                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                                 File No. 33-442
                                                               File No. 811-4413


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.
                                -------

     Post-Effective Amendment No.  33
                                 ------

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]

     Amendment No.   33
                  -------

                         DELAWARE GROUP EQUITY FUNDS IV
               --------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

          2005 Market Street, Philadelphia, Pennsylvania       19103-7094
          ---------------------------------------------------------------
             (Address of Principal Executive Offices)          (Zip Code)

Registrant's Telephone Number, including Area Code:                 800 523-1918
                                                                    ------------

  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
  -----------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                           December 20, 2004
                                                               -----------------

It is proposed that this filing will become effective:

              immediately upon filing pursuant to paragraph (b)
         -----
              on (date) pursuant to paragraph (b)
         -----
              60 days after filing pursuant to paragraph (a)(1)
         -----

           X  on January 28, 2005 pursuant to paragraph (a)(1)
         -----

              75 days after filing pursuant to paragraph (a)(2)
         -----
              on (date) pursuant to paragraph (a)(2) of Rule 485
         -----

If appropriate:

         _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment

                             --- C O N T E N T S ---



This Post-Effective Amendment No. 33 to Registration File No. 33-442 includes the following:


    1. Facing Page

    2. Contents Page

    3. Part A - Prospectuses

    4. Part B - Statement of Additional Information

    5. Part C - Other Information

    6. Signatures

    7. Exhibits

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)


                                                              2005 MARKET STREET
                                                     PHILADELPHIA, PA 19103-7094




December 20, 2004


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC  20549
Attn: Mary Cole

         RE:  DELAWARE GROUP EQUITY FUNDS IV
              FILE NOS. 33-442/811-4413

Ladies and Gentlemen:

         Enclosed is a letter requesting acceleration of Post-Effective Amendment No. 33 to the Fund's Registration Statement on Form N-1A. Please call me with any questions related to this request and to notify of the effectiveness of the post-effective amendment.


                                                      Very truly yours,


                                                      Cori E. Daggett
                                                      --------------------
                                                      Cori E. Daggett
                                                      Senior Counsel


:kr
Encls.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)



                                                              2005 MARKET STREET
                                                     PHILADELPHIA, PA 19103-7094


December 20, 2004


VIA EDGAR TRANSMISSION
----------------------

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549
Attn:  Mary Cole, Esquire

         RE:  DELAWARE GROUP EQUITY FUNDS  IV
              FILE NOS. 33-442/811-4413

Ladies and Gentlemen:

         Pursuant to Rule 461 of the Securities Act of 1933, we hereby request that the effective date of Post-Effective Amendment No. 33 to the Fund's Registration Statement on Form N-1A be accelerated to January 28, 2005.


                                  Very truly yours,

                                  DELAWARE GROUP EQUITY FUNDS IV


                                  By: Anthony G. Ciavarelli
                                      --------------------------------------
                                      Anthony G. Ciavarelli
                                      Assistant Vice President/
                                      Senior Counsel/Assistant Secretary


                                  DELAWARE DISTRIBUTORS, L.P.


                                  By: Richelle S. Maestro
                                      ----------------------------------------
                                      Richelle S. Maestro
                                      Executive Vice President/General Counsel
                                      Secretary

                     Delaware
                     Investments(SM)
                     --------------------------------------
                     A member of Lincoln Financial Group(R)


                        DELAWARE DIVERSIFIED GROWTH FUND

                      Class A * Class B * Class C * Class R


                                   PROSPECTUS
                                January 28, 2005


                           STRUCTURED EQUITY PRODUCTS


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS                                           PAGE

FUND PROFILE                                                PAGE
Delaware Diversified Growth Fund

HOW WE MANAGE THE FUND                                      PAGE
Our investment strategy
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

WHO MANAGES THE FUND                                        PAGE
Investment manager
Portfolio managers
Who's who?

ABOUT YOUR ACCOUNT                                          PAGE
Investing in the Fund
  Choosing a share class
  Dealer compensation
How to reduce your sales charge
How to buy shares
How to redeem shares
Account minimums
Special services
Exchanges
Frequent trading of Fund shares (Market timing)
Dividends, distributions and taxes
Certain management considerations

FINANCIAL HIGHLIGHTS                                        PAGE

GLOSSARY                                                    PAGE

PROFILE: DELAWARE DIVERSIFIED GROWTH FUND

WHAT IS THE FUND'S GOAL?
Delaware Diversified Growth Fund seeks capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
We invest primarily in stocks of companies that we believe have growth potential. In evaluating companies, we use a three-fold approach. First, we rank a broad universe of companies using what is known as a quantitative model. We then do additional qualitative research on the companies that appear most promising. A quantitative approach generally utilizes a computer program to evaluate a large number of stocks based on a variety of pre-selected characteristics for the stocks. We combine that with additional hands-on research that might evaluate such factors as the quality of the company's management, new product lines, the outlook for the industry and competitive pressures they might be facing. We seek to identify companies that are highly ranked by our quantitative screening and also look promising from a qualitative perspective.

In the last step of the process, we review the Fund's portfolio in comparison to the Fund's benchmark, the Russell 1000 Growth Index, in order to help minimize deviations in overall portfolio characteristics and risk, in an attempt to both manage the portfolio's risk level, but also to provide consistent returns above that of the Fund's benchmark. The resulting stocks selected will typically have one or more of the following characteristics in comparison to the overall stock market as represented by the S&P 500 Index: higher expected earnings growth, higher expected revenue growth, improving earnings estimates, or better margins.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices, which can be caused by a decline in the stock market or poor performance from specific companies that can result from negative earnings reports or dividend reductions.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE FUND
o Investors with long-term financial goals.
o Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of large-sized companies.

WHO SHOULD NOT INVEST IN THE FUND
o Investors with short-term financial goals.
o Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE DIVERSIFIED GROWTH FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past eight calendar years, as well as the average annual returns of these shares for one-year, five-year and lifetime periods. Returns are not provided for Class R shares since the class has not yet commenced operations. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during the periods. The returns would be lower without the expense caps. Please see the footnotes on page __ for additional information about the expense caps.

YEAR-BY-YEAR TOTAL RETURN (Class A)

-----------------------------------------------------------------------------------------------
        1997        1998        1999        2000        2001       2002        2003        2004
-----------------------------------------------------------------------------------------------
       ____%       ____%       ____%       ____%       ____%      ____%       ____%       ____%
-----------------------------------------------------------------------------------------------

During the periods illustrated in this bar chart, Class A's highest quarterly return was ____% for the quarter ended ________________ and its lowest quarterly return was ____% for the quarter ended ________________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

AVERAGE ANNUAL RETURNS for periods ending 12/31/04

----------------------------------------------------------------------------------------------------------------------------
                                                                                             1 YEAR    5 YEARS   LIFETIME**
----------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                                   ____%      ____%        ____%
----------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                                   ____%      ____%        ____%
----------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares                           ____%      ____%        ____%
----------------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                                  ____%      ____%        ____%
----------------------------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                                  ____%      ____%        ____%
----------------------------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)                 ____%      ____%        ____%
----------------------------------------------------------------------------------------------------------------------------

The Fund's returns above are compared to the performance of the Russell 1000 Growth Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the return for Class B would be ____%, and the return for Class C would be _____%.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. The Russell 1000 Growth Index returns are for Class A's lifetime. Inception dates for the Class A, Class B and Class C shares for the Fund were December 2, 1996, April 30, 2002 and April 30, 2002, respectively. The Index returns for Class B and Class C lifetime periods was ____%. Returns are not provided for Class R shares since they have not yet commenced operations. Returns are not provided for Class R shares since they have not yet commenced operations.

WHAT ARE THE FUND'S FEES AND EXPENSES?

---------------------------------------- ----------------------------------------------- ---------- ---------- ----------- ---------
SALES CHARGES are fees paid              CLASS                                                   A          B           C         R
directly from your investments           ----------------------------------------------- ---------- ---------- ----------- ---------
when you buy or sell shares of           Maximum sales charge (load) imposed
the Fund. You do not pay sales           on purchases as a percentage of offering
charges when you buy or sell             price                                               ____%      ____%       ____%     ____%
Class R shares.                          ----------------------------------------------- ---------- ---------- ----------- ---------
                                         Maximum contingent deferred sales
                                         charge (load) as a percentage of original
                                         purchase price or redemption price,
                                         whichever is lower                                  ____%      ____%       ____%     ____%
                                         ----------------------------------------------- ---------- ----------
                                         Maximum sales charge (load) imposed
                                         on reinvested dividends                             ____%      ____%       ____%     ____%
                                         ----------------------------------------------- ---------- ---------- ----------- ---------
                                         Redemption fees                                     ____%      ____%       ____%     ____%
                                         ----------------------------------------------- ---------- ---------- ----------- ---------
                                         Exchange fees(4)                                    ____%      ____%       ____%     ____%
---------------------------------------- ----------------------------------------------- ---------- ---------- ----------- ---------

--------------------------------------- -------------------------------------------- ----------- ----------- ----------- -----------
ANNUAL FUND OPERATING                   CLASS                                                 A           B           C           R
EXPENSES are deducted from              -------------------------------------------- ----------- ----------- ----------- -----------
the Fund's assets.                      Management fees                                   ____%       ____%       ____%       ____%
                                        -------------------------------------------- ----------- ----------- ----------- -----------
                                        Distribution and service (12b-1) fees            ____%(5)     ____%       ____%       ____%
                                        -------------------------------------------- ----------- ----------- ----------- -----------
                                        Other expenses                                    ____%       ____%       ____%       ____%
                                        -------------------------------------------- ----------- ----------- ----------- -----------
                                        Total annual fund operating expenses              ____%       ____%       ____%       ____%
                                        -------------------------------------------- ----------- ----------- ----------- -----------
                                        Fee waivers and payments(6)                      (____%)     (____%)     (____%)     (____%)
                                        -------------------------------------------- ----------- ----------- ----------- -----------
                                        Net expenses                                      ____%       ____%       ____%       ____%
                                        -------------------------------------------- ----------- ----------- ----------- -----------
-------------------------------------- ------------- ---------- ------------ --------------- --------- -------- -------- -----------
THIS EXAMPLE is intended to             CLASS(8)              A            B               B         C                C           R
help you compare the cost of                                                   (if redeemed)              (if redeemed)
investing in the Fund to the            ------------ ---------- ------------ --------------- --------- -------- -------- -----------
cost of investing in other              1 year             $___         $___            $___      $___             $___        $___
mutual funds with similar               ------------ ---------- ------------ --------------- --------- -------- -------- -----------
investment objectives. We               3 years            $___         $___            $___      $___             $___        $___
show the cumulative amount of           ------------ ---------- ------------ --------------- --------- -------- -------- -----------
Fund expenses on a                      5 years            $___         $___            $___      $___             $___        $___
hypothetical investment of              ------------ ---------- ------------ --------------- --------- -------- -------- -----------
$10,000 with an annual 5%               10 years           $___         $___            $___      $___             $___        $___
return over the time shown.(7)          ------------ ---------- ------------ --------------- --------- -------- -------- -----------
This is an example only, and
does not represent future
expenses, which may be
greater or less than those
shown here.
-------------------------------------- ------------- ---------- ------------ --------------- --------- -------- -------- -----------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial advisor who is paid a commission, a contingent deferred sales charge will apply to certain redemptions made within two years of purchase. Additional Class A purchase options that involve a contingent deferred sales charge may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a contingent deferred sales charge of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1% contingent deferred sales charge.
(4) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund has a front-end sales charge.

(5) Class A shares are subject to a 12b-1 fee of 0.30% of average daily net assets. However, the distributor has contracted to waive a portion of that 12b-1 fee through _____________ in order to prevent total 12b-1 plan expenses from exceeding ___% of average daily net assets.
(6) The investment manager has contracted to waive fees and pay expenses through ________________ in order to prevent total operating expenses (excluding taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) from exceeding ____% of average daily net assets.

(7) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the years two through ten.
(8) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

HOW WE MANAGE THE FUND

OUR INVESTMENT STRATEGY

We utilize a quantitative model to rank a broad universe of stocks using both growth characteristics (earnings growth, revenue growth, margin expansion, improving business fundamentals) and value characteristics (low price-to-earnings ratio, low price to book ratio, low price to cashflow ratio). Based on the ranking, we then do fundamental research on the most attractive companies. We conduct research to evaluate other aspects of a company including the quality of management, the outlook for the industry, new product lines, and competitive pressures. A combination of these two analyses is used to select stocks for the portfolio. We rely more heavily on the initial quantitative ranking in our final selection.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

o For Delaware Diversified Growth Fund, we strive to identify stocks of large-sized companies that appear to have greater growth potential than the average of the companies in the S&P 500 Index. We typically evaluate a company in relation to the overall stock market as represented by the S&P 500 Index.

o The investment objective of Delaware Diversified Growth Fund is to achieve capital appreciation with current income as a secondary objective. The Fund seeks to achieve its objective by investing primarily in the stocks of companies that have earnings that are increasing faster than the overall market. The Fund will generally invest in companies currently having a market capitalization of at least $1 billion. The manager seeks companies that have one or more of the following characteristics in relation to the market as represented by the S&P 500 Index:

o    higher expected earnings growth;

o    higher expected revenue growth;

o    improving earning estimates; or

o    stronger balance sheet.


The manager ranks a broad universe of stocks using quantitative models that assess each company on a variety of growth and value characteristics such as those mentioned above. Generally speaking, a growth oriented strategy typically concentrates on stocks with earnings that the manager believes will grow faster than the overall market. A value orientation, on the other hand, focuses on stocks that the manager believes are undervalued in price and will eventually be recognized by the market. A composite ranking is generated which seeks to identify companies with solid or improving fundamentals and favorable valuations. The manager will then perform qualitative assessments of these companies in selecting securities that the manager believes will best help the Fund achieve its objectives. In selecting portfolio securities, the manger will structure a portfolio that is weighted towards those securities that are more highly ranked by the quantitative models. In the final step of the investment process, we look at the entire portfolio to assess deviation between the Fund's portfolio and its benchmark, including such factors as risk and industry diversification deviation in analyzing the portfolio and considering making adjustments.

Delaware Diversified Growth Fund's investment objective is non-fundamental. This means the Board of Trustees may change the Fund's objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

THE SECURITIES WE TYPICALLY INVEST IN
Stocks generally offer investors the potential for capital appreciation and may pay dividends as well.

--------------------------------------------------------------------------------------------------------------------------
                      SECURITIES                                                     HOW WE USE THEM
--------------------------------------------------------------- ----------------------------------------------------------
COMMON STOCKS:  Securities that represent shares of ownership   Under normal circumstances, we generally will invest
in a corporation. Stockholders participate in the               85% to 100% of the Fund's net assets in common stock.
corporation's profits and losses proportionate to the number    We will generally invest in companies of at least $1
of shares they own.                                             billion in market capitalization, but may also invest
                                                                in smaller companies.
--------------------------------------------------------------- ----------------------------------------------------------
FOREIGN STOCKS AND DEPOSITARY RECEIPTS:  Foreign stocks are     We may invest up to 20% of the Fund's net assets in
those issued by a company that is located in a foreign          foreign companies directly or indirectly through
country, has the majority of its assets in a foreign company    American, Global or European Depositary Receipts. We
or generates the majority of its operating income in a          would typically hold Depositary Receipts when we believe
foreign country. Depositary receipts are issued by a U.S. or    they offer greater appreciation potential than U.S.
foreign bank and represent the bank's holdings of a  stated     securities. Investing directly in international
number of shares of a foreign corporation.  A Depositary        securities is not typically a significant component of
Receipt entitles the  holder to all dividends and capital       our strategy.
gains earned by the underlying foreign shares. ADRs are
bought and sold the same as U.S. securities.
--------------------------------------------------------------- ----------------------------------------------------------
REPURCHASE AGREEMENTS:  An agreement between a buyer of         Typically, we use repurchase agreements as a short-term
securities, such as the Fund, and a seller of securities in     investment for the Fund's cash position. In order to
which the seller agrees to buy the securities back within a     enter into these repurchase agreements, the Fund must
specified time at the same price the buyer paid for them,       have collateral of 102% of the repurchase price.  The
plus an amount equal to an agreed upon interest rate.           Fund will only enter into repurchase agreements in which
Repurchase agreements are often viewed as equivalent to cash.   the collateral is comprised of U.S. government
                                                                securities.
--------------------------------------------------------------- ----------------------------------------------------------
RESTRICTED SECURITIES:  Privately placed securities whose       We may invest in privately placed securities including
resale is restricted under securities law.                      those that are eligible for resale only among certain
                                                                institutional buyers without registration, commonly
                                                                known as "Rule 144A Securities".
--------------------------------------------------------------- ----------------------------------------------------------
OPTIONS AND FUTURES:  Options represent a right to buy or       If we have stocks that have unrealized gains because of
sell a security or a group of securities at an agreed upon      past appreciation, we may want to protect those gains
price at a future date. The purchaser of an option may or may   when we anticipate adverse conditions. We might use
not choose to go through with the transaction.                  options or futures to neutralize the effect of any price
                                                                declines, without selling the security. We may also use
Futures contracts are agreements for the purchase or sale of    options and futures to quickly invest excess cash so
a security or a group of securities at a specified price, on    that the portfolio is generally fully invested.
a specified date.  Unlike an option, a futures contract must
be executed unless it is sold before the settlement date.       Use of these strategies can increase the operating costs
                                                                of the Fund and can lead to loss of principal.
Options and futures are generally considered to be derivative securities.
--------------------------------------------------------------- ----------------------------------------------------------
ILLIQUID SECURITIES:  Securities that do not have a ready       We may invest up to 15% of the Fund's net assets in
market, and cannot be easily sold within seven days at          illiquid securities.
approximately the price that a fund has valued them.
--------------------------------------------------------------------------------------------------------------------------

The Fund may also invest in other securities, including preferred stock, real estate investment trusts, warrants and either equity or debt securities that are convertible into stocks. Please see the Statement of Additional Information for additional information on these securities as well as those listed in the table above.

LENDING SECURITIES
The Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions, if any, may generate additional income for the Fund.

BORROWING FROM BANKS
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

TEMPORARY DEFENSIVE POSITIONS
For temporary defensive purposes, we may hold a substantial part of the Fund's assets in bonds, cash or cash equivalents. To the extent that the Fund holds such instruments, it may be unable to achieve its investment objective.

THE RISKS OF INVESTING IN THE FUND
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

--------------------------------------------------------------------------------------------------------------------------
                            RISKS                                             HOW WE STRIVE TO MANAGE THEM
--------------------------------------------------------------- ----------------------------------------------------------
MARKET RISK:  The risk that all or a majority of the            We maintain a long-term investment approach and focus on
securities in a certain market -- like the stock or bond        stocks we believe can appreciate over an extended time
market -- will decline in value because of factors such as      frame regardless of interim market fluctuations. We do
economic conditions, future expectations or investor            not try to predict overall stock market movements and
confidence.                                                     though we may hold securities for any amount of time, we
                                                                generally do not trade for short-term purposes.
--------------------------------------------------------------- ----------------------------------------------------------
INDUSTRY AND SECURITY RISK:  The risk that the value of         We limit the amount of the Fund's assets invested in any
securities in a particular industry or the value of an          one industry and in any individual security. We also
individual stock or bond will decline because of changing       follow a rigorous selection process before choosing
expectations for the performance of that industry or for the    securities and continuously monitor them while they
individual company issuing the stock.                           remain in the portfolio.
--------------------------------------------------------------- ----------------------------------------------------------
FUTURES AND OPTIONS RISK:  The possibility that a fund may      We will not use futures and options for speculative
experience a loss if it employs an options or futures           reasons. We may use futures and options to protect gains
strategy related to a security or a market index and that       in the portfolio without actually selling a security. We
security or index moves in the opposite direction from what     may also use futures and options to quickly invest
the manager anticipated.  Futures and options also involve      excess cash so that the portfolio is generally fully
additional expenses, which could reduce any benefit or          invested.
increase any loss that a fund gains from using the strategy.
--------------------------------------------------------------- ----------------------------------------------------------
FOREIGN RISK:  The risk that foreign securities may be          Investing in foreign securities is not a significant
adversely affected by political instability, changes in         part of our strategy. We may not invest more than 20% of
currency exchange rates, foreign economic conditions or         net assets in direct and indirect holdings of foreign
inadequate regulatory and accounting standards.                 securities.
--------------------------------------------------------------- ----------------------------------------------------------
LIQUIDITY RISK:  The possibility that securities cannot be      We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a fund has valued them.
--------------------------------------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI and [on the Fund's website at www.delawarefunds.com.]

WHO MANAGES THE FUND

INVESTMENT MANAGER
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid ____% as a percentage of average daily net assets for the last fiscal year, after giving effect to waivers by the manager.

PORTFOLIO MANAGERS
Patrick P. Coyne, Christopher S. Adams, Francis X. Morris, Michael S. Morris and Donald G. Padilla have responsibility for making day-to-day investment decisions for the Fund.

PATRICK P. COYNE, Executive Vice President/Managing Director/Head of Equity Investments, holds a magna cum laude degree in European History and Classics from Harvard University and an MBA in Finance from the University of Pennsylvania's Wharton School of Business. He began his career with Kidder, Peabody & Co., where he managed the firm's trading desk for four years. In 1989 he joined Delaware Investments, where he now heads up the equity investment department while co-managing mutual funds and nuclear decommissioning accounts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia.

CHRISTOPHER S. ADAMS, Vice President/Portfolio Manager and Senior Equity Analyst, is a member of the portfolio construction group within the Delaware Structured Products Team. He performs analysis and research to support the portfolio management function. He joined Delaware Investments in 1995 after several years' experience in the financial services industry in the U.S. and U.K. Mr. Adams holds both a bachelor's and master's degrees in history and economics from Oxford University, England and received a MBA with dual majors in finance and insurance/risk management from the Wharton School of Business at the University of Pennsylvania. He is a CFA charterholder. Mr. Adams is a member of AIMR and a Director of the Financial Analysts of Philadelphia.

FRANCIS X. MORRIS, Director of Fundamental Research/Senior Portfolio Manager, holds a bachelor's degree in finance from Providence College in Rhode Island and an MBA from Widener University in Pennsylvania. He has been managing mutual fund portfolios at Delaware Investments since 1999 and institutional equity portfolios at Delaware Investments since 1997. He has 22 years of investment management experience. Mr. Morris came to Delaware Investments from PNC Asset Management where he served as a securities analyst, portfolio manager and Director of Equity Research. He is past president of the Financial Analysts of Philadelphia.

MICHAEL S. MORRIS, Vice President/Portfolio Manager, holds a BS from Indiana University with a major in finance. He joined Delaware Investments in 1999. Previously he served as Senior Equity Analyst at Pilgrim Baxter, covering financial stocks. He has 10 years of investment management experience. Mr. Morris is a CFA charterholder and a member of the Bank and Financial Analysts Association. He has been co-managing the equity portion of the Fund since November 5, 2001.

DONALD G. PADILLA, Vice President/Equity Analyst II, is a member of the portfolio construction group within the Delaware Structured Products Team. He performs analysis and research to support the portfolio management function. He joined Delaware Investments in 1994 as an Assistant Controller responsible for treasury functions, including managing corporate cash investments, developing financial models and the financial operations of the Lincoln Life 401k annuities segment. Prior to joining Delaware Investments in 1994, Mr. Padilla worked for ten years at The Vanguard Group. Mr. Padilla received a BS degree in Accounting from Lehigh University. He is a CFA charterholder. He is a member of AIMR and the Philadelphia Society of Financial Analysts.

WHO'S WHO?
This shows the various organizations involved with managing, administering and servicing the Delaware Investments funds.

                                                         BOARD OF TRUSTEES
INVESTMENT MANAGER                                                                             CUSTODIAN
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     THE FUND                       Brooklyn, NY 11245

                                   DISTRIBUTOR                              SERVICE AGENT
                                   Delaware Distributors, L.P.              Delaware Service Company, Inc.
                                   2005 Market Street                       2005 Market Street
                                   Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094


                                   FINANCIAL INTERMEDIARY WHOLESALER
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
PORTFOLIO MANAGERS
(see page __ for details)

                                                         FINANCIAL ADVISORS

                                                            SHAREHOLDERS

BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Delaware Diversified Growth Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund Trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISORS Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUND
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

CHOOSING A SHARE CLASS

CLASS A
   o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

   o If you invest $50,000 or more, your front-end sales charge will be reduced.

   o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

   o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C and Class R shares.

   o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

   o Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares.

CLASS A SALES CHARGES

------------------------------------------------------------------------------------------------------------------------------
                                                     SALES CHARGE AS % OF                      SALES CHARGE AS % OF
           AMOUNT OF PURCHASE                           OFFERING PRICE                            AMOUNT INVESTED
------------------------------------------ ------------------------------------------ ----------------------------------------
            Less than $50,000                                5.75%                                     6.10%
------------------------------------------ ------------------------------------------ ----------------------------------------
               $50,000 but
             under $100,000                                  4.75%                                     4.99%
------------------------------------------ ------------------------------------------ ----------------------------------------
              $100,000 but
             under $250,000                                  3.75%                                     3.90%
------------------------------------------ ------------------------------------------ ----------------------------------------
              $250,000 but
             under $500,000                                  2.50%                                     2.56%
------------------------------------------ ------------------------------------------ ----------------------------------------
              $500,000 but
            under $1 million                                 2.00%                                     2.04%
------------------------------------------------------------------------------------------------------------------------------
As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial advisor is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of
1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year after your purchase, unless a specific waiver of the charge applies.
------------------------------------------------------------------------------------------------------------------------------
           AMOUNT OF PURCHASE                          SALES CHARGE AS %                         SALES CHARGE AS %
                                                       OF OFFERING PRICE                        OF AMOUNT INVESTED
------------------------------------------ ------------------------------------------ ----------------------------------------
       $1,000,000 up to $5 million                           none                                      none
------------------------------------------ ------------------------------------------ ----------------------------------------
            Next $20 million
            up to $25 million                                none                                      none
------------------------------------------ ------------------------------------------ ----------------------------------------
         Amount over $25 million                             none                                      none
------------------------------------------------------------------------------------------------------------------------------

CLASS B
   o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

   o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

   o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

   o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1.00% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

   o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

   o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

   o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
   o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

   o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

   o Class C shares are subject to an annual 12b-1 fee no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

   o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends on these shares are lower than dividends on Class A and Class R shares.

   o Unlike Class B shares, Class C shares do not automatically convert into another class.

   o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R
   o Class R shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a contingent deferred sales charge.

   o Class R shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

   o Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

   o Unlike Class B shares, Class R shares do not automatically convert into another class.

   o Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement record keeping system that are offering Class R shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRA's, SEP-IRA's, SAR-SEP IRA's, Roth IRA's, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries where such program requires the purchase of a specific class of shares.

Any account holding Class A shares as of June 2, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

DEALER COMPENSATION

Your financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the distributor to the securities dealer with whom your financial advisor is associated.

---------------------------------------------------------------------------------------------------------------
                                       CLASS A(1)          CLASS B(2)         CLASS C(3)         CLASS R(4)
---------------------------------- ------------------ ------------------- ----------------- -------------------
COMMISSION (%)                            ---               4.00%              1.00%               ---
---------------------------------- ------------------ ------------------- ----------------- -------------------
Investment up to $49,999                 5.00%               ---                ---                ---
---------------------------------- ------------------ ------------------- ----------------- -------------------
$50,000 - $99,999                        4.00%               ---                ---                ---
---------------------------------- ------------------ ------------------- ----------------- -------------------
$100,000 - $249,999                      3.00%               ---                ---                ---
---------------------------------- ------------------ ------------------- ----------------- -------------------
$250,000 - $499,999                      2.00%               ---                ---                ---
---------------------------------- ------------------ ------------------- ----------------- -------------------
$500,000 - $999,999                      1.60%               ---                ---                ---
---------------------------------- ------------------ ------------------- ----------------- -------------------
$1,000,000 - $4,999,999                  1.00%               ---                ---                ---
---------------------------------- ------------------ ------------------- ----------------- -------------------
$5,000,000 - $24,999,999                 0.50%               ---                ---                ---
---------------------------------- ------------------ ------------------- ----------------- -------------------
$25,000,000 +                            0.25%               ---                ---                ---
---------------------------------- ------------------ ------------------- ----------------- -------------------
12B-1 FEE TO DEALER                      0.30%              0.25%              1.00%              0.60%
---------------------------------------------------------------------------------------------------------------

(1) On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% 12b-1 fee applicable to Class A shares, although under the plan adopted by the Board of Trustees that went into effect on June 1, 1992 a lesser amount may be paid.
(2) On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00%. Your securities dealer also may be eligible to receive a 12b-1 of up to 0.25% from the date of purchase, however the Distributor has agreed to waive these 12b-1 fees through November 30, 2004. After approximately eight years, Class B shares automatically convert into Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.
(3) On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.
(4) On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. Your securities dealer may be eligible to receive a 12b-1 of up to 0.60% from the date of purchase.

HOW TO REDUCE YOUR SALES CHARGE
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. Class R shares have no up-front sales charge.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARE CLASS
      PROGRAM                        HOW IT WORKS                       A                            B                    C
-----------------------------------------------------------------------------------------------------------------------------------
Letter of Intent           Through a Letter of Intent you               X               Although the Letter of Intent and Rights of
                           agree to invest a certain amount                             Accumulation do not apply to the purchase of
                           in Delaware Investments Funds                                Class B and Class C shares, you can combine
                           (except money market funds with                              your purchase of Class A shares with your
                           no sales charge) over a 13-month                             purchase of Class B and Class C shares to
                           period to qualify for reduced                                fulfill your Letter of Intent or qualify for
                           front-end sales charges.                                     Rights of Accumulation.

Rights of Accumulation     You can combine your holdings or             X
                           purchases of all funds in the
                           Delaware Investments family
                           (except money market funds with
                           no sales charge) as well as the
                           holdings and purchases of your
                           spouse and children under 21 to
                           qualify for reduced front-end
                           sales charges.

Reinvestment of            Up to 12 months after you redeem      For Class A, you       For Class B, your         Not available.
Redeemed Shares            shares, you can reinvest the          will not have to pay   account will be
                           proceeds without paying a sales       an additional          credited with the
                           charge as noted to the right.         front-end sales        contingent deferred
                                                                 charge.                sales charge you
                                                                                        previously paid on
                                                                                        the amount you are
                                                                                        reinvesting. Your
                                                                                        schedule for
                                                                                        contingent deferred
                                                                                        sales charges and
                                                                                        conversion to Class
                                                                                        A will not start
                                                                                        over again; it will
                                                                                        pick up from the
                                                                                        point at which you
                                                                                        redeemed your
                                                                                        shares.

SIMPLE IRA, SEP/IRA,       These investment plans may                   X               There is no reduction in sales charges for
SAR/SEP, Prototype Profit  qualify for reduced sales                                    Class B or Class C shares by group purchases
Sharing, Pension, 401(k),  charges by combining the                                     by retirement plans.
SIMPLE 401(k), 403(b)(7),  purchases of all members of the
and 457 Retirement Plans   group. Members of these groups
                           may also qualify to purchase
                           shares without a front-end sales
                           charge and may qualify for a
                           waiver of any contingent
                           deferred sales charges.
-----------------------------------------------------------------------------------------------------------------------------------

HOW TO BUY SHARES

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: EXCHANGE SYMBOL]

BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can purchase or exchange shares through Delaphone, our automated telephone service or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an Individual Retirement Account (IRA) or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act; or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for a Coverdell Education Savings Account (formerly an "Education IRA") is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

FAIR VALUATION
When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Pricing Committee values Fund assets as described above.

RETIREMENT PLANS
In addition to being an appropriate investment for your IRA, Roth IRA and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

HOW TO REDEEM SHARES

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

BY MAIL
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

BY TELEPHONE
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can redeem shares through Delaphone, our automated telephone service. For more information about how to sign up for this service, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receive the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

ACCOUNT MINIMUMS
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs and Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, your Fund may redeem your account after 60 days' written notice to you.

SPECIAL SERVICES
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

AUTOMATIC INVESTING PLAN
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

DIRECT DEPOSIT
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

ONLINE ACCOUNT ACCESS
Account access is a password protected area of the Delaware Investments Web site that gives you access to your account information and allows you to perform transactions in a secure environment.

ELECTRONIC DELIVERY
With Delaware eDelivery you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports, and other fund materials online, in a secure environment at any time, from anywhere.

WEALTH BUILDER OPTION
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

DIVIDEND REINVESTMENT PLAN
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

EXCHANGES
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund without paying a front-end sales charge or a contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's Prospectus and read it carefully before buying shares through an exchange.

MONEYLINE(SM) ON DEMAND SERVICE
Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MONEYLINE DIRECT DEPOSIT SERVICE
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

SYSTEMATIC WITHDRAWAL PLAN
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

FREQUENT TRADING OF FUND SHARES (MARKET TIMING)
The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or the Optimum Funds Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of Fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

RISKS OF MARKET TIMING. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Fund performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

TRANSACTION MONITORING PROCEDURES. The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in Fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds seek to apply their monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING. Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains, unless you direct us otherwise.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 1, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003, which changes the tax rates on certain types of distributions. We urge you to consult your tax advisor about your particular tax situation and how it might be affected by the new tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains.

You also may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

CERTAIN MANAGEMENT CONSIDERATIONS

INVESTMENTS BY FUND OF FUNDS AND INVESTMENT VEHICLES THAT OPERATE SIMILARLY TO FUNDS OF FUND'S The Fund accepts investments from the funds of funds, including those within the Delaware Investments family, and investment vehicles that operate similarly to funds of funds, such as 529 plans. A "529 Plan" is a college savings program that operates under Section 529 of the Internal Revenue Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by the funds of funds and/or similar investment vehicles and will attempt to minimize any adverse effects on both the Fund and the funds of funds and/or similar investment vehicles as a result of these transactions.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES are intended to help you understand the Fund's financial performance. Currently, financial highlights are not provided for Class R shares since the class has not yet commenced operations. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

------------------------------------------------------------------------------------------------------------------
                                                                                    CLASS A
                                                           -------------------------------------------------------
                                                                                   YEAR ENDED
DELAWARE DIVERSIFIED GROWTH FUND                                                       9/30

                                                           -------------------------------------------------------
                                                               2004        2003        2002        2001       2000
                                                           -------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(2)
------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
------------------------------------------------------------------------------------------------------------------
Total from investment operations
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
------------------------------------------------------------------------------------------------------------------
Net investment income
------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments
------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to expense
limitation and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average net
assets
------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets prior
to expense limitation and expenses paid indirectly
------------------------------------------------------------------------------------------------------------------
Portfolio turnover
------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. The returns reflect a waiver and payment of fees by the manager and distribution, as applicable. Performance would have been lower had the expense limitation not been in effect.

----------------------------------------------------------------------------------------------------------------------
                                                                     CLASS B                       CLASS C
                                                     -----------------------------------------------------------------
                                                                                Period                          Period
                                                                               4/30/02                         4/30/02
DELAWARE DIVERSIFIED GROWTH FUND                                                    to                              to
                                                         Year ended 9/30    9/30/02(1)   Year ended 9/30    9/30/02(1)
                                                     -----------------------------------------------------------------
                                                        2004        2003                 2004      2003
                                                     -----------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss)(2)
----------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments
----------------------------------------------------------------------------------------------------------------------
Total from investment operations
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
----------------------------------------------------------------------------------------------------------------------
Net investment income
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments
----------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments
----------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
----------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
----------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets prior to
expense limitation and expenses paid indirectly
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment income (loss) to average
net assets
----------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
prior to expense limitation and expenses paid
indirectly
----------------------------------------------------------------------------------------------------------------------
Portfolio turnover
----------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations; ratios and portfolio turnover have been annualized and total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. The returns reflect a waiver and payment of fees by the manager and distribution, as applicable. Performance would have been lower had the expense limitation not been in effect.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME (LOSS)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions - From net realized gain on investments."

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of a fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income (loss) by average net assets.

PORTFOLIO TURNOVER RATE
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover rate has bought and sold half of the value of its total investment portfolio during the stated period.

GLOSSARY

HOW TO USE THIS GLOSSARY
This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMMISSION
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

CURRENCY EXCHANGE RATES
The price at which one country's currency can be converted into another's. This exchange rate varies almost daily according to a wide range of political, economic and other factors.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD REGULATION, INC. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NET ASSET VALUE (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

NET ASSETS
Net assets, for the purposes of a fund's investment policy, equals the total value of all assets in the fund's portfolio, minus any liabilities, plus the amount of borrowings, if any.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

PRICE-TO-EARNINGS RATIO
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

RUSSELL 1000 GROWTH INDEX
Measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return varies from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFTS TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

DELAWARE DIVERSIFIED GROWTH FUND

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER

800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-4413

DELAWARE DIVERSIFIED GROWTH FUND

                            CUSIP           NASDAQ
                            -----           ------
Class A                   24610A109          DGDAX
Class B                   24610A208          DGDBX
Class C                   24610A307          DGDCX

                     Delaware
                     Investments(SM)
                     --------------------------------------
                     A member of Lincoln Financial Group(R)

PR-133 [--] IVES 1/05

                   Delaware
                   Investments(SM)
                   ---------------------------------------
                   A member of Lincoln Financial Group (R)



                        DELAWARE DIVERSIFIED GROWTH FUND

                               Institutional Class


                                   PROSPECTUS
                                January 28, 2005



                           STRUCTURED EQUITY PRODUCTS


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS                                          PAGE

FUND PROFILE                                               PAGE
Delaware Diversified Growth Fund

HOW WE MANAGE THE FUND                                     PAGE
Our investment strategy
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

WHO MANAGES THE FUND                                       PAGE
Investment manager
Portfolio managers
Who's who?

ABOUT YOUR ACCOUNT                                         PAGE
Investing in the Fund
How to buy shares
How to redeem shares
Account minimum
Exchanges
Frequent trading of Fund shares (Makret timing)
Dividends, distributions and taxes
Certain management considerations

FINANCIAL HIGHLIGHTS                                       PAGE

GLOSSARY                                                   PAGE

PROFILE: DELAWARE DIVERSIFIED GROWTH FUND

WHAT IS THE FUND'S GOAL?
Delaware Diversified Growth Fund seeks capital appreciation. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
We invest primarily in stocks of companies that we believe have growth potential. In evaluating companies, we use a three-fold approach. First, we rank a broad universe of companies using what is known as a quantitative model. We then do additional qualitative research on the companies that appear most promising. A quantitative approach generally utilizes a computer program to evaluate a large number of stocks based on a variety of pre-selected characteristics for the stocks. We combine that with additional hands-on research that might evaluate such factors as the quality of the company's management, new product lines, the outlook for the industry and competitive pressures they might be facing. We seek to identify companies that are highly ranked by our quantitative screening and also look promising from a qualitative perspective.

In the last step of the process, we review the Fund's portfolio in comparison to the Fund's benchmark, the Russell 1000 Growth Index, in order to help minimize deviations in overall portfolio characteristics and risk, in an attempt to both manage the portfolio's risk level, but also to provide consistent returns above that of the Fund's benchmark. The resulting stocks selected will typically have one or more of the following characteristics in comparison to the overall stock market as represented by the S&P 500 Index: higher expected earnings growth, higher expected revenue growth, improving earnings estimates, or better margins.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices, which can be caused by a decline in the stock market or poor performance from specific companies that can result from negative earnings reports or dividend reductions.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page __.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE FUND
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of large-sized companies.

WHO SHOULD NOT INVEST IN THE FUND
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE DIVERSIFIED GROWTH FUND PERFORMED?


THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class have varied over the past eight calendar years, as well as the average annual returns of these shares for one-year, five-year and lifetime periods. The Fund's past performance is not necessarily an indication of how it will perform in the future. The returns reflect expense caps in effect during the periods. The returns would be lower without the expense caps. Please see footnotes on page 4 for additional information about the expense caps.


YEAR-BY-YEAR TOTAL RETURN (Institutional Class)

------------ ----------- ----------- ------------ ----------- ----------- ------------ -----------
       1997        1998        1999         2000        2001        2002         2003        2004
------------ ----------- ----------- ------------ ----------- ----------- ------------ -----------
      ____%       ____%       ____%        ____%       ____%      _____%        ____%       ____%
------------ ----------- ----------- ------------ ----------- ----------- ------------ -----------

During the periods illustrated in this bar chart, the Class' highest quarterly return was ____% for the quarter ended _______________ and its lowest quarterly return was ____% for the quarter ended _______________.

AVERAGE ANNUAL RETURNS for periods ending 12/31/04

------------------------------------------------------------------------------ -------------- ------------- ----------------------
                                                                                  1 YEAR        5 YEARS      LIFETIME (12/2/96)
------------------------------------------------------------------------------ -------------- ------------- ----------------------
Return before taxes                                                                ____%         ____%              ____%
------------------------------------------------------------------------------ -------------- ------------- ----------------------
Return after taxes on distributions                                                ____%         ____%             ____%
------------------------------------------------------------------------------ -------------- ------------- ----------------------
Return after taxes on distributions and sale of Fund shares                        ____%         ____%              ____%
------------------------------------------------------------------------------ -------------- ------------- ----------------------
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)     _____%         ____%              ____%
------------------------------------------------------------------------------ -------------- ------------- ----------------------


The Fund's returns are compared to the performance of the Russell 1000 Growth Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

WHAT ARE THE FUND'S FEES AND EXPENSES?

------------------------------------------------------------ --------------------------------------------------------- -----------
YOU DO NOT PAY SALES CHARGES directly from your              Maximum sales charge (load) imposed on                          ____
investments when you buy or sell shares of the               purchases as a percentage of offering price
Institutional Class.
------------------------------------------------------------ --------------------------------------------------------- -----------
                                                             Maximum contingent deferred sales charge (load)                 ____
                                                             as a percentage of original purchase price or
                                                             redemption price, whichever is lower
------------------------------------------------------------ --------------------------------------------------------- -----------
                                                             Maximum sales charge (load) imposed on reinvested               ____
                                                             dividends
------------------------------------------------------------ --------------------------------------------------------- -----------
                                                             Redemption fees                                                 ____
------------------------------------------------------------ --------------------------------------------------------- -----------
                                                             Exchange fees(1)                                                ____
------------------------------------------------------------ --------------------------------------------------------- -----------

------------------------------------------------------------ --------------------------------------------------------- -----------
ANNUAL FUND OPERATING EXPENSES are deducted from the         Management fees                                                ____%
Fund's assets.
------------------------------------------------------------ --------------------------------------------------------- -----------
                                                             Distribution and service (12b-1) fees                          ____%
------------------------------------------------------------ --------------------------------------------------------- -----------
                                                             Other expenses                                                 ____%
------------------------------------------------------------ --------------------------------------------------------- -----------
                                                             Total annual fund operating expense                            ____%
------------------------------------------------------------ --------------------------------------------------------- -----------
                                                             Fee waivers and payments                                      (____%)
------------------------------------------------------------ --------------------------------------------------------- -----------
                                                             Total operating expenses(2)                                    ____%
------------------------------------------------------------ --------------------------------------------------------- -----------

------------------------------------------------------------ --------------------------------------------------------- -----------
THIS EXAMPLE is intended to help you compare the cost of     1 year                                                         $____
investing in the Fund to the cost of investing in other      --------------------------------------------------------- -----------
mutual funds with similar investment objectives. We show     3 years                                                        $____
the cumulative amount of Fund expenses on a hypothetical     --------------------------------------------------------- -----------
investment of $10,000 with an annual 5% return over the      5 years                                                        $____
time shown.(3)  This is an example only, and does not        --------------------------------------------------------- -----------
represent future expenses, which may be greater or less      10 years                                                       $____
than those shown here.                                       --------------------------------------------------------- -----------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.

(2) The investment manager has contracted to waive fees and pay expenses through ____________, in order to prevent total operating expenses (excluding any taxes, interest, brokerage fees and extraordinary expenses) from exceeding ____% of average daily net assets.

(3) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show. This example reflects the net operating expenses with expense waivers for the one-year contractual period and the total operating expenses without expense waivers for the years two through ten.

HOW WE MANAGE THE FUND

OUR INVESTMENT STRATEGY
We utilize a quantitative model to rank a broad universe of stocks using both growth characteristics (earnings growth, revenue growth, margin expansion, improving business fundamentals) and value characteristics (low price-to-earnings ratio, low price to book ratio, low price to cashflow ratio). Based on the ranking, we then do fundamental research on the most attractive companies. We conduct research to evaluate other aspects of a company including the quality of management, the outlook for the industry, new product lines, and competitive pressures. A combination of these two analyses is used to select stocks for the portfolio. We rely more heavily on the initial quantitative ranking in our final selection.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

o For Delaware Diversified Growth Fund, we strive to identify stocks of large-sized companies that appear to have greater growth potential than the average of the companies in the S&P 500 Index. We typically evaluate a company in relation to the overall stock market as represented by the S&P 500Index.

o The investment objective of Delaware Diversified Growth Fund is to achieve capital appreciation with current income as a secondary objective. The Fund seeks to achieve this objective by investing primarily in the stocks of companies that have earnings that are increasing faster than the overall market. The Fund will generally invest in companies currently having a market capitalization of at least $1 billion. The manager seeks companies that have one or more of the following characteristics in relation to the market as represented by the S&P 500 Index:

o    higher expected earnings growth;

o    higher expected revenue growth;

o    improving earning estimates; or

o    stronger balance sheet.

The manager ranks a broad universe of stocks using quantitative models that assess each company on a variety of growth and value characteristics such as those mentioned above. Generally speaking, a growth oriented strategy typically concentrates on stocks with earnings that the manager believes will grow faster than the overall market. A value orientation, on the other hand, focuses on stocks that the manager believes are undervalued in price and will eventually be recognized by the market. A composite ranking is generated which seeks to identify companies with solid or improving fundamentals and favorable valuations. The manager will then perform qualitative assessments of these companies in selecting securities that the manager believes will best help the Fund achieve its objectives. In selecting portfolio securities, the manger will structure a portfolio that is weighted towards those securities that are more highly ranked by the quantitative models. In the final step of the investment process, we look at the entire portfolio to assess deviation between the Fund's portfolio and its benchmark, including such factors as risk and industry diversification deviation in analyzing the portfolio and considering making adjustments.

Delaware Diversified Growth Fund's investment objective is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

THE SECURITIES WE TYPICALLY INVEST IN
Stocks generally offer investors the potential for capital appreciation and may pay dividends as well.

-------------------------------------------------------------- ----------------------------------------------------------
                         SECURITIES                                                 HOW WE USE THEM
-------------------------------------------------------------- ----------------------------------------------------------
COMMON STOCKS:  Securities that represent shares of            Under normal circumstances, we generally will invest
ownership in a corporation. Stockholders participate in the    85% to 100% of the Fund's net assets in common stock.
corporation's profits and losses proportionate to the number   We will generally invest in companies of at least $1
of shares they own.                                            billion in market capitalization, but may also invest
                                                               in smaller companies.
-------------------------------------------------------------- ----------------------------------------------------------
FOREIGN STOCKS AND DEPOSITARY RECEIPTS: Foreign stocks are     We may invest up to 20% of the Fund's net assets in
those issued by a company that is located in a foreign         foreign companies directly or indirectly through
country, has the majority of its assets in a foreign company   American, Global or European Depositary Receipts. We
or generates the majority of its operating income in a         would typically hold Depositary Receipts when we believe
foreign country. Depositary receipts are issued by a U.S. or   they offer greater appreciation potential than U.S.
foreign bank and represent the bank's holdings of a stated     securities. Investing directly in international
number of shares of a foreign corporation.  A Depositary       securities is not typically a significant component of
Receipt entitles the holder to all dividends and capital       our strategy.
gains earned by the underlying foreign shares. ADRs are
bought and sold the same as U.S. securities.
-------------------------------------------------------------- ----------------------------------------------------------
REPURCHASE AGREEMENTS:  An agreement between a buyer of        Typically, we use repurchase agreements as a short-term
securities, such as the Fund, and a seller of securities in    investment for the Fund's cash position. In order to
which the seller agrees to buy the securities back within a    enter into these repurchase agreements, the Fund must
specified time at the same price the buyer paid for them,      have collateral of 102% of the repurchase price.  The
plus an amount equal to an agreed upon interest rate.          Fund will only enter into repurchase agreements in which
Repurchase agreements are often viewed as equivalent to cash.  the collateral is comprised of U.S. government securities.
-------------------------------------------------------------- ----------------------------------------------------------
RESTRICTED SECURITIES:  Privately placed securities whose      We may invest in privately placed securities including
resale is restricted under securities law.                     those that are eligible for resale only among certain
                                                               institutional buyers without registration, commonly
                                                               known as "Rule 144A Securities".
-------------------------------------------------------------- ----------------------------------------------------------
OPTIONS AND FUTURES:  Options represent a right to buy or      If we have stocks that have unrealized gains because of
sell a security or a group of securities at an agreed upon     past appreciation, we may want to protect those gains
price at a future date. The purchaser of an option may or      when we anticipate adverse conditions. We might use
may not choose to go through with the transaction.             options or futures to neutralize the effect of any price
                                                               declines, without selling the security. We may also use
Futures contracts are agreements for the purchase or sale of   options and futures to quickly invest excess cash so
a security or a group of securities at a specified price, on   that the portfolio is generally fully invested.
a specified date.  Unlike an option, a futures contract must
be executed unless it is sold before the settlement date.      Use of these strategies can increase the operating costs
                                                               of the Fund and can lead to loss of principal.
Options and futures are generally considered to be
derivative securities.
-------------------------------------------------------------- ----------------------------------------------------------
ILLIQUID SECURITIES:  Securities that do not have a ready      We may invest up to 15% of the Fund's net assets in
market, and cannot be easily sold within seven days at         illiquid securities.
approximately the price that a fund has valued them.
-------------------------------------------------------------- ----------------------------------------------------------

The Fund may also invest in other securities, including preferred stock, real estate investment trusts, warrants and either equity or debt securities that are convertible into stocks. Please see the Statement of Additional Information for additional information on these securities as well as those listed in the table above.

LENDING SECURITIES
The Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in security transactions. These transactions, if any, may generate additional income for the Fund.

BORROWING FROM BANKS
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

TEMPORARY DEFENSIVE POSITIONS
For temporary defensive purposes, we may hold a substantial part of the Fund's assets in bonds, cash or cash equivalents. To the extent that the Fund holds such instruments, it may be unable to achieve its investment objective.

THE RISKS OF INVESTING IN THE FUND
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

-------------------------------------------------------------- ----------------------------------------------------------
                            Risks                                            How we strive to manage them
-------------------------------------------------------------- ----------------------------------------------------------
MARKET RISK:  The risk that all or a majority of the           We maintain a long-term investment approach and focus on
securities in a certain market -- like the stock or bond       stocks we believe can appreciate over an extended time
market -- will decline in value because of factors such as     frame regardless of interim market fluctuations. We do
economic conditions, future expectations or investor           not try to predict overall stock market movements and
confidence.                                                    though we may hold securities for any amount of time, we
                                                               generally do not trade for short-term purposes.
-------------------------------------------------------------- ----------------------------------------------------------
INDUSTRY AND SECURITY RISK:  The risk that the value of        We limit the amount of the Fund's assets invested in any
securities in a particular industry or the value of an         one industry and in any individual security. We also
individual stock or bond will decline because of changing      follow a rigorous selection process before choosing
expectations for the performance of that industry or for the   securities and continuously monitor them while they
individual company issuing the stock.                          remain in the portfolio.
-------------------------------------------------------------- ----------------------------------------------------------
FUTURES AND OPTIONS RISK:  The possibility that a fund may     We will not use futures and options for speculative
experience a loss if it employs an options or futures          reasons. We may use futures and options to protect gains
strategy related to a security or a market index and that      in the portfolio without actually selling a security. We
security or index moves in the opposite direction from what    may also use futures and options to quickly invest
the manager anticipated.  Futures and options also involve     excess cash so that the portfolio is generally fully
additional expenses, which could reduce any benefit or         invested.
increase any loss that a fund gains from using the strategy.
-------------------------------------------------------------- ----------------------------------------------------------
FOREIGN RISK:  The risk that foreign securities may be         Investing in foreign securities is not a significant
adversely affected by political instability, changes in        part of our strategy. We may not invest more than 20% of
currency exchange rates, foreign economic conditions or        net assets in direct and indirect holdings of foreign
inadequate regulatory and accounting standards.                securities.
-------------------------------------------------------------- ----------------------------------------------------------
LIQUIDITY RISK:  The possibility that securities cannot be     We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a fund has valued them.
-------------------------------------------------------------- ----------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's potfolio securities is available in the Fund's SAI and [on the Fund's website at www.delawarefunds.com.]

WHO MANAGES THE FUND


INVESTMENT MANAGER
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid ___% as a percentage of average daily net assets for the last fiscal year, after giving effect to waivers by the manager.

PORTFOLIO MANAGERS
Patrick P. Coyne, Christopher S. Adams, Francis X. Morris, Michael S. Morris and Donald G. Padilla have responsibility for making day-to-day investment decisions for the Fund.

PATRICK P. COYNE, Executive Vice President/Managing Director/Head of Equity Investments, holds a magna cum laude degree in European History and Classics from Harvard University and an MBA in Finance from the University of Pennsylvania's Wharton School of Business. He began his career with Kidder, Peabody & Co., where he managed the firm's trading desk for four years. In 1989 he joined Delaware Investments, where he now heads up the equity investment department while co-managing mutual funds and nuclear decommissioning accounts. Mr. Coyne is a member of the Municipal Bond Club of Philadelphia.

CHRISTOPHER S. ADAMS, Vice President/Portfolio Manager and Senior Equity Analyst, is a member of the portfolio construction group within the Delaware Structured Products Team. He performs analysis and research to support the portfolio management function. He joined Delaware Investments in 1995 after several years' experience in the financial services industry in the U.S. and U.K. Mr. Adams holds both a bachelor's and master's degrees in history and economics from Oxford University, England and received a MBA with dual majors in finance and insurance/risk management from the Wharton School of Business at the University of Pennsylvania. He is a CFA charterholder. Mr. Adams is a member of AIMR and a Director of the Financial Analysts of Philadelphia.

FRANCIS X. MORRIS, Director of Fundamental Research/Senior Portfolio Manager, holds a bachelor's degree in finance from Providence College in Rhode Island and an MBA from Widener University in Pennsylvania. He has been managing mutual fund portfolios at Delaware Investments since 1999 and institutional equity portfolios at Delaware Investments since 1997. He has 22 years of investment management experience. Mr. Morris came to Delaware Investments from PNC Asset Management where he served as a securities analyst, portfolio manager and Director of Equity Research. He is past president of the Financial Analysts of Philadelphia.

MICHAEL S. MORRIS, Vice President/Portfolio Manager, holds a BS from Indiana University with a major in finance. He joined Delaware Investments in 1999. Previously he served as Senior Equity Analyst at Pilgrim Baxter, covering financial stocks. He has 10 years of investment management experience. Mr. Morris is a CFA charterholder and a member of the Bank and Financial Analysts Association. He has been co-managing the equity portion of the Fund since November 5, 2001.

DONALD G. PADILLA, Vice President/Equity Analyst II, is a member of the portfolio construction group within the Delaware Structured Products Team. He performs analysis and research to support the portfolio management function. He joined Delaware Investments in 1994 as an Assistant Controller responsible for treasury functions, including managing corporate cash investments, developing financial models and the financial operations of the Lincoln Life 401k annuities segment. Prior to joining Delaware Investments in 1994, Mr. Padilla worked for ten years at The Vanguard Group. Mr. Padilla received a BS degree in Accounting from Lehigh University. He is a CFA charterholder. He is a member of AIMR and the Philadelphia Society of Financial Analysts.

WHO'S WHO?
This shows the various organizations involved with managing, administering and servicing the Delaware Investments funds.

                                                   BOARD OF TRUSTEES
INVESTMENT MANAGER                                                                     CUSTODIAN
Delaware Management Company                                                            JPMorgan Chase Bank
2005 Market Street                                                                     4 Chase Metrotech Center
Philadelphia, PA 19103-7094                             THE FUND                       Brooklyn, NY 11245

                            DISTRIBUTOR                              SERVICE AGENT
                            Delaware Distributors, L.P.              Delaware Service Company, Inc.
                            2005 Market Street                       2005 Market Street
                            Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094


                            FINANCIAL INTERMEDIARY WHOLESALER
                            Lincoln Financial Distributors, Inc.
                            2001 Market Street
                            Philadelphia, PA  19103-7055
PORTFOLIO MANAGERS
(see page __ for details)
                                                      SHAREHOLDERS

BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Delaware Diversified Growth Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund Trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P, Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUND
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the Fund's manager or its affiliates and securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the Fund's manager, or its affiliates and those having client relationships with Delaware Investment Advisers, another series of Delaware Management Business Trust or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes. Use of Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; or

o certain plans qualified under Section 529 of the Internal Revenue Code for which the Fund's manager, distributor or service agent or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services.

HOW TO BUY SHARES

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: SYMBOL OF EXCHANGE /ARROWS]

BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B, Class C or Class R shares. To open an account by exchange, call your Client Services Representative at 800 510-4015.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receive your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will pay that day's closing share price which is based on a Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in each Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

FAIR VALUATION
When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Pricing Committee values Fund assets as described above.

HOW TO REDEEM SHARES

[GRAPHIC OMITTED: SYMBOL OF AN ENVELOPE]

BY MAIL
You can redeem your shares (sell them back to the fund) by mail by writing to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: SYMBOL OF A TELEPHONE]

BY TELEPHONE
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A JAGGED LINE]

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: SYMBOL OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receive the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. You may have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

ACCOUNT MINIMUM
If you redeem shares and your account balance falls below $250, your Fund may redeem your account after 60 days' written notice to you.

EXCHANGES
You can exchange all or part of your shares for shares of the same class in another Delaware Investments Fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B, Class C or Class R shares of the funds in the Delaware Investments family.

FREQUENT TRADING OF FUND SHARES (MARKET TIMING)
The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or the Optimum Funds Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of Fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

RISKS OF MARKET TIMING. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Fund performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

TRANSACTION MONITORING PROCEDURES. The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in Fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds seek to apply their monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING. Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 1, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003, which changes the tax rates on certain types of distributions. We urge you to consult your tax advisor about your particular tax situation and how it might be affected by the new tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains.

You also may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

CERTAIN MANAGEMENT CONSIDERATIONS

INVESTMENTS BY FUND OF FUNDS AND INVESTMENT VEHICLES THAT OPERATE SIMILARLY TO FUNDS OF FUNDS
The Fund accepts investments from funds of funds, including those within the Delaware Investments family and investment vehicles that operate similarly to funds of funds, such as 529 plans. A "529 Plan" is a college savings program that operates under Section 529 of the Internal Revenue Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by the funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by the funds of funds and/or similar investment vehicles and will attempt to minimize any adverse effects on both the Fund and the funds of funds and/or similar investment vehicles as a result of these transactions.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

----------------------------------------------------------------------- ------------------------------------------------------------
                                                                                            Institutional class
DELAWARE DIVERSIFIED GROWTH FUND                                                              Year ended 9/30
                                                                        ------------------------------------------------------------
                                                                           2004        2003         2002         2001       2000
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Net asset value, beginning of period
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------

----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Net investment income (loss)(1)
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Net realized and unrealized gain (loss) on investments
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Total from investment operations
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------

----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Net investment income
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Net realized gain on investments
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
In excess of net realized gain on investments
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Total dividends and distributions
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------

----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
NET ASSET VALUE, END OF PERIOD
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------

----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
TOTAL RETURN(2)
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------

----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
RATIOS AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Net assets, end of period (000 omitted)
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Ratio of expenses to average net assets
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Ratio of expenses to average net assets prior to expense limitation and expenses paid indirectly
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Ratio of net investment income (loss) to average net assets
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Ratio of net investment income (loss) to average net assets prior to expense limitation and expenses paid indirectly
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------
Portfolio turnover
----------------------------------------------------------------------- ----------- ----------- ------------ ----------- -----------

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. The returns reflect a waiver and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME (LOSS)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions - From net realized gain on investments."

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of a fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income (loss) by average net assets.

PORTFOLIO TURNOVER
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover rate has bought and sold half of the value of its total investment portfolio during the stated period.

GLOSSARY

HOW TO USE THIS GLOSSARY
This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMMISSION
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

CURRENCY EXCHANGE RATES
The price at which one country's currency can be converted into another's. This exchange rate varies almost daily according to a wide range of political, economic and other factors.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD REGULATION, INC. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NET ASSET VALUE (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

NET ASSETS
Net assets, for the purposes of a fund's investment policy, equals the total value of all assets in the fund's portfolio, minus any liabilities, plus the amount of borrowings, if any.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

PRICE-TO-EARNINGS RATIO
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

RUSSELL 1000 GROWTH INDEX
Measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return varies from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

DELAWARE DIVERSIFIED GROWTH FUND

Additional information about the Fund's investments will be available in the Fund's annual and semiannual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 510-4015. You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

CLIENT SERVICES REPRESENTATIVE

800 510-4015

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-4413

DELAWARE DIVERSIFIED GROWTH FUND
                                                  CUSIP                NASDAQ
                                                ---------              ------
Institutional Class                             24610A406              DGDIX



                   Delaware
                   Investments(SM)
                   ---------------------------------------
                   A member of Lincoln Financial Group (R)




PR-136 [--] IVES 1/05

                   Delaware
                   Investments(SM)
                   ---------------------------------------
                   A member of Lincoln Financial Group (R)



                       DELAWARE GROWTH OPPORTUNITIES FUND

                      Class A * Class B * Class C * Class R


                                   PROSPECTUS
                                January 28, 2005

                                  GROWTH EQUITY


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND PROFILE                                              PAGE
Delaware Growth Opportunities Fund

HOW WE MANAGE THE FUND                                    PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

WHO MANAGES THE FUND                                      PAGE
Investment manager
Portfolio managers
Who's who?

ABOUT YOUR ACCOUNT                                        PAGE
Investing in the Fund
  Choosing a share class
  Dealer compensation
How to reduce your sales charge
How to buy shares
Retirement plans
How to redeem shares
Account minimums
Special services
Frequent trading of Fund shares (Market timing)
Dividends, distributions and taxes

CERTAIN MANAGEMENT CONSIDERATIONS                         PAGE


FINANCIAL HIGHLIGHTS                                      PAGE

GLOSSARY                                                  PAGE

PROFILE:  DELAWARE GROWTH OPPORTUNITIES FUND

WHAT IS THE FUND'S GOAL?
Delaware Growth Opportunities Fund seeks long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
We invest primarily in common stocks of medium-sized companies. We consider medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Portfolio's investment. As of the latest reconstitution on _______________, the average market capitalization of a company in the Russell Midcap Growth Index was approximately $___ billion; the median market capitalization was approximately $___ billion. The index had a total market capitalization range of approximately $___ billion to $___ billion. We may also invest in securities that are convertible into common stock. In selecting stocks for the Fund, we typically look for companies that have established themselves within their industry, but still have growth potential.

We use a bottom-up approach to select stocks, evaluating individual companies rather than trends in the economy or the investment markets. Researching each company, its products, services, competitors and management team helps us to select stocks of companies that we think will provide high and consistent earnings growth with a reasonable level of risk.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices, which could be caused by a drop in the stock market or poor performance from particular companies or industries. In addition, Delaware Growth Opportunities Fund invests in small-size or medium-size companies. These companies may involve greater risk due to their size, narrow product lines or limited financial resources.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE FUND
o    Investors with long-term financial goals.
o    Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of medium-size, growth-oriented companies.

WHO SHOULD NOT INVEST IN THE FUND
o    Investors with short-term financial goals.
o    Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short-term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS DELAWARE GROWTH OPPORTUNITIES FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Class A shares have varied over the past ten calendar years as well as the average annual returns of all shares for one-year, five-year and ten-year or lifetime periods, as applicable. Returns are not provided for Class R shares since their inception date (June 2, 2003) occurred after the period shown. The Fund's past performance does not necessarily indicate how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN]

YEAR-BY-YEAR TOTAL RETURN (Class A)

-------------------------------------------------------------------------------------------------------------------
   1995        1996        1997        1998        1999        2000        2001        2002        2003        2004
-------------------------------------------------------------------------------------------------------------------
  ____%       ____%       ____%       ____%       ____%       ____%       ____%       ____%       ____%       ____%
-------------------------------------------------------------------------------------------------------------------

During the periods illustrated in this bar chart, Class A's highest quarterly return was ____% for the quarter ended ______________ and its lowest return was ____% for the quarter ended _______________.

The maximum Class A sales charge of 5.75%, which is normally deducted when you purchase shares, is not reflected in the total returns in the previous paragraph or in the bar chart. If this fee were included, the returns would be less than those shown. The average annual returns shown in the table below do include the sales charge.

AVERAGE ANNUAL RETURNS for periods ending 12/31/04

---------------------------------------------------------------------------------------------------------------------------
                                                                                                             10 YEARS OR
                                                                               1 YEAR         5 YEARS         LIFETIME**
---------------------------------------------------------------------------------------------------------------------------
Class A return before taxes                                                      ____%          ____%           ____%
---------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions                                      ____%          ____%           ____%
---------------------------------------------------------------------------------------------------------------------------
Class A return after taxes on distributions and sale of Fund shares              ____%          ____%           ____%
---------------------------------------------------------------------------------------------------------------------------
Class B return before taxes*                                                     ____%          ____%           ____%
---------------------------------------------------------------------------------------------------------------------------
Class C return before taxes*                                                     ____%          ____%           ____%
---------------------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index** (reflects no deduction for fees, expenses or
taxes)                                                                           ____%          ____%           ____%
---------------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Russell Midcap Growth Index. You should remember that unlike the Fund, the index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling and holding securities. Maximum sales charges are included in the Fund returns shown immediately above.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

* Total returns assume redemption of shares at end of period. If shares were not redeemed, the returns for Class B would be ____%, ____% and ____%, respectively, for the one-year, five-year and lifetime periods. Returns for Class C would be ____%, ____% and ____%, respectively, for the one-year, five-year and lifetime periods. Returns are not provided for Class R shares since their inception date (June 2, 2003) occurred after the period shown.
** Lifetime returns are shown if the Fund or Class existed for less than 10 years. The Russell Midcap Growth Index return shown is for 10 years. Inception dates for the Class A, Class B and Class C shares were March 27, 1986, September 6, 1994 and November 29, 1995, respectively. The Index returns for Class B and Class C lifetime periods were ____% and ____%, respectively. Returns are not provided for Class R shares since their inception date (June 2, 2003) occurred after the period shown.

WHAT ARE THE FUND'S FEES AND EXPENSES?

-----------------------------------------------------------------------------------------------------------------------------------
SALES CHARGES are fees paid           CLASS                                                          A        B       C          R
directly from your investments when   ---------------------------------------------------------------------------------------------
you buy or sell shares of the Fund.   Maximum sales charge (load) imposed on purchases as a
You do not pay sales charges when     percentage of offering price                               ____%     ____%    ____%     ____%
you buy or sell Class R shares.       ---------------------------------------------------------------------------------------------
                                      Maximum contingent deferred sales charge (load) as a
                                      percentage of original purchase price or redemption
                                      price, whichever is lower                                  ____%(1)  ____%    ____%     ____%
                                      ---------------------------------------------------------------------------------------------
                                      Maximum sales charge (load) imposed on reinvested
                                      dividends                                                  ____%     ____%    ____%     ____%
                                      ---------------------------------------------------------------------------------------------
                                      Redemption fees                                            ____%     ____%    ____%     ____%
                                      ---------------------------------------------------------------------------------------------
                                      Exchange fees(4)                                           ____%     ____%    ____%     ____%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES are    Management fees                                            ____%     ____%    ____%     ____%
deducted from the Fund's assets.      ---------------------------------------------------------------------------------------------
                                      Distribution and service (12b-1) fees                      ____%     ____%    ____%     ____%
                                      ---------------------------------------------------------------------------------------------
                                      Other expenses                                             ____%     ____%    ____%     ____%
                                      ---------------------------------------------------------------------------------------------
                                      Total operating expenses                                   ____%     ____%    ____%     ____%
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
THIS EXAMPLE is intended to help      CLASS(6)            A          B                B            C                  C           R
you compare the cost of investing                                         (IF REDEEMED)                   (IF REDEEMED)
in the Fund to the cost of            ---------------------------------------------------------------------------------------------
investing in other mutual funds       1 year          $____      $____            $____        $____              $____       $____
with similar investment               ---------------------------------------------------------------------------------------------
objectives.  We show the cumulative   3 years         $____      $____            $____        $____              $____       $____
amount of Fund expenses on a          ---------------------------------------------------------------------------------------------
hypothetical investment of $10,000    5 years         $____      $____            $____        $____              $____       $____
with an annual 5% return over the     ---------------------------------------------------------------------------------------------
time shown.(5) This is an example     10 years        $____      $____            $____        $____              $____       $____
only, and does not represent future   ---------------------------------------------------------------------------------------------
expenses, which may be greater or
less than those shown here.
-----------------------------------------------------------------------------------------------------------------------------------

(1) A purchase of Class A shares of $1 million or more may be made at net asset value. However, if you buy the shares through a financial adviser who is paid a commission, a CDSC will apply to redemptions made within two years of purchase. Additional Class A purchase options that involve a CDSC may be permitted from time to time and will be disclosed in the Prospectus if they are available.
(2) If you redeem Class B shares during the first year after you buy them, you will pay a CDSC of 4.00%, which declines to 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.
(3) Class C shares redeemed within one year of purchase are subject to a 1%
    CDSC.
(4) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund has a front-end sales charge.
(5) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. This example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.
(6) The Class B example reflects the conversion of Class B shares to Class A shares after approximately eight years. Information for the ninth and tenth years reflects expenses of the Class A shares.

HOW WE MANAGE THE FUND

OUR INVESTMENT STRATEGIES
We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to identify companies of medium market capitalization that offer above-average opportunities for long-term capital growth because we think they are poised to provide high and consistent earnings growth. Medium-sized companies are generally considered to be those whose market capitalizations are included in the range represented by the Russell Midcap Growth Index.

Companies in the early stages of their development often offer the greatest opportunities for rising share prices. However, the smallest companies generally involve the most risk because they may have very limited resources, less management experience or narrower product lines. We believe that medium-sized companies can provide many of the growth opportunities of small companies, but with less risk. Medium-sized companies may be more established in their industry and have greater financial resources. Yet, they may still have the flexibility and growth potential of a smaller company.

We use a bottom-up approach to stock selection, carefully evaluating the characteristics of individual companies. We rely heavily on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our first step in identifying promising companies is to pinpoint stocks that exhibit one or more of the following characteristics:

o   A history of high earnings-per-share growth;
o Expectations for future earnings growth that are either high or accelerating;
o A price to earnings ratio that is low relative to other stocks - indicating that the stock might be undervalued;
o   A discounted cash flow that is high relative to other stocks; or
o A special situation that has caused the stock to fall out of favor, but which we believe creates potential for even greater long-term price appreciation.

Once we have narrowed our search to companies with these characteristics, we then conduct even more thorough hands-on research, evaluating a wide variety of factors, including:

o   The financial strength of the company;
o   The expertise of its management;
o   The growth potential of the company within its industry; and
o   The growth potential of the industry.

Our goal is to select companies that are likely to perform well over an extended time frame.

In order to reduce the inherent risks of equity investing, we maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

The Fund's investment objective is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

THE SECURITIES WE TYPICALLY INVEST IN
Stocks generally offer investors the potential for capital appreciation and may pay dividends as well.

---------------------------------------------------------------------------------------------------------------------------
                     SECURITIES                                                     HOW WE USE THEM
------------------------------------------------------------- -------------------------------------------------------------
COMMON STOCKS: Securities that represent shares of            Under normal circumstances, we generally will invest 85%
ownership in a corporation. Stockholders participate in the   to 100% of the Fund's net assets in common stock with an
corporation's profits and losses, proportionate to the        emphasis on medium-sized companies.
number of shares they own.
------------------------------------------------------------- -------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS: ADRs are issued by a U.S.       We may hold ADRs when we believe they offer greater
bank and represent the bank's holdings of a stated number     appreciation potential than U.S. securities.
of shares of a foreign corporation.  An ADR entitles the
holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the
same as U.S. securities.
------------------------------------------------------------- -------------------------------------------------------------
REPURCHASE AGREEMENTS: An agreement between a buyer of        Typically, we use repurchase agreements as a short-term
securities, such as the Fund, and a seller of securities,     investment for the Fund's cash position. In order to enter
in which the seller agrees to buy the securities back         into these repurchase agreements, the Fund must have
within a specified time at the same price the buyer paid      collateral of 102% of the repurchase price.  The Fund will
for them, plus an amount equal to an agreed upon interest     only enter into repurchase agreements in which the
rate. Repurchase agreements are often viewed as equivalent    collateral is comprised of U.S. government securities.
to cash.
------------------------------------------------------------- -------------------------------------------------------------
RESTRICTED SECURITIES: Privately placed securities whose      We may invest in privately placed securities including
resale is restricted under securities law.                    those that are eligible for resale only among certain
                                                              institutional buyers without registration, which are
                                                              commonly known as "Rule 144A Securities."
------------------------------------------------------------- -------------------------------------------------------------
OPTIONS AND FUTURES: Options represent a right to buy or      If we have stocks that appreciated in price, we may want to
sell a security or group of securities at an agreed upon      protect those gains when we anticipate adverse conditions.
price at a future date. The purchaser of an option may or     We might use options or futures to neutralize the effect of
may not choose to go through with the transaction.            any price declines, without selling the security. We might also use options or futures to gain exposure to a
Writing a covered call option on a security obligates the     particular market segment without purchasing individual
owner of the security to sell it at an agreed upon price on   securities in that segment. We might use this approach if
an agreed upon date (usually no more than nine months in      we had excess cash that we wanted to invest quickly.
the future). The owner of the security receives a premium
payment from the purchaser of the call, but if the security   We might use covered call options if we believe that doing
appreciates to a price greater than the agreed upon selling   so would help the Fund to meet its investment objective.
price, the fund would lose out on those gains.

Futures contracts are agreements for the purchase or sale     Use of these strategies can increase the operating costs of
of securities at a specified price, on a specified date.      the Fund and can lead to loss of principal.
Unlike an option, a futures contract must be executed
unless it is sold before the settlement date.

Options and futures are generally considered to be
derivative securities.
------------------------------------------------------------- -------------------------------------------------------------
ILLIQUID SECURITIES: Securities that do not have a ready      We may invest up to 10% of the Fund's net assets in
market and cannot be easily sold within seven days at         illiquid securities.
approximately the price that a fund has valued them.
---------------------------------------------------------------------------------------------------------------------------

The Fund may also invest in other securities, including convertible securities, warrants, preferred stocks and bonds. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

LENDING SECURITIES
The Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in securities transactions. These transactions, if any, may generate additional income for the Fund.

BORROWING FROM BANKS
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

TEMPORARY DEFENSIVE POSITIONS
For temporary defensive purposes, we may hold a substantial part of the Fund's assets in cash or cash equivalents. To the extent that the Fund holds these securities, it may be unable to achieve its investment objective.

PORTFOLIO TURNOVER
We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund bought and sold all of the securities in its portfolio once in the course of a year. High turnover can result in increased transaction costs and tax liability for investors and may affect the Fund's performance.

THE RISKS OF INVESTING IN THE FUND
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

---------------------------------------------------------------------------------------------------------------------------
                            RISKS                                              HOW WE STRIVE TO MANAGE THEM
--------------------------------------------------------------- -----------------------------------------------------------
MARKET RISK:  The risk that all or a majority of the            We maintain a long-term investment approach and focus on
securities in a certain market - like the stock or bond         stocks we believe can appreciate over an extended time
market - will decline in value because of factors such as       frame regardless of interim market fluctuations. We do
economic conditions, future expectations or investor            not try to predict overall stock market movements and
confidence.                                                     though we may hold securities for any amount of time, we
                                                                generally do not trade for short-term purposes.
--------------------------------------------------------------- -----------------------------------------------------------
INDUSTRY AND SECURITY RISK:  The risk that the value of         We limit the amount of the Fund's assets invested in any
securities in a particular industry or the value of an          one industry and in any individual security. We also
individual stock or bond will decline because of changing       follow a rigorous selection process before choosing
expectations for the performance of that industry or for the    securities and continuously monitor them while they
individual company issuing the stock.                           remain in the portfolio.
--------------------------------------------------------------- -----------------------------------------------------------
SMALL COMPANY RISK:  The risk that prices of smaller            Though the Fund may invest in small companies, our focus
companies may be more volatile than larger companies because    is on medium-sized companies. We believe medium-sized
of limited financial resources or dependence on narrow          companies, in general, are more stable than smaller
product lines.                                                  companies and involve less risk due to their larger size,
                                                                greater experience and more extensive financial
                                                                resources. In addition, the Fund maintains a
                                                                well-diversified portfolio, selects stocks carefully and
                                                                monitors them continuously.
--------------------------------------------------------------- -----------------------------------------------------------
INTEREST RATE RISK:  The risk that securities will decrease     We analyze each company's financial situation and its
in value if interest rates rise. The risk is generally          cash flow to determine the company's ability to finance
associated with bonds; however, because smaller companies       future expansion and operations. The potential effect
often borrow money to finance their operations, they may be     that rising interest rates might have on a stock is taken
adversely affected by rising interest rates.                    into consideration before the stock is purchased.
--------------------------------------------------------------- -----------------------------------------------------------
FUTURES AND OPTIONS RISK:  The possibility that a fund may      We will not use futures and options for speculative
experience a loss if it employs an options or futures           reasons. We may use options and futures to protect gains
strategy related to a security or a market index and that       in the portfolio without actually selling a security. We
security or index moves in the opposite direction from what     may also use options and futures to quickly invest excess
the manager anticipated.  Futures and options also involve      cash so that the portfolio is generally fully invested.
additional expenses, which could reduce any benefit or
increase any loss that a fund gains from using the strategy.
--------------------------------------------------------------- -----------------------------------------------------------
FOREIGN RISK:  The risk that foreign securities may be          We typically invest only a small portion of the Fund's
adversely affected by political instability, changes in         portfolio in foreign corporations indirectly through
currency exchange rates, foreign economic conditions or         American Depositary Receipts. When we do purchase ADRs,
inadequate regulatory and accounting standards.                 they are generally denominated in U.S. dollars and traded
                                                                on a U.S. exchange.
--------------------------------------------------------------- -----------------------------------------------------------
LIQUIDITY RISK:  The possibility that securities cannot be      We limit exposure to illiquid securities.
readily sold within seven days at approximately the price
that a fund has valued them.
---------------------------------------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's potfolio securities is available in the Fund's SAI and [on the Fund's website at www.delawarefunds.com.]

WHO MANAGES THE FUND

INVESTMENT MANAGER
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid 0.75% as a percentage of average daily net assets for the last fiscal year.

PORTFOLIO MANAGERS
Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Fund. In making investment decisions for the Fund, Mr. Frey regularly consults with Marshall T. Basset, John A. Heffern, Jeffrey W. Hynoski, Steven T. Lampe and Lori P. Wachs.

GERALD S. FREY, Managing Director/Chief Investment Officer, Growth Investing. Mr. Frey holds a BA in economics from Bloomsburg University and attended Wilkes College and New York University. He has approximately 24 years' experience in the money management business. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been Senior Portfolio Manager for the Fund since March 1997 and was co-manager from June 1996 to March 1997.

MARSHALL T. BASSETT, Senior Vice President/Portfolio Manager. Before joining Delaware Investments in 1997, Mr. Bassett served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, Mr. Bassett was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

JOHN A. HEFFERN, Senior Vice President/Portfolio Manager. Mr. Heffern earned a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. Prior to joining Delaware Investments in 1997, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Financial Services unit. Before that he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

JEFFREY W. HYNOSKI, Vice President/Portfolio Manager. Prior to joining Delaware Investments in 1998, Mr. Hynoski served as a Vice President at Bessemer Trust Company in the mid- and large-capitalization growth group. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in finance from the University of Delaware and an MBA from Pace University.

STEVEN T. LAMPE, Vice President/Portfolio Manager. Prior to joining Delaware Investments in 1995, Mr. Lampe received a bachelor's degree in economics and an MBA with a concentration in finance from the University of Pennsylvania's Wharton School. Mr. Lampe previously served as a manager at Price Waterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

LORI P. WACHS, Vice President/Portfolio Manager. Prior to joining Delaware Investments in 1992, Ms. Wachs was an equity analyst for two years at Goldman Sachs. Ms. Wachs is a graduate of the University of Pennsylvania's Wharton School, where she majored in finance and Oriental Studies.

WHO'S WHO?

This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments Funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED WITH MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         BOARD OF TRUSTEES
INVESTMENT MANAGER                                                                             CUSTODIAN
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     THE FUND                       Brooklyn, NY 11245

                                   DISTRIBUTOR                                SERVICE AGENT
                                   Delaware Distributors, L.P.                Delaware Service Company, Inc.
                                   2005 Market Street                         2005 Market Street
                                   Philadelphia, PA 19103-7094                Philadelphia, PA 19103-7094


                                   FINANCIAL INTERMEDIARY WHOLESALER
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
PORTFOLIO MANAGERS
(see page __ for details)
                                                         FINANCIAL ADVISORS

                                                            SHAREHOLDERS

BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Delaware Growth Opportunities Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund Trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

FINANCIAL ADVISORS Financial advisors provide advice to their clients, analyzing their financial objectives and recommending appropriate funds or other investments. Financial advisors are compensated for their services, generally through sales commissions, and through 12b-1 and/or service fees deducted from the fund's assets.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUND
You can choose from a number of share classes for the Fund. Because each share class has a different combination of sales charges, fees, and other features, you should consult your financial advisor to determine which class best suits your investment goals and time frame.

CHOOSING A SHARE CLASS

CLASS A
o Class A shares have an up-front sales charge of up to 5.75% that you pay when you buy the shares. The offering price for Class A shares includes the front-end sales charge.

o   If you invest $50,000 or more, your front-end sales charge will be reduced.

o You may qualify for other reduced sales charges, as described in "How to reduce your sales charge," and under certain circumstances the sales charge may be waived; please see the Statement of Additional Information.

o Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% of average daily net assets, which is lower than the 12b-1 fee for Class B, Class C and Class R shares.

o Class A shares generally are not subject to a contingent deferred sales charge except in the limited circumstances described in the table below.

o Class A shares generally are not available for purchase by anyone qualified to purchase Class R shares.

CLASS A SALES CHARGES

-------------------------------------------------------------------------------------------------------------------------
                                                         SALES CHARGE AS %                    SALES CHARGE AS %
              AMOUNT OF PURCHASE                         OF OFFERING PRICE                   OF AMOUNT INVESTED
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
               Less than $50,000                                5.75%                               6.10%
-------------------------------------------------------------------------------------------------------------------------
           $50,000 but under $100,000                           4.75%                               5.00%
-------------------------------------------------------------------------------------------------------------------------
          $100,000 but under $250,000                           3.75%                               3.90%
-------------------------------------------------------------------------------------------------------------------------
          $250,000 but under $500,000                           2.50%                               2.60%
-------------------------------------------------------------------------------------------------------------------------
         $500,000 but under $1 million                          2.00%                               2.00%
-------------------------------------------------------------------------------------------------------------------------
As shown below, there is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if your financial advisor is paid a commission on your purchase, you will have to pay a limited contingent deferred sales charge of
1% if you redeem these shares within the first year after your purchase and 0.50% if you redeem them within the second year after your purchase, unless a specific waiver of the charge applies.
-------------------------------------------------------------------------------------------------------------------------
                                                         SALES CHARGE AS %               SALES CHARGE AS % OF AMOUNT
              AMOUNT OF PURCHASE                         OF OFFERING PRICE                        INVESTED
-------------------------------------------------------------------------------------------------------------------------
          $1 million up to $5 million                           none                                none
-------------------------------------------------------------------------------------------------------------------------
               Next $20 million
               up to $25 million                                none                                none
-------------------------------------------------------------------------------------------------------------------------
            Amount over $25 million                             none                                none
-------------------------------------------------------------------------------------------------------------------------

                                                                              13

CLASS B
o Class B shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge if you redeem your shares within six years after you buy them.

o If you redeem Class B shares during the first year after you buy them, the shares will be subject to a contingent deferred sales charge of 4.00%. The contingent deferred sales charge is 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o For approximately eight years after you buy your Class B shares, they are subject to annual 12b-1 fees no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class B shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

o Approximately eight years after you buy them, Class B shares automatically convert into Class A shares with a 12b-1 fee of no more than 0.30%. Conversion may occur as late as three months after the eighth anniversary of purchase, during which time Class B's higher 12b-1 fees apply.

o You may purchase only up to $100,000 of Class B shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS C
o Class C shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. However, you will pay a contingent deferred sales charge of 1% if you redeem your shares within 12 months after you buy them.

o Under certain circumstances the contingent deferred sales charge may be waived; please see the Statement of Additional Information.

o Class C shares are subject to an annual 12b-1 fee no greater than 1% of average daily net assets, of which 0.25% are service fees paid to the distributor, dealers or others for providing services and maintaining shareholder accounts.

o Because of the higher 12b-1 fees, Class C shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A and Class R shares.

o Unlike Class B shares, Class C shares do not automatically convert into another class.

o You may purchase any amount less than $1,000,000 of Class C shares at any one time. The limitation on maximum purchases varies for retirement plans.

CLASS R
o Class R shares have no up-front sales charge, so the full amount of your purchase is invested in the Fund. Class R shares are not subject to a contingent deferred sales charge.

o Class R shares are subject to an annual 12b-1 fee no greater than 0.60% of average daily net assets, which is lower than the 12b-1 fee for Class B and Class C shares.

o Because of the higher 12b-1 fee, Class R shares have higher expenses and any dividends paid on these shares are lower than dividends on Class A shares.

o Unlike Class B shares, Class R shares do not automatically convert into another class.

o Class R shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement record keeping system that are offering R Class shares to participants.

Except as noted above, no other IRA accounts are eligible for Class R shares (e.g., no SIMPLE IRA's, SEP-IRA's, SAR-SEP IRA's, Roth IRA's, etc.). For purposes of determining plan asset levels, affiliated plans may be combined at the request of the plan sponsor.

Each share class may be eligible for purchase through programs sponsored by financial intermediaries where such program requires the purchase of a specific class of shares.

Any account holding Class A shares as of June 1, 2003 (the date Class R shares were made available) continues to be eligible to purchase Class A shares after that date. Any account holding Class R shares is not eligible to purchase Class A shares.

Each share class of the Fund has adopted a separate 12b-1 plan that allows it to pay distribution fees for the sales and distribution of its shares. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


DEALER COMPENSATION

Your financial advisor that sells you shares of the Fund may be eligible to receive the following amounts as compensation for your investment in the Fund. These amounts are paid by the distributor to the securities dealer with whom your financial advisor is associated.

-----------------------------------------------------------------------------------------------------------
                                      CLASS A(1)        CLASS B(2)         CLASS C(3)        CLASS R(4)
-----------------------------------------------------------------------------------------------------------
COMMISSION (%)                           ---              4.00%             1.00%              ---
-----------------------------------------------------------------------------------------------------------
Investment up to $49,999                5.00%              ---               ---               ---
-----------------------------------------------------------------------------------------------------------
$50,000 - $99,999                       4.00%              ---               ---               ---
-----------------------------------------------------------------------------------------------------------
$100,000 - $249,999                     3.00%              ---               ---               ---
-----------------------------------------------------------------------------------------------------------
$250,000 - $499,999                     2.00%              ---               ---               ---
-----------------------------------------------------------------------------------------------------------
$500,000 - $999,999                     1.60%              ---               ---               ---
-----------------------------------------------------------------------------------------------------------
$1,000,000 - $4,999,999                 1.00%              ---               ---               ---
-----------------------------------------------------------------------------------------------------------
$5,000,000 - $24,999,999                0.50%              ---               ---               ---
-----------------------------------------------------------------------------------------------------------
$25,000,000 +                           0.25%              ---               ---               ---
-----------------------------------------------------------------------------------------------------------
12B-1 FEE TO DEALER                     0.30%             0.30%             1.00%             0.60%
-----------------------------------------------------------------------------------------------------------

(1) On sales of Class A shares, the Distributor re-allows to your securities dealer a portion of the front-end sales charge depending upon the amount you invested. Your securities dealer is eligible to receive up to 0.30% 12b-1 fee applicable to Class A shares, although under the plan adopted by the Board of Trustees that went into effect on June 1, 1992 a lesser amount may be paid.
(2) On sales of Class B shares, the Distributor pays your securities dealer an up-front commission of 4.00%. Your securities dealer also may be eligible to receive a 12b-1 of up to 0.30% from the date of purchase. After approximately eight years, Class B shares automatically convert into Class A shares and dealers may then be eligible to receive the 0.30% 12b-1 fee applicable to Class A.
(3) On sales of Class C shares, the Distributor pays your securities dealer an up-front commission of 1.00%. The up-front commission includes an advance of the first year's 12b-1 service fee of up to 0.25%. During the first 12 months, the Distributor retains the full 1.00% 12b-1 fee to partially offset the up-front commission and the prepaid 0.25% service fee advanced at the time of purchase. Starting in the 13th month, your securities dealer may be eligible to receive the full 1.00% 12b-1 fee applicable to Class C.
(4) On sales of Class R shares, the Distributor does not pay your securities dealer an up-front commission. Your securities dealer may be eligible to receive a 12b-1 of up to 0.60% from the date of purchase.

HOW TO REDUCE YOUR SALES CHARGE
We offer a number of ways to reduce or eliminate the sales charge on shares. Please refer to the Statement of Additional Information for detailed information and eligibility requirements. You can also get additional information from your financial advisor. You or your financial advisor must notify us at the time you purchase shares if you are eligible for any of these programs. Class R shares have no up-front sales charge.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                              SHARE CLASS
          PROGRAM                         HOW IT WORKS                   A                     B                            C
----------------------------- ------------------------------------- ----------------------------------------------------------------
Letter of Intent              Through a Letter of Intent you             X          Although the Letter of Intent and Rights of
                              agree to invest a certain amount                      Accumulation do not apply to the purchase of
                              in Delaware Investments Funds                         Class B and Class C shares, you can combine
                              (except money market funds with                       your purchase of Class A shares with your
                              no sales charge) over a 13-month                      purchase of Class B and Class C shares to
                              period to qualify for reduced                         fulfill your Letter of Intent or qualify for
                              front-end sales charges.                              Rights of Accumulation.

----------------------------- ------------------------------------- ---------------
Rights of Accumulation        You can combine your holdings or           X
                              purchases of all funds in the
                              Delaware Investments family
                              (except money market funds with
                              no sales charge) as well as the
                              holdings and purchases of your
                              spouse and children under 21 to
                              qualify for reduced front-end
                              sales charges.
----------------------------- ------------------------------------- --------------- --------------------------------- --------------
Reinvestment of Redeemed      Up to 12 months after you redeem      For Class       For Class B, your account         Not
Shares                        shares, you can reinvest the          A, you will     will be credited with the         available.
                              proceeds without paying a sales       not have to     contingent deferred sales
                              charge as noted to the right.         pay an          charge you previously paid on
                                                                    additional      the amount you are
                                                                    front-end       reinvesting. Your schedule
                                                                    sales           for contingent deferred sales
                                                                    charge.         charges and conversion to
                                                                                    Class A will not start over
                                                                                    again; it will pick up from
                                                                                    the point at which you
                                                                                    redeemed your shares.
----------------------------- ------------------------------------- --------------- ------------------------------------------------
SIMPLE IRA, SEP/IRA,          These investment plans may                 X          There is no reduction in sales charges for
SAR/SEP, Prototype Profit     qualify for reduced sales charges                     Class B or Class C shares for group purchases
Sharing, Pension, 401(k),     by combining the purchases of all                     by retirement plans.
SIMPLE 401(k), 403(b)(7),     members of the group. Members of
and 457 Retirement Plans      these groups may also qualify to
                              purchase shares without a
                              front-end sales charge and may
                              qualify for a waiver of any
                              contingent deferred sales charges.
------------------------------------------------------------------------------------------------------------------------------------

HOW TO BUY SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that under most circumstances you are allowed to exchange only between like classes of shares. To open an account by exchange, call the Shareholder Service Center at 800 523-1918.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can purchase or exchange shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

Once you have completed an application, you can open an account with an initial investment of $1,000 and make additional investments at any time for as little as $100. If you are buying shares in an Individual Retirement Account (IRA) or Roth IRA, under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, or through an Automatic Investing Plan, the minimum purchase is $250, and you can make additional investments of only $25. The minimum for a Coverdell Education Savings Account (formerly an "Education IRA") is $500. The minimums vary for retirement plans other than IRAs, Roth IRAs or Coverdell Education Savings Accounts.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

FAIR VALUATION
When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Pricing Committee values Fund assets as described above.

RETIREMENT PLANS
In addition to being an appropriate investment for your IRA, Roth IRA and Coverdell Education Savings Account, shares in the Fund may be suitable for group retirement plans. You may establish your IRA account even if you are already a participant in an employer-sponsored retirement plan. For more information on how shares in the Fund can play an important role in your retirement planning or for details about group plans, please consult your financial advisor, or call 800 523-1918.

HOW TO REDEEM SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

BY TELEPHONE
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. If you request a wire deposit, a bank wire fee may be deducted from your proceeds. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A KEYPAD]

THROUGH AUTOMATED SHAREHOLDER SERVICES
You can redeem shares through Delaphone, our automated telephone service, or through our web site, www.delawareinvestments.com. For more information about how to sign up for these services, call our Shareholder Service Center at 800 523-1918.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will receive the net asset value next determined after we receive your request. If we receive your request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. We will deduct any applicable contingent deferred sales charges. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

If you are required to pay a contingent deferred sales charge when you redeem your shares, the amount subject to the fee will be based on the shares' net asset value when you purchased them or their net asset value when you redeem them, whichever is less. This arrangement assures that you will not pay a contingent deferred sales charge on any increase in the value of your shares. You also will not pay the charge on any shares acquired by reinvesting dividends or capital gains. If you exchange shares of one fund for shares of another, you do not pay a contingent deferred sales charge at the time of the exchange. If you later redeem those shares, the purchase price for purposes of the contingent deferred sales charge formula will be the price you paid for the original shares, not the exchange price. The redemption price for purposes of this formula will be the NAV of the shares you are actually redeeming.

ACCOUNT MINIMUMS
If you redeem shares and your account balance falls below the required account minimum of $1,000 ($250 for IRAs and Roth IRAs, Uniform Gifts to Minors Act and Uniform Transfers to Minors Act accounts or accounts with automatic investing plans and $500 for Coverdell Education Savings Accounts) for three or more consecutive months, you will have until the end of the current calendar quarter to raise the balance to the minimum. If your account is not at the minimum by the required time, you will be charged a $9 fee for that quarter and each quarter after that until your account reaches the minimum balance. If your account does not reach the minimum balance, your Fund may redeem your account after 60 days' written notice to you.

SPECIAL SERVICES
To help make investing with us as easy as possible, and to help you build your investments, we offer the following special services.

AUTOMATIC INVESTING PLAN
The Automatic Investing Plan allows you to make regular monthly or quarterly investments directly from your checking account.

DIRECT DEPOSIT
With Direct Deposit you can make additional investments through payroll deductions, recurring government or private payments such as Social Security or direct transfers from your bank account.

ONLINE ACCOUNT ACCESS
Account access is a password protected area of Delaware Investments web site that gives you access to your account information and allows you to perform transactions in a secure environment.

ELECTRONIC DELIVERY
With Delaware eDelivery, you can receive your fund documents electronically instead of via the U.S. mail. When you sign up for eDelivery, you can access your account statements, shareholder reports and other fund materials online, in a secure environment at any time, from anywhere.

WEALTH BUILDER OPTION
With the Wealth Builder Option you can arrange automatic monthly exchanges between your shares in one or more Delaware Investments funds. Wealth Builder exchanges are subject to the same rules as regular exchanges (see below) and require a minimum monthly exchange of $100 per fund.

DIVIDEND REINVESTMENT PLAN
Through our Dividend Reinvestment Plan, you can have your distributions reinvested in your account or the same share class in another fund in the Delaware Investments family. The shares that you purchase through the Dividend Reinvestment Plan are not subject to a front-end sales charge or to a contingent deferred sales charge. Under most circumstances, you may reinvest dividends only into like classes of shares.

EXCHANGES
You can exchange all or part of your shares, normally for shares of the same class in another Delaware Investments fund without paying a front-end sales charge or contingent deferred sales charge at the time of the exchange. However, if you exchange shares from a money market fund that does not have a sales charge or from Class R shares of any fund you will pay any applicable sales charge on your new shares. When exchanging Class B and Class C shares of one fund for the same class of shares in other funds, your new shares will be subject to the same contingent deferred sales charge as the shares you originally purchased. The holding period for the contingent deferred sales charge will also remain the same, with the amount of time you held your original shares being credited toward the holding period of your new shares. You don't pay sales charges on shares that you acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's Prospectus and read it carefully before buying shares through an exchange.

MONEYLINE(SM) ON DEMAND SERVICE
Through our MoneyLine(SM) On Demand Service, you or your financial advisor may transfer money between your Fund account and your predesignated bank account by telephone request. This service is not available for retirement plans. MoneyLine has a minimum transfer of $25 and a maximum transfer of $50,000, except for purchases into IRAs. Delaware Investments does not charge a fee for this service; however, your bank may assess one.

MONEYLINE DIRECT DEPOSIT SERVICE
Through our MoneyLine Direct Deposit Service you can have $25 or more in dividends and distributions deposited directly to your bank account. Delaware Investments does not charge a fee for this service; however, your bank may assess one. This service is not available for retirement plans.

SYSTEMATIC WITHDRAWAL PLAN
Through our Systematic Withdrawal Plan you can arrange a regular monthly or quarterly payment from your account made to you or someone you designate. If the value of your account is $5,000 or more, you can make withdrawals of at least $25 monthly, or $75 quarterly. You may also have your withdrawals deposited directly to your bank account through our MoneyLine Direct Deposit Service.

FREQUENT TRADING OF FUND SHARES (MARKET TIMING)
The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or the Optimum Funds Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of Fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

RISKS OF MARKET TIMING. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Fund performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

TRANSACTION MONITORING PROCEDURES. The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in Fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds seek to apply their monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING. Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains, unless you direct us otherwise.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 1, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003, which changes the tax rates on certain types of distributions. We urge you to consult your tax advisor about your particular tax situation and how it might be affected by the new tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains.

You also may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

CERTAIN MANAGEMENT CONSIDERATIONS

INVESTMENTS BY FUND OF FUNDS AND INVESTMENT VEHICLES THAT OPERATE SIMILARLY TO FUNDS OF FUNDS
The Fund accepts investments from funds of funds, including those within Delaware Investments family, and investment vehicles that operate similarly to funds of funds, such as 529 plans. A "529 Plan" is a college savings program that operates under section 529 of the Internal Revenue Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by the funds of funds and/or similar investment vehicles and will attempt to minimize any adverse effects on the Fund and funds of funds and/or similar investment vehicle as a result of these transactions.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLES are intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                       Year ended 9/30
                                                                                            Class A
DELAWARE GROWTH OPPORTUNITIES FUND                         ----------------------------------------------------------------------
                                                                                 2003          2002           2001          2000
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS:
---------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
---------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
---------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
---------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
---------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
---------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations. Ratios have been annualized but total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

------------------------------------------------------------------------------------------------------------------------------------
                                                                          Class B                          Class C
                                                                      Year ended 9/30                   Year ended 9/30
DELAWARE GROWTH OPPORTUNITIES FUND                     -----------------------------------------------------------------------------
                                                       2004     2003     2002     2001     2000       2003    2002    2001     2000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
------------------------------------------------------------------------------------------------------------------------------------
Net investment loss(2)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
------------------------------------------------------------------------------------------------------------------------------------
Total from investment operations
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS:
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments
------------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(3)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
------------------------------------------------------------------------------------------------------------------------------------

(1) Date of commencement of operations. Ratios have been annualized but total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

-------------------------------------------------------------------------
                                                                 Class R
DELAWARE GROWTH OPPORTUNITIES FUND                                Period
                                                            6/2/03(1) to
                                                                 9/30/03
-------------------------------------------------------------------------
-------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD
-------------------------------------------------------------------------
-------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
-------------------------------------------------------------------------
Net investment loss(2)
-------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
-------------------------------------------------------------------------
Total from investment operations
-------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS:
-------------------------------------------------------------------------
From net realized gain on investments
-------------------------------------------------------------------------
In excess of net realized gain on investments
-------------------------------------------------------------------------
Total dividends and distributions
-------------------------------------------------------------------------
-------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
-------------------------------------------------------------------------
-------------------------------------------------------------------------
TOTAL RETURN(3)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------
Net assets, end of period (000 omitted)
-------------------------------------------------------------------------
Ratio of expenses to average net assets
-------------------------------------------------------------------------
Ratio of net investment loss to average net assets
-------------------------------------------------------------------------
Portfolio turnover
-------------------------------------------------------------------------

(1) Date of commencement of operations. Ratios have been annualized but total return has not been annualized.
(2) The average shares outstanding method has been applied for per share information.
(3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME (LOSS)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions from - Net realized gain on investments."

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers, exclude front-end and contingent deferred sales charges, and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT INCOME (LOSS) TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income (loss) by average net assets.

PORTFOLIO TURNOVER
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover rate has bought and sold half of the value of its total investment portfolio during the stated period.

GLOSSARY

HOW TO USE THIS GLOSSARY

This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMMISSION
The fee an investor pays to a financial advisor for investment advice and help in buying or selling mutual funds, stocks, bonds or other securities.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

CONTINGENT DEFERRED SALES CHARGE (CDSC)
Fee charged by some mutual funds when shares are redeemed (sold back to the fund) within a set number of years; an alternative method for investors to compensate a financial advisor for advice and service, rather than an up-front commission.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

CURRENCY EXCHANGE RATES
The price at which one country's currency can be converted into another's. This exchange rate varies almost daily according to a wide range of political, economic and other factors.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD REGULATION, INC. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NET ASSET VALUE (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

NET ASSETS
Net assets for the purpose of a fund's investment policy means the total value of all assets in a fund's portfolio, minus any liabilities, plus the amount of a fund's borrowings, if any, for investment purposes.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

PRICE-TO-EARNINGS RATIO
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

RUSSELL MIDCAP GROWTH INDEX
The Russell Midcap Growth Index; an unmanaged market-weighted total return index that measures the performance of medium-sized U.S. companies having higher price-to-book ratios and higher forecasted growth values.

SALES CHARGE
Charge on the purchase or redemption of fund shares sold through financial advisors. May vary with the amount invested. Typically used to compensate advisors for advice and service provided.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return varies from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

UNIFORM GIFTS TO MINORS ACT AND UNIFORM TRANSFERS TO MINORS ACT
Federal and state laws that provide a simple way to transfer property to a minor with special tax advantages.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

DELAWARE GROWTH OPPORTUNITIES FUND

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the Statement of Additional Information, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 523-1918. You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

SHAREHOLDER SERVICE CENTER

800 523-1918

Call the Shareholder Service Center Monday to Friday, 8 a.m. to 8 p.m. Eastern time:

o    For fund information, literature, price, yield and performance figures.

o For information on existing regular investment accounts and retirement plan accounts including wire investments, wire redemptions, telephone redemptions and telephone exchanges.

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-4413

DELAWARE GROWTH OPPORTUNITIES FUND

                                   CUSIP                      NASDAQ
                                   -----                      ------
Class A                          245906102                     DFCIX
Class B                          245906300                     DFBIX
Class C                          245906409                     DEEVX
Class R                          245906508                     DFRIX



                   Delaware
                   Investments(SM)
                   ---------------------------------------
                   A member of Lincoln Financial Group (R)


P-016 [--] IVES 1/05

                   Delaware
                   Investments(SM)
                   ---------------------------------------
                   A member of Lincoln Financial Group (R)


                       DELAWARE GROWTH OPPORTUNITIES FUND

                               Institutional Class


                                   PROSPECTUS
                                January 28, 2005

                                  GROWTH EQUITY


The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy of this Prospectus, and any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

FUND PROFILE                                             PAGE
Delaware Growth Opportunities Fund

HOW WE MANAGE THE FUND                                   PAGE
Our investment strategies
The securities we typically invest in
The risks of investing in the Fund
Disclosure of portfolio holdings information

WHO MANAGES THE FUND                                     PAGE
Investment manager
Portfolio managers
Who's who?

ABOUT YOUR ACCOUNT                                       PAGE
Investing in the Fund
How to buy shares
How to redeem shares
Account minimum
Exchanges
Frequent trading of Fund shares (Market timing)
Dividends, distributions and taxes
Certain management considerations

FINANCIAL HIGHLIGHTS                                     PAGE

GLOSSARY                                                 PAGE

PROFILE: DELAWARE GROWTH OPPORTUNITIES FUND

WHAT IS THE FUND'S GOAL?
Delaware Growth Opportunities Fund seeks long-term capital growth. Although the Fund will strive to meet its goal, there is no assurance that it will.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?
We invest primarily in common stocks of medium-sized companies. We consider medium-sized companies to be those companies whose market capitalizations fall within the range represented in the Russell Midcap Growth Index at the time of the Portfolio's investment. As of the latest reconstitution on _________________, the average market capitalization of a company in the Russell Midcap Growth Index was approximately $___ billion; the median market capitalization was approximately $___ billion. The index had a total market capitalization range of approximately $___ billion to $___ billion. We may also invest in securities that are convertible into common stock. In selecting stocks for the Fund, we typically look for companies that have established themselves within their industry, but still have growth potential.

We use a bottom-up approach to select stocks, evaluating individual companies rather than trends in the economy or the investment markets. Researching each company, its products, services, competitors and management team helps us to select stocks of companies that we think will provide high and consistent earnings growth with a reasonable level of risk.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?
Investing in any mutual fund involves risk, including the risk that you may lose part or all of the money you invest. Over time, the value of your investment in the Fund will increase and decrease according to changes in the value of the securities in the Fund's portfolio. This Fund will be affected by declines in stock prices, which could be caused by a drop in the stock market or poor performance from particular companies or industries. In addition, Delaware Growth Opportunities Fund invests in small-sized or medium-sized companies. These companies may involve greater risk due to their size, narrow product lines or limited financial resources.

For a more complete discussion of risk, please see "The risks of investing in the Fund" on page ___.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

WHO SHOULD INVEST IN THE FUND
o  Investors with long-term financial goals.
o  Investors seeking an investment primarily in common stocks.
o Investors seeking exposure to the capital appreciation opportunities of medium-size, growth-oriented companies.

WHO SHOULD NOT INVEST IN THE FUND
o  Investors with short-term financial goals.
o  Investors whose primary goal is current income.
o Investors who are unwilling to accept share prices that may fluctuate, sometimes significantly, over the short-term.

You should keep in mind that an investment in the Fund is not a complete investment program; it should be considered just one part of your total financial plan. Be sure to discuss this Fund with your financial advisor to determine whether it is an appropriate choice for you.

HOW HAS THE DELAWARE GROWTH OPPORTUNITIES FUND PERFORMED?

THIS BAR CHART AND TABLE can help you evaluate the risks of investing in the Fund. We show how returns for the Fund's Institutional Class shares have varied over the past ten calendar years as well as the average annual returns for one-year, five-year and ten-year periods. Delaware Growth Opportunities Fund's Institutional Class commenced operations on November 9, 1992. Return information for the Class prior to that date is calculated by taking the performance of Delaware Growth Opportunities Fund A Class and eliminating all sales charges that apply to Class A shares. However, for those periods, Class A 12b-1 payments were not eliminated, and performance would have been affected if this adjustment had been made. The Fund's past performance does not necessarily indicate how it will perform in the future.

[GRAPHIC OMITTED: BAR CHART SHOWING YEAR BY YEAR TOTAL RETURN]

YEAR-BY-YEAR TOTAL RETURN (Institutional Class)

------------------------------------------------------------------------------------------------------------------------
        1995        1996        1997        1998        1999        2000        2001        2002        2003        2004
------------------------------------------------------------------------------------------------------------------------
       ____%       ____%       ____%       ____%       ____%       ____%       ____%       ____%       ____%       ____%
------------------------------------------------------------------------------------------------------------------------

During the periods illustrated in this bar chart, Institutional Class' highest quarterly return was ____% for the quarter ended _______________ and its lowest return was ____% for the quarter ended _______.

AVERAGE ANNUAL RETURNS for periods ending 12/31/04

-------------------------------------------------------------------------------------------------------------------
                                                                        1 YEAR          5 YEARS       10 YEARS
-------------------------------------------------------------------------------------------------------------------
Return before taxes                                                      ____%           ____%          ____%
-------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions                                      ____%           ____%          ____%
-------------------------------------------------------------------------------------------------------------------
Return after taxes on distributions and sale of Fund shares              ____%           ____%          ____%
-------------------------------------------------------------------------------------------------------------------
Russell Midcap Growth Index (reflects no deduction for fees,
expenses or taxes)                                                    _______%        _______%       _______%
-------------------------------------------------------------------------------------------------------------------

The Fund's returns are compared to the performance of the Russell Midcap Growth Index. You should remember that unlike the Fund, the index is unmanaged and doesn't reflect the actual costs of operating a mutual fund, such as the costs of buying, selling and holding securities.

Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

WHAT ARE THE FUND'S FEES AND EXPENSES?

--------------------------------------------------------------------------------------------------------------------------
YOU DO NOT PAY SALES CHARGES directly from your        Maximum sales charge (load) imposed on purchases
investments when you buy or sell shares of the         as a percentage of offering price                            _____%
Institutional Class.                                   -------------------------------------------------------------------
                                                       Maximum contingent deferred sales charge (load) as
                                                       a percentage of original purchase price or
                                                       redemption price, whichever is lower                         _____%
                                                       -------------------------------------------------------------------
                                                       Maximum sales charge (load) imposed on reinvested
                                                       dividends                                                    _____%
                                                       -------------------------------------------------------------------
                                                       Redemption fees                                              _____%
                                                       -------------------------------------------------------------------
                                                       Exchange fees(1)                                             _____%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES are deducted from the   Management fees                                              _____%
Fund's assets.                                         -------------------------------------------------------------------
                                                       Distribution and service (12b-1) fees                        _____%
                                                       -------------------------------------------------------------------
                                                       Other expenses                                               _____%
                                                       -------------------------------------------------------------------
                                                       Total operating expenses                                     _____%
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
THIS EXAMPLE is intended to help you compare the       1 year                                                        $____
cost of investing in the Fund to the cost of           -------------------------------------------------------------------
investing in other mutual funds with similar           3 years                                                       $____
investment objectives. We show the cumulative amount   -------------------------------------------------------------------
of Fund expenses on a hypothetical investment of       5 years                                                       $____
$10,000 with an annual 5% return over the time         -------------------------------------------------------------------
shown.(2) This is an example only, and does not        10 years                                                      $____
represent future expenses, which may be greater or     -------------------------------------------------------------------
less than those shown here.
--------------------------------------------------------------------------------------------------------------------------

(1) Exchanges are subject to the requirements of each fund in the Delaware Investments family. A front-end sales charge may apply if you exchange your shares into a fund that has a front-end sales charge.
(2) The Fund's actual rate of return may be greater or less than the hypothetical 5% return we use here. Also, this example assumes that the Fund's total operating expenses remain unchanged in each of the periods we show.

HOW WE MANAGE THE FUND

OUR INVESTMENT STRATEGIES

We research individual companies and analyze economic and market conditions, seeking to identify the securities or market sectors that we believe are the best investments for the Fund. The following are descriptions of how the portfolio management team pursues the Fund's investment goals.

We take a disciplined approach to investing, combining investment strategies and risk management techniques that can help shareholders meet their goals.

We strive to identify companies of medium market capitalization that offer above-average opportunities for long-term capital growth because we think they are poised to provide high and consistent earnings growth. Medium-sized companies are generally considered to be those whose market capitalizations are included in the range represented by the Russell Midcap Growth Index.

Companies in the early stages of their development often offer the greatest opportunities for rising share prices. However, the smallest companies generally involve the most risk because they may have very limited resources, less management experience or narrower product lines. We believe that medium-sized companies can provide many of the growth opportunities of small companies, but with less risk. Medium-sized companies may be more established in their industry and have greater financial resources. Yet, they may still have the flexibility and growth potential of a smaller company.

We use a bottom-up approach to stock selection, carefully evaluating the characteristics of individual companies. We rely heavily on our own research in selecting companies for the portfolio. That research might include one-on-one meetings with executives, company competitors, industry experts and customers. Our first step in identifying promising companies is to pinpoint stocks that exhibit one or more of the following characteristics:

o   A history of high earnings-per-share growth;
o Expectations for future earnings growth that are either high or accelerating;
o A price to earnings ratio that is low relative to other stocks - indicating that the stock might be undervalued;
o   A discounted cash flow that is high relative to other stocks; or
o A special situation that has caused the stock to fall out of favor, but which we believe creates potential for even greater long-term price appreciation.

Once we have narrowed our search to companies with these characteristics, we then conduct even more thorough hands-on research, evaluating a wide variety of factors, including:

o   The financial strength of the company;
o   The expertise of its management;
o   The growth potential of the company within its industry; and
o   The growth potential of the industry.

Our goal is to select companies that are likely to perform well over an extended time frame.

In order to reduce the inherent risks of equity investing, we maintain a diversified portfolio, typically holding a mix of different stocks, representing a wide array of industries.

Delaware Growth Opportunities Fund's investment objective is non-fundamental. This means the Board of Trustees may change the objective without obtaining shareholder approval. If the objective were changed, we would notify shareholders before the change in the objective became effective.

THE SECURITIES WE TYPICALLY INVEST IN
Stocks generally offer investors the potential for capital appreciation and may pay dividends as well.

---------------------------------------------------------------------------------------------------------------------------
                     SECURITIES                                                     HOW WE USE THEM
------------------------------------------------------------- -------------------------------------------------------------
COMMON STOCKS: Securities that represent shares of            Under normal circumstances, we generally will invest 85%
ownership in a corporation. Stockholders participate in the   to 100% of the Fund's net assets in common stock with an
corporation's profits and losses, proportionate to the        emphasis on medium-sized companies.
number of shares they own.
------------------------------------------------------------- -------------------------------------------------------------
AMERICAN DEPOSITARY RECEIPTS: ADRs are issued by a U.S.       We may hold ADRs when we believe they offer greater
bank and represent the bank's holdings of a stated number     appreciation potential than U.S. securities.
of shares of a foreign corporation.  An ADR entitles the
holder to all dividends and capital gains earned by the
underlying foreign shares. ADRs are bought and sold the
same as U.S. securities.
------------------------------------------------------------- -------------------------------------------------------------
REPURCHASE AGREEMENTS: An agreement between a buyer of        Typically, we use repurchase agreements as a short-term
securities, such as the Fund, and a seller of securities,     investment for the Fund's cash position. In order to enter
in which the seller agrees to buy the securities back         into these repurchase agreements, the Fund must have
within a specified time at the same price the buyer paid      collateral of 102% of the repurchase price. The Fund will
for them, plus an amount equal to an agreed upon interest     only enter into repurchase agreements in which the
rate. Repurchase agreements are often viewed as equivalent    collateral is comprised of U.S. government securities.
to cash.
------------------------------------------------------------- -------------------------------------------------------------
RESTRICTED SECURITIES: Privately placed securities whose      We may invest in privately placed securities including
resale is restricted under securities law.                    those that are eligible for resale only among certain
                                                              institutional buyers without registration, which are
                                                              commonly known as "Rule 144A Securities."
------------------------------------------------------------- -------------------------------------------------------------
OPTIONS AND FUTURES: Options represent a right to buy or      If we have stocks that appreciated in price, we may want to
sell a security or group of securities at an agreed upon      protect those gains when we anticipate adverse conditions.
price at a future date. The purchaser of an option may or     We might use options or futures to neutralize the effect of
may not choose to go through with the transaction.            any price declines, without selling the security. We might also use options or futures to gain exposure to a
Writing a covered call option on a security obligates the     particular market segment without purchasing individual
owner of the security to sell it at an agreed upon price on   securities in that segment. We might use this approach if
an agreed upon date (usually no more than nine months in      we had excess cash that we wanted to invest quickly.
the future). The owner of the security receives a premium
payment from the purchaser of the call, but if the security   We might use covered call options if we believe that doing
appreciates to a price greater than the agreed upon selling   so would help the Fund to meet its investment objective.
price, the fund would lose out on those gains.

Futures contracts are agreements for the purchase or sale     Use of these strategies can increase the operating costs of
of securities at a specified price, on a specified date.      the Fund and can lead to loss of principal.
Unlike an option, a futures contract must be executed
unless it is sold before the settlement date.

Options and futures are generally considered to be
derivative securities.
------------------------------------------------------------- -------------------------------------------------------------
ILLIQUID SECURITIES: Securities that do not have a ready      We may invest up to 10% of the Fund's net assets in
market and cannot be easily sold within seven days at         illiquid securities.
approximately the price that a fund has valued them.
---------------------------------------------------------------------------------------------------------------------------

The Fund may also invest in other securities, including convertible securities, warrants, preferred stocks and bonds. Please see the Statement of Additional Information for additional descriptions on these securities as well as those listed in the table above.

LENDING SECURITIES
The Fund may lend up to 25% of its assets to qualified brokers, dealers and institutional investors for their use in securities transactions. These transactions, if any, may generate additional income for the Fund.

BORROWING FROM BANKS
The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. Borrowing money could result in the Fund being unable to meet its investment objective.

TEMPORARY DEFENSIVE POSITIONS
For temporary defensive purposes, we may hold a substantial part of the Fund's assets in cash or cash equivalents. To the extent that the Fund holds these securities, it may be unable to achieve its investment objective.

PORTFOLIO TURNOVER
We anticipate that the Fund's annual portfolio turnover may be greater than 100%. A turnover rate of 100% would occur if the Fund bought and sold all of the securities in its portfolio once in the course of a year. High turnover can result in increased transaction costs and tax liability for investors and may affect the Fund's performance.

THE RISKS OF INVESTING IN THE FUND
Investing in any mutual fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund, you should carefully evaluate the risks. Because of the nature of the Fund, you should consider your investment to be a long-term investment that typically provides the best results when held for a number of years. Following are the chief risks you assume when investing in the Fund. Please see the Statement of Additional Information for further discussion of these risks and other risks not discussed here.

---------------------------------------------------------------------------------------------------------------------------
                             RISKS                                             HOW WE STRIVE TO MANAGE THEM
---------------------------------------------------------------- ----------------------------------------------------------
MARKET RISK:  The risk that all or a majority of the             We maintain a long-term investment approach and focus on
securities in a certain market - like the stock or bond market   stocks we believe can appreciate over an extended time
- will decline in value because of factors such as economic      frame regardless of interim market fluctuations. We do
conditions, future expectations or investor confidence.          not try to predict overall stock market movements and
                                                                 though we may hold securities for any amount of time, we
                                                                 generally do not trade for short-term purposes.
---------------------------------------------------------------- ----------------------------------------------------------
INDUSTRY AND SECURITY RISK:  The risk that the value of          We limit the amount of the Fund's assets invested in any
securities in a particular industry or the value of an           one industry and in any individual security. We also
individual stock or bond will decline because of changing        follow a rigorous selection process before choosing
expectations for the performance of that industry or for the     securities and continuously monitor them while they
individual company issuing the stock.                            remain in the portfolio.
---------------------------------------------------------------- ----------------------------------------------------------
SMALL COMPANY RISK:  The risk that prices of smaller companies   Though the Fund may invest in small companies, our focus
may be more volatile than larger companies because of limited    is on medium-sized companies. We believe medium-sized
financial resources or dependence on narrow product lines.       companies, in general, are more stable than smaller
                                                                 companies and involve less risk due to their larger
                                                                 size, greater experience and more extensive financial
                                                                 resources. In addition, the Fund maintains a
                                                                 well-diversified portfolio, selects stocks carefully and
                                                                 monitors them continuously.
---------------------------------------------------------------- ----------------------------------------------------------
INTEREST RATE RISK:  The risk that securities will decrease in   We analyze each company's financial situation and its
value if interest rates rise. The risk is generally associated   cash flow to determine the company's ability to finance
with bonds; however, because smaller companies often borrow      future expansion and operations.  The potential effect
money to finance their operations, they may be adversely         that rising interest rates might have on a stock is
affected by rising interest rates.                               taken into consideration before the stock is
                                                                 purchased.
---------------------------------------------------------------- ----------------------------------------------------------
FUTURES AND OPTIONS RISK:  The possibility that a fund may       We will not use futures and options for speculative
experience a loss if it employs an options or futures strategy   reasons. We may use options and futures to protect gains
related to a security or a market index and that security or     in the portfolio without actually selling a security. We
index moves in the opposite direction from what the manager      may also use options and futures to quickly invest
anticipated.  Futures and options also involve additional        excess cash so that the portfolio is generally fully
expenses, which could reduce any benefit or increase any loss    invested.
that a fund gains from using the strategy.
---------------------------------------------------------------- ----------------------------------------------------------
FOREIGN RISK:  The risk that foreign securities may be           We typically invest only a small portion of the Fund's
adversely affected by political instability, changes in          portfolio in foreign corporations indirectly through
currency exchange rates, foreign economic conditions or          American Depositary Receipts. When we do purchase ADRs,
inadequate regulatory and accounting standards.                  they are generally denominated in U.S. dollars and
                                                                 traded on a U.S. exchange.
---------------------------------------------------------------- ----------------------------------------------------------
LIQUIDITY RISK:  The possibility that securities cannot be       We limit exposure to illiquid securities.
readily sold within seven days at approximately the price that a fund has valued them.
---------------------------------------------------------------------------------------------------------------------------

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's potfolio securities is available in the Fund's SAI and [on the Fund's website at www.delawarefunds.com.]

WHO MANAGES THE FUND

INVESTMENT MANAGER
The Fund is managed by Delaware Management Company, a series of Delaware Management Business Trust which is an indirect, wholly-owned subsidiary of Delaware Management Holdings, Inc. Delaware Management Company makes investment decisions for the Fund, manages the Fund's business affairs and provides daily administrative services. For these services, the manager was paid ____% as a percentage of average daily net assets for the last fiscal year.

PORTFOLIO MANAGERS
Gerald S. Frey has primary responsibility for making day-to-day investment decisions for the Fund. In making investment decisions for the Fund, Mr. Frey regularly consults with Marshall T. Basset, John A. Heffern, Jeffrey W. Hynoski, Steven T. Lampe and Lori P. Wachs.

GERALD S. FREY, Managing Director/Chief Investment Officer, Growth Investing. Mr. Frey holds a BA in economics from Bloomsburg University and attended Wilkes College and New York University. He has approximately 24 years' experience in the money management business. Prior to joining Delaware Investments in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York. Mr. Frey has been Senior Portfolio Manager for the Fund since March 1997 and was co-manager from June 1996 to March 1997.

MARSHALL T. BASSETT, Senior Vice President/Portfolio Manager. Before joining Delaware Investments in 1997, Mr. Bassett served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, Mr. Bassett was a trust officer at Sovran Bank and Trust Company. He received a bachelor's degree and an MBA from Duke University.

JOHN A. HEFFERN, Senior Vice President/Portfolio Manager. Mr. Heffern earned a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. Prior to joining Delaware Investments in 1997, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Financial Services unit. Before that he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons.

JEFFREY W. HYNOSKI, Vice President/Portfolio Manager. Prior to joining Delaware Investments in 1998, Mr. Hynoski served as a Vice President at Bessemer Trust Company in the mid- and large-capitalization growth group. Prior to that, Mr. Hynoski held positions at Lord Abbett & Co. and Cowen Asset Management. Mr. Hynoski holds a BS in finance from the University of Delaware and an MBA from Pace University.

STEVEN T. LAMPE, Vice President/Portfolio Manager. Prior to joining Delaware Investments in 1995, Mr. Lampe received a bachelor's degree in economics and an MBA with a concentration in finance from the University of Pennsylvania's Wharton School. Mr. Lampe previously served as a manager at PriceWaterhouse, specializing in financial services firms. Mr. Lampe is a Certified Public Accountant.

LORI P. WACHS, Vice President/Portfolio Manager. Prior to joining Delaware Investments in 1992, Ms. Wachs was an equity analyst for two years at Goldman Sachs. Ms. Wachs is a graduate of the University of Pennsylvania's Wharton School, where she majored in finance and Oriental Studies.

WHO'S WHO?
This diagram shows the various organizations involved with managing, administering and servicing the Delaware Investments Funds.

[GRAPHIC OMITTED: DIAGRAM SHOWING THE VARIOUS ORGANIZATIONS INVOLVED
WITH MANAGING, ADMINISTERING AND SERVICING THE DELAWARE INVESTMENTS FUNDS]

                                                         BOARD OF TRUSTEES
INVESTMENT MANAGER                                                                             CUSTODIAN
Delaware Management Company                                                                    JPMorgan Chase Bank
2005 Market Street                                                                             4 Chase Metrotech Center
Philadelphia, PA 19103-7094                                     THE FUND                       Brooklyn, NY 11245

                                   DISTRIBUTOR                              SERVICE AGENT
                                   Delaware Distributors, L.P.              Delaware Service Company, Inc.
                                   2005 Market Street                       2005 Market Street
                                   Philadelphia, PA 19103-7094              Philadelphia, PA 19103-7094


                                   FINANCIAL INTERMEDIARY WHOLESALER
                                   Lincoln Financial Distributors, Inc.
                                   2001 Market Street
                                   Philadelphia, PA  19103-7055
PORTFOLIO MANAGERS
(see page __ for details)
                                                            SHAREHOLDERS

BOARD OF TRUSTEES A mutual fund is governed by a Board of Trustees which has oversight responsibility for the management of the fund's business affairs. Trustees establish procedures and oversee and review the performance of the investment manager, the distributor and others that perform services for the fund. Generally, at least 40% of the Board of Trustees must be independent of the fund's investment manager and distributor. However, the Delaware Growth Opportunities Fund relies on certain exemptive rules created by the SEC that require the Board of Trustees overseeing the Fund to be comprised of a majority of such independent Trustees. These independent fund Trustees, in particular, are advocates for shareholder interests.

INVESTMENT MANAGER An investment manager is a company responsible for selecting portfolio investments consistent with the objective and policies stated in the mutual fund's prospectus. The investment manager places portfolio orders with broker/dealers and is responsible for obtaining the best overall execution of those orders. A written contract between a mutual fund and its investment manager specifies the services the manager performs. Most management contracts provide for the manager to receive an annual fee based on a percentage of the fund's average daily net assets. The manager is subject to numerous legal restrictions, especially regarding transactions between itself and the funds it advises.

PORTFOLIO MANAGERS Portfolio managers are employed by the investment manager to make investment decisions for individual portfolios on a day-to-day basis.

CUSTODIAN Mutual funds are legally required to protect their portfolio securities and most funds place them with a qualified bank custodian who segregates fund securities from other bank assets.

DISTRIBUTOR Most mutual funds continuously offer new shares to the public through distributors who are regulated as broker/dealers and are subject to NASD Regulation, Inc. (NASDR(SM)) rules governing mutual fund sales practices.

FINANCIAL INTERMEDIARY WHOLESALER Pursuant to a contractual arrangement with Delaware Distributors, L.P., Lincoln Financial Distributors, Inc. (LFD) is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries.

SERVICE AGENT Mutual fund companies employ service agents (sometimes called transfer agents) to maintain records of shareholder accounts, calculate and disburse dividends and capital gains and prepare and mail shareholder statements and tax information, among other functions. Many service agents also provide customer service to shareholders.

SHAREHOLDERS Like shareholders of other companies, mutual fund shareholders have specific voting rights, including the right to elect trustees. Material changes in the terms of a fund's management contract must be approved by a shareholder vote, and funds seeking to change fundamental investment policies must also seek shareholder approval.

ABOUT YOUR ACCOUNT

INVESTING IN THE FUND
Institutional Class shares are available for purchase only by the following:

o retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans;

o tax-exempt employee benefit plans of the Fund's manager or its affiliates and securities dealer firms with a selling agreement with the distributor;

o institutional advisory accounts of the Fund's manager, or its affiliates and those having client relationships with Delaware Investment Advisers, another series of Delaware Management Business Trust, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts;

o a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee;

o registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes. Use of Institutional Class shares is restricted to advisors who are not affiliated or associated with a broker or dealer and who derive compensation for their services exclusively from their advisory clients; or

o certain plans qualified under Section 529 of the Internal Revenue Code for which the Fund's manager, distributor or service agent or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services.

HOW TO BUY SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
Complete an investment slip and mail it with your check, made payable to the fund and class of shares you wish to purchase, to Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
Ask your bank to wire the amount you want to invest to Bank of New York, ABA #021000018, Bank Account number 8900403748. Include your account number and the name of the fund in which you want to invest. If you are making an initial purchase by wire, you must call us at 800 510-4015 so we can assign you an account number.

[GRAPHIC OMITTED: ILLUSTRATION OF AN EXCHANGE SYMBOL]

BY EXCHANGE
You can exchange all or part of your investment in one or more funds in the Delaware Investments family for shares of other funds in the family. Please keep in mind, however, that you may not exchange your shares for Class B or Class C shares. To open an account by exchange, call your Client Services Representative at 800 510-4015.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your advisor may charge a separate fee for this service.

The price you pay for shares will depend on when we receive your purchase order. If we or an authorized agent receives your order before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time), you will pay that day's closing share price which is based on the Fund's net asset value. If your order is received after the close of regular trading, you will pay the next business day's price. A business day is any day that the New York Stock Exchange is open for business. We reserve the right to reject any purchase order.

We determine the Fund's net asset value (NAV) per share at the close of regular trading on the New York Stock Exchange each business day that the Exchange is open. We calculate this value by adding the market value of all the securities and assets in the Fund's portfolio, deducting all liabilities, and dividing the resulting number by the number of shares outstanding. The result is the net asset value per share. We generally price securities and other assets for which market quotations are readily available at their market value. We price fixed-income securities on the basis of valuations provided to us by an independent pricing service that uses methods approved by the Board of Trustees. Any fixed-income securities that have a maturity of less than 60 days we price at amortized cost. For all other securities, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

FAIR VALUATION
When a Fund uses fair value pricing, it may take into account any factors it deems appropriate. A Fund may determine fair value based upon developments related to a specific security, current valuations of foreign stock indices (as reflected in U.S. futures markets) and/or U.S. sector or broader stock market indices. The prices of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing may involve subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security.

The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the early closing of the exchange on which a security is traded or suspension of trading in the security. Funds may use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. To account for this, the Fund may frequently value many foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

Subject to the Board's oversight, each Fund's Board has delegated responsibility for valuing a Fund's assets to a Pricing Committee of the Manager, which operates under the policies and procedures approved by the Board, to value the Fund's assets on behalf of the Fund. The Pricing Committee values Fund assets as described above.

HOW TO REDEEM SHARES

[GRAPHIC OMITTED: ILLUSTRATION OF AN ENVELOPE]

BY MAIL
You can redeem your shares (sell them back to the fund) by mail by writing to:
Delaware Investments, 2005 Market Street, Philadelphia, PA 19103-7094. All owners of the account must sign the request, and for redemptions of more than $100,000, you must include a signature guarantee for each owner. You can also fax your written request to 267 256-8992. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on an account.

[GRAPHIC OMITTED: ILLUSTRATION OF A TELEPHONE]

BY TELEPHONE
You can redeem up to $100,000 of your shares by telephone. You may have the proceeds sent to you by check, or, if you redeem at least $1,000 of shares, you may have the proceeds sent directly to your bank by wire. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A JAGGED LINE]

BY WIRE
You can redeem $1,000 or more of your shares and have the proceeds deposited directly to your bank account, normally the next business day after we receive your request. Bank information must be on file before you request a wire redemption.

[GRAPHIC OMITTED: ILLUSTRATION OF A PERSON]

THROUGH YOUR FINANCIAL ADVISOR
Your financial advisor can handle all the details of redeeming your shares. Your advisor may charge a separate fee for this service.

If you hold your shares in certificates, you must submit the certificates with your request to sell the shares. We recommend that you send your certificates by certified mail.

When you send us a properly completed request to redeem or exchange shares, and we or an authorized agent receives the request before the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. Eastern Time), you will receive the net asset value next determined after we receive your request. If we receive you request after the close of regular trading on the New York Stock Exchange, you will receive the net asset value next determined on the next business day. You may have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.

ACCOUNT MINIMUM
If you redeem shares and your account balance falls below $250, your Fund may redeem your account after 60 days' written notice to you.

EXCHANGES
You can exchange all or part of your shares for shares of the same class in another Delaware Investments fund. If you exchange shares to a fund that has a sales charge you will pay any applicable sales charges on your new shares. You don't pay sales charges on shares that are acquired through the reinvestment of dividends. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through an exchange. You may not exchange your shares for Class B, Class C and Class R shares of the funds in the Delaware Investments family.

FREQUENT TRADING OF FUND SHARES (MARKET TIMING)
The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund's Board of Trustees has adopted policies and procedures designed to detect, deter and prevent trading activity detrimental to the Fund and its shareholders, such as market timing. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds or the Optimum Funds Trust to be a market timer and may consider anyone who has followed a similar pattern of market timing at an unaffiliated fund family to be a market timer.

Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Fund also reserves the right to consider other trading patterns as market timing.

Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order. The Fund reserves the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any shareholder's financial intermediary or in any omnibus-type account. Transactions placed in violation of the Fund's market timing policy are not necessarily deemed accepted by the Fund and may be cancelled or revoked by the Fund on the next business day following receipt by the Fund.

However, sales of Fund shares back to a Fund or redemptions will continue to be permitted in accordance with the terms of the Fund's current Prospectus. This may result in an undesirable situation where a shareholder with an account closed to new purchases could be faced with a costly redemption of Fund shares if, for example, these shares have declined in value, the shareholder recently paid a front-end sales charge or the shares are subject to a CDSC, or the sale results in adverse tax consequences to the shareholder. To avoid this risk, a shareholder should carefully monitor the purchases, sales, and exchanges of Fund shares and avoid frequent trading in Fund shares.

The Fund reserves the right to modify this policy, including any monitoring procedures and the procedures to close accounts to new purchases established from time to time to effectuate this policy, at any time without notice. Though the implementation of this policy involves judgments that are inherently subjective and involves some selectivity in their application, we seek to make judgments and applications that are consistent with the interests of the Fund's shareholders. While we will seek to take actions that will detect market timing, we cannot represent that such trading activity can be completely eliminated.

RISKS OF MARKET TIMING. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of the Fund's shares dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of Fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, a Fund may have difficulty implementing its long-term investment strategies if it is forced to maintain a higher level of its assets in cash to accommodate significant short-term trading activity. Excessive purchases and sales or exchanges of a Fund's shares may force the Fund to sell portfolio securities at inopportune times to raise cash to accommodate short-term trading activity. In addition, a Fund may incur increased expenses if one or more shareholders engage in excessive or short-term trading. For example, a Fund may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs and realization of taxable capital gains without attaining any investment advantage. All of these factors may adversely affect Fund performance.

A Fund that invests significantly in foreign securities may be particularly susceptible to short-term trading strategies. This is because foreign securities are typically traded on markets that close well before the time a Fund calculates its NAV at 4:00 p.m. Eastern time, which gives rise to the possibility that developments may have occurred in the interim that would affect the value of these securities. The time zone differences among international stock markets can allow a shareholder engaging in a short-term trading strategy to exploit differences in Fund share prices that are based on closing prices of foreign securities established some time before the Fund calculates its own share price. Any Fund that invests in securities that are, among other things, thinly traded, traded infrequently, or relatively illiquid has the risk that the current market price for the securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences. Funds that may be adversely affected by such arbitrage include, in particular, funds that significantly invest in small cap securities, technology and other specific industry sector securities, and in certain fixed-income securities, such as high yield bonds, asset-backed securities, or municipal bonds.

TRANSACTION MONITORING PROCEDURES. The Fund, through its transfer agent, maintains surveillance procedures designed to detect excessive or short-term trading in Fund shares. This monitoring process involves several factors, which includes scrutinizing transactions in Fund shares for transactions in violation of the Fund's market timing policy or other patterns of short-term or excessive trading. For purposes of these transaction monitoring procedures, the Funds may consider trading activity in multiple accounts under common ownership, control, or influence. Trading activity identified by either, or a combination, of these factors, or as a result of any other information available at the time, will be evaluated to determine whether such activity might constitute excessive or short-term trading. These procedures may be modified from time to time, as necessary or appropriate to improve the detection of excessive or short-term trading or to address specific circumstances, such as for certain retirement plans, to conform to plan exchange limits or U.S. Department of Labor regulations, or for certain automated or pre-established exchange, asset allocation or dollar cost averaging programs, or omnibus account arrangements.

Omnibus account arrangements are common forms of holding shares of the Funds, particularly among certain brokers, dealers, and other financial intermediaries, including sponsors of retirement plans and variable insurance products. The Funds seek to apply their monitoring procedures to these omnibus account arrangements and to the individual participant level in such accounts. In efforts to discourage market timers in such accounts the Funds may consider enforcement against market timers at the participant level and at the omnibus level, up to and including termination of the omnibus account.

LIMITATIONS ON ABILITY TO DETECT AND CURTAIL MARKET TIMING. Shareholders seeking to engage in market timing may employ a variety of strategies to avoid detection and, despite the efforts of the Fund and its agents to detect market timing in Fund shares, there is no guarantee that the Fund will be able to identify these shareholders or curtail their trading practices. In particular, the Fund may not be able to detect market timing in Fund shares attributable to a particular investor who effects purchase and/or exchange activity in Fund shares through omnibus accounts. Also, multiple tiers of these entities may exist, each utilizing an omnibus account arrangement, which may further compound the difficulty of detecting excessive or short duration trading activity in Fund shares.

DIVIDENDS, DISTRIBUTIONS AND TAXES
Dividends and capital gains, if any, are paid annually. We automatically reinvest all dividends and any capital gains.

In addition, in order to satisfy certain distribution requirements of the Tax Reform Act of 1986, the Fund may declare special year-end dividend and capital gains distributions during November and December to shareholders of record on a date in such month. Such distributions, if received by shareholders by January 1, are deemed to have been paid by the Fund and received by shareholders on the earlier of the date paid or December 31 of the prior year.

On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003, which changes the tax rates on certain types of distributions. We urge you to consult your tax advisor about your particular tax situation and how it might be affected by the new tax law. The tax status of your dividends from the Fund is the same whether you reinvest your dividends or receive them in cash.

Distributions from the Fund's long-term capital gains are taxable as capital gains, while distributions from short-term capital gains and net investment income are generally taxable as ordinary income. The new tax law reduces the tax rate on certain qualifying dividends and long-term capital gains.

You also may be subject to state and local taxes on distributions.

We will send you a statement each year by January 31 detailing the amount and nature of all dividends and capital gains that you were paid for the prior year.

CERTAIN MANAGEMENT CONSIDERATIONS

INVESTMENTS BY FUND OF FUNDS AND INVESTMENT VEHICLES THAT OPERATE SIMILARLY TO FUNDS OF FUNDS
The Fund accepts investments from funds of funds, including those within Delaware Investments family, and investment vehicles that operate similarly to funds of funds, such as 529 plans. A "529 Plan" is a college savings program that operates under section 529 of the Internal Revenue Code. From time to time, the Fund may experience large investments or redemptions due to allocations or rebalancings by these funds of funds and/or similar investment vehicles. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management. For example, the Fund may be required to sell securities or invest cash at times when it would not otherwise do so. These transactions could also have tax consequences if sales of securities result in gains, and could also increase transaction costs or portfolio turnover. The manager will monitor transactions by the funds of funds and/or similar investment vehicles and will attempt to minimize any adverse effects on the Fund and funds of funds and/or similar investment vehicle as a result of these transactions.

FINANCIAL HIGHLIGHTS

THE FINANCIAL HIGHLIGHTS TABLE is intended to help you understand the Fund's financial performance. All "per share" information reflects financial results for a single Fund share. This information has been audited by Ernst & Young LLP, whose report, along with the Fund's financial statements, is included in the Fund's annual report, which is available upon request by calling 800 523-1918.

--------------------------------------------------------------------------------------------------------------------------
                                                                                   INSTITUTIONAL CLASS
                                                                                      Year ended 9/30
DELAWARE GROWTH OPPORTUNITIES FUND                                --------------------------------------------------------
                                                                     2004        2003        2002        2001        2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
--------------------------------------------------------------------------------------------------------------------------
Net investment loss(1)
--------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS:
--------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments
--------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments
--------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN(2)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)
--------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to average net assets
--------------------------------------------------------------------------------------------------------------------------
Ratio of net investment loss to average net assets
--------------------------------------------------------------------------------------------------------------------------
Portfolio turnover
--------------------------------------------------------------------------------------------------------------------------

(1) The average shares outstanding method has been applied for per share information.
(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.

HOW TO READ THE FINANCIAL HIGHLIGHTS

NET INVESTMENT INCOME (LOSS)
Net investment income (loss) includes dividend and interest income earned from a fund's investments; it is after expenses have been deducted.

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
A realized gain occurs when we sell an investment at a profit, while a realized loss occurs when we sell an investment at a loss. When an investment increases or decreases in value but we do not sell it, we record an unrealized gain or loss. The amount of realized gain per share, if any, that we pay to shareholders would be listed under "Less dividends and distributions-Distributions from realized gain on investments."

NET ASSET VALUE (NAV)
This is the value of a mutual fund share, calculated by dividing the net assets by the number of shares outstanding.

TOTAL RETURN
This represents the rate that an investor would have earned or lost on an investment in a fund. In calculating this figure for the financial highlights table, we include applicable fee waivers and assume the shareholder has reinvested all dividends and realized gains.

NET ASSETS
Net assets represent the total value of all the assets in a fund's portfolio, less any liabilities, that are attributable to that class of the fund.

RATIO OF EXPENSES TO AVERAGE NET ASSETS
The expense ratio is the percentage of net assets that a fund pays annually for operating expenses and management fees. These expenses include accounting and administration expenses, services for shareholders, and similar expenses.

RATIO OF NET INVESTMENT LOSS TO AVERAGE NET ASSETS
We determine this ratio by dividing net investment income by average net assets.

PORTFOLIO TURNOVER
This figure tells you the amount of trading activity in a fund's portfolio. For example, a fund with a 50% turnover rate has bought and sold half of the value of its total investment portfolio during the stated period.

GLOSSARY

HOW TO USE THIS GLOSSARY
This glossary includes definitions of investment terms, many of which are used throughout the Prospectus. If you would like to know the meaning of an investment term that is not explained in the text please check the glossary.

AMORTIZED COST
Amortized cost is a method used to value a fixed-income security that starts with the face value of the security and then adds or subtracts from that value depending on whether the purchase price was greater or less than the value of the security at maturity. The amount greater or less than the par value is divided equally over the time remaining until maturity.

CAPITAL
The amount of money you invest.

CAPITAL APPRECIATION
An increase in the value of an investment.

CAPITAL GAINS DISTRIBUTIONS
Payments to mutual fund shareholders of profits (realized gains) from the sale of a fund's portfolio securities. Usually paid once a year; may be either short-term gains or long-term gains.

COMPOUNDING
Earnings on an investment's previous earnings.

CONSUMER PRICE INDEX (CPI)
Measurement of U.S. inflation; represents the price of a basket of commonly purchased goods.

COST BASIS
The original purchase price of an investment, used in determining capital gains and losses.

CURRENCY EXCHANGE RATES
The price at which one country's currency can be converted into another's. This exchange rate varies almost daily according to a wide range of political, economic and other factors.

DEPRECIATION
A decline in an investment's value.

DIVERSIFICATION
The process of spreading investments among a number of different securities, asset classes or investment styles to reduce the risks of investing.

DIVIDEND DISTRIBUTION
Payments to mutual fund shareholders of dividends passed along from the fund's portfolio of securities.

EXPENSE RATIO
A mutual fund's total operating expenses, expressed as a percentage of its total net assets. Operating expenses are the costs of running a mutual fund, including management fees, offices, staff, equipment and expenses related to maintaining the fund's portfolio of securities and distributing its shares. They are paid from the fund's assets before any earnings are distributed to shareholders.

FINANCIAL ADVISOR
Financial professional (e.g., broker, banker, accountant, planner or insurance agent) who analyzes clients' finances and prepares personalized programs to meet objectives.

INFLATION
The increase in the cost of goods and services over time. U.S. inflation is frequently measured by changes in the Consumer Price Index (CPI).

INVESTMENT GOAL
The objective, such as long-term capital growth or high current income, that a mutual fund pursues.

MANAGEMENT FEE
The amount paid by a mutual fund to the investment advisor for management services, expressed as an annual percentage of the fund's average daily net assets.

MARKET CAPITALIZATION
The value of a corporation determined by multiplying the current market price of a share of common stock by the number of shares held by shareholders. A corporation with one million shares outstanding and the market price per share of $10 has a market capitalization of $10 million.

NASD REGULATION, INC. (NASDR(SM))
The independent subsidiary of the National Association of Securities Dealers, Inc. responsible for regulating the securities industry.

NET ASSET VALUE (NAV)
The daily dollar value of one mutual fund share. Equal to a fund's net assets divided by the number of shares outstanding.

NET ASSETS
Net assets for the purpose of a fund's investment policy means the total value of all assets in a fund's portfolio, minus any liabilities, plus the amount of a fund's borrowings, if any, for investment purposes.

PREFERRED STOCK
Preferred stock has preference over common stock in the payment of dividends and liquidation of assets. Preferred stocks also often pay dividends at a fixed rate and are sometimes convertible into common stock.

PRICE-TO-EARNINGS RATIO
A measure of a stock's value calculated by dividing the current market price of a share of stock by its annual earnings per share. A stock selling for $100 per share with annual earnings per share of $5 has a P/E of 20.

PRINCIPAL
Amount of money you invest (also called capital). Also refers to a bond's original face value, due to be repaid at maturity.

PROSPECTUS
The official offering document that describes a mutual fund, containing information required by the SEC, such as investment objectives, policies, services and fees.

REDEEM
To cash in your shares by selling them back to the mutual fund.

RISK
Generally defined as variability of value; also credit risk, inflation risk, currency and interest rate risk. Different investments involve different types and degrees of risk.

RUSSELL MIDCAP GROWTH INDEX
The Russell Midcap Growth Index; an unmanaged market-weighted total return index that measures the performance of medium-sized U.S. companies having higher price-to-book ratios and higher forecasted growth values.

SEC (SECURITIES AND EXCHANGE COMMISSION)
Federal agency established by Congress to administer the laws governing the securities industry, including mutual fund companies.

SHARE CLASSES
Different classifications of shares; mutual fund share classes offer a variety of sales charge choices.

SIGNATURE GUARANTEE
Certification by a bank, brokerage firm or other financial institution that a customer's signature is valid; signature guarantees can be provided by members of the STAMP program.

STANDARD DEVIATION
A measure of an investment's volatility; for mutual funds, measures how much a fund's total return has typically varied from its historical average.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The document serving as "Part B" of a fund's prospectus that provides more detailed information about the fund's organization, investments, policies and risks.

STOCK
An investment that represents a share of ownership (equity) in a corporation. Stocks are often referred to as common stocks or equities.

TOTAL RETURN
An investment performance measurement, expressed as a percentage, based on the combined earnings from dividends, capital gains and change in price over a given period.

VOLATILITY
The tendency of an investment to go up or down in value by different magnitudes. Investments that generally go up or down in value in relatively small amounts are considered "low volatility" investments, whereas those investments that generally go up or down in value in relatively large amounts are considered "high volatility" investments.

DELAWARE GROWTH OPPORTUNITIES FUND

Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's shareholder reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the report period. You can find more detailed information about the Fund in the current Statement of Additional Information, which we have filed electronically with the Securities and Exchange Commission (SEC) and which is legally a part of this Prospectus. If you want a free copy of the SAI, the annual or semiannual report, or if you have any questions about investing in the Fund, you can write to us at 2005 Market Street, Philadelphia, PA 19103-7094, or call toll-free 800 510-4015. You may also obtain additional information about the Fund from your financial advisor.

You can find reports and other information about the Fund on the EDGAR Database on the SEC web site (http://www.sec.gov). You can also get copies of this information, after payment of a duplicating fee, by e-mailing the SEC at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, D.C. 20549-0102. Information about the Fund, including its Statement of Additional Information, can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can get information on the Public Reference Room by calling the SEC at 202 942-8090.

WEB SITE
www.delawareinvestments.com

E-MAIL
service@delinvest.com

CLIENT SERVICES REPRESENTATIVE

800 510-4015

DELAPHONE SERVICE

800 362-FUND (800 362-3863)

o For convenient access to account information or current performance information on all Delaware Investments Funds seven days a week, 24 hours a day, use this Touch-Tone(R) service.

Investment Company Act file number: 811-4413

DELAWARE GROWTH OPPORTUNITIES FUND

                                        CUSIP            NASDAQ
                                        -----            ------
Institutional Class                   245906201           DFDIX



                   Delaware
                   Investments(SM)
                   ---------------------------------------
                   A member of Lincoln Financial Group (R)



P-045 [--] IVES 1/05

                                                              ----------------------------------------------------------
Delaware Investments includes funds with a wide range of
investment objectives.  Stock funds, income funds,            DELAWARE GROUP EQUITY FUNDS IV
national and state-specific tax-exempt funds, money market
funds, global and international funds and closed-end funds    ----------------------------------------------------------
give investors the ability to create a portfolio that fits
their personal financial goals.  For more information,        DELAWARE GROWTH OPPORTUNITIES FUND
shareholders of the Class A, Class B, Class C and Class R     DELAWARE DIVERSIFIED GROWTH FUND
Shares should contact their financial advisor or call
Delaware Investments at 800 523-1918 and shareholders of      A CLASS
the Institutional Classes should contact Delaware             B CLASS
Investments at 800 510-4015.                                  C CLASS
                                                              R CLASS
                                                              INSTITUTIONAL CLASS
                                                              ----------------------------------------------------------



INVESTMENT MANAGER
Delaware Management Company
2005 Market Street
Philadelphia, PA 19103-7094

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
2005 Market Street                                            PART B
Philadelphia, PA 19103-7094
                                                              STATEMENT OF ADDITIONAL INFORMATION
SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,                                          ----------------------------------------------------------
ACCOUNTING SERVICES
AND TRANSFER AGENT                                            JANUARY 28, 2005
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
[One Commerce Square]
Philadelphia, PA 19103-7094

[INDEPENDENT AUDITORS]
Ernst & Young LLP
2001 Market Street
Philadelphia, PA 19103-7055

CUSTODIAN                                                                                 Delaware
JPMorgan Chase Bank                                                                       Investments(SM)
4 Chase Metrotech Center                                                                  --------------------------------------
Brooklyn, NY 11245                                                                        A member of Lincoln Financial Group(R)

                       STATEMENT OF ADDITIONAL INFORMATION
                                JANUARY 28, 2005

                         DELAWARE GROUP EQUITY FUNDS IV
                       DELAWARE GROWTH OPPORTUNITIES FUND
                        DELAWARE DIVERSIFIED GROWTH FUND

                               2005 MARKET STREET
                           PHILADELPHIA, PA 19103-7094

       FOR MORE INFORMATION ABOUT THE INSTITUTIONAL CLASSES: 800 510-4015

       FOR PROSPECTUS, PERFORMANCE AND INFORMATION ON EXISTING ACCOUNTS OF CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS R SHARES:
                            NATIONWIDE 800 523-1918

         DEALER SERVICES: (BROKER/DEALERS ONLY) NATIONWIDE 800 362-7500

         Delaware Group Equity Funds IV ("Equity Funds IV") is a professionally-managed mutual fund of the series type which currently offers two series of shares: Delaware Growth Opportunities Fund and Delaware Diversified Growth Fund. Each Fund is referred to individually as the "Fund" and collectively as the "Funds."

         Each Fund offers Class A Shares, Class B Shares, Class C Shares, Class R (Class A Chares, Class B Shares, Class C Shares and Class R Shares together referred to as the "Fund Classes"). Each Fund also offers an Institutional Class (the "Institutional Class"). All references to "shares" in this Part B refer to all Classes of shares of Equity Funds IV, except where noted.

         This Statement of Additional Information ("Part B" of the registration statement) supplements the information contained in the current Prospectuses for the Fund Classes dated January 28, 2005 and the current Prospectuses for the Institutional Classes dated January 28, 2005, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. Prospectuses relating to the Fund Classes and Prospectuses relating to the Institutional Classes may be obtained by writing or calling your investment dealer or by contacting the Funds' national distributor, Delaware Distributors, L.P. (the "Distributor"), at the above address or by calling the above phone numbers. Each Fund's financial statements, the notes relating thereto, the financial highlights and the report of independent auditors are incorporated by reference from the Annual Reports into this Part B. The Annual Reports will accompany any request for Part B. The Annual Reports can be obtained, without charge, by calling 800 523-1918.

-------------------------------------------------------------------------------------------------------------------------
TABLE OF CONTENTS                                        PAGE                                                      PAGE
------------------------------------------------------ ------- -------------------------------------------------- -------
COVER PAGE                                                     DISTRIBUTIONS AND TAXES
------------------------------------------------------ ------- -------------------------------------------------- -------
INVESTMENT POLICIES                                            INVESTMENT MANAGEMENT AGREEMENT
------------------------------------------------------ ------- -------------------------------------------------- -------
ACCOUNTING AND TAX ISSUES                                      OFFICERS AND TRUSTEES
------------------------------------------------------ ------- -------------------------------------------------- -------
PERFORMANCE INFORMATION                                        GENERAL INFORMATION
------------------------------------------------------ ------- -------------------------------------------------- -------
TRADING PRACTICES AND BROKERAGE                                FINANCIAL STATEMENTS
------------------------------------------------------ ------- -------------------------------------------------- -------
PURCHASING SHARES                                              APPENDIX A - INVESTMENT OBJECTIVES OF THE FUNDS
                                                               IN THE DELAWARE INVESTMENTS FAMILY
------------------------------------------------------ -------
INVESTMENT PLANS
------------------------------------------------------ -------
DETERMINING OFFERING PRICE AND NET ASSET VALUE
------------------------------------------------------ -------
REDEMPTION AND EXCHANGE
-------------------------------------------------------------------------------------------------------------------------

INVESTMENT POLICIES

INVESTMENT RESTRICTIONS
         FUNDAMENTAL INVESTMENT RESTRICTIONS - Each Fund has adopted the following restrictions which cannot be changed without approval by the holders of a "majority" of a Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present in person or by proxy at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

Each Fund may not:
         1. Make investments that will result in the concentration (as that term may be defined in the Investment Company Act of 1940 ("1940 Act"), any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit. A Fund may, from time to time, make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers within various industries or industry groupings.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Funds may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933 (the "1933 Act").

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectuses, each Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Trustees without shareholder approval.

         1. A Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, a Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by
Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. A Fund may not invest more than 15% of its net assets for Delaware Diversified Growth Fund and 10% of its net assets for Delaware Growth Opportunities Fund in securities which it cannot sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         The following are additional non-fundamental investment restrictions:

Delaware Growth Opportunities Fund may not:
         1. Invest more than 5% of the market or other fair value of its assets in the securities of any one issuer (other than obligations of, or guaranteed by, the U.S. government, its agencies or instrumentalities) with respect to 75% of the portfolio.

         2. Make loans, except to the extent that purchases of debt obligations (including repurchase agreements), in accordance with Delaware Growth Opportunities Fund's investment objective and policies, are considered loans and except that Delaware Growth Opportunities Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         3. Purchase or sell real estate, but this shall not prevent Delaware Growth Opportunities Fund from investing in securities secured by real estate or interests therein.

         4. Purchase more than 10% of the outstanding voting and nonvoting securities of any issuer, or invest in companies for the purpose of exercising control or management.

         5. Engage in the underwriting of securities of other issuers, except that in connection with the disposition of a security, Delaware Growth Opportunities Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

         6. Make any investment which would cause more than 25% of the market or other fair value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

         7. Write or purchase puts, calls or combinations thereof, except that Delaware Growth Opportunities Fund may write covered call options with respect to any or all parts of its portfolio securities and purchase put options if Delaware Growth Opportunities Fund owns the security covered by the put option at the time of purchase, and that premiums paid on all put options outstanding do not exceed 2% of its total assets. Delaware Growth Opportunities Fund may sell put options previously purchased and enter into closing transactions with respect to covered call and put options. In addition, Delaware Growth Opportunities Fund may write call options and purchase put options on stock indices and enter into closing transactions with respect to such options.

         8. Purchase securities on margin, make short sales of securities or maintain a net short position.

         9. Invest in warrants valued at lower of cost or market exceeding 5% of Delaware Growth Opportunities Fund's net assets. Included in that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

         10. Purchase or retain the securities of any issuer which has an officer, trustee or security holder who is a trustee or officer of Equity Funds IV or of its investment manager if or so long as the trustees and officers of Equity Funds IV and of its investment manager together own beneficially more than 5% of any class of securities of such issuer.

         11. Invest in interests in oil, gas or other mineral exploration or development programs.

         12. Invest more than 10% of Delaware Growth Opportunities Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

         13. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Delaware Growth Opportunities Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of Delaware Growth Opportunities Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, Delaware Growth Opportunities Fund shall, within three days thereafter (not including Sunday or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Delaware Growth Opportunities Fund will not pledge more than 10% of its net assets. Delaware Growth Opportunities Fund will not issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not normally be purchased while Delaware Growth Opportunities Fund has an outstanding borrowing.

         Although not a fundamental investment restriction, Delaware Growth Opportunities Fund currently does not invest its assets in real estate limited partnerships.

Delaware Diversified Growth Fund may not:
         1. With respect to 75% of its assets, invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or certificates of deposit for any such securities, and cash and cash items).

         2. Make loans, except to the extent that purchases of debt obligations or other securities (including repurchase agreements), in accordance with Delaware Diversified Growth Fund's investment objective and policies, are considered loans and except that the Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         3. Purchase or sell real estate, but this shall not prevent Delaware Diversified Growth Fund from investing in securities by companies that deal in real estate or securities secured by real estate or interests therein (including securities issued by real estate investment trusts).

         4. Engage in the underwriting of securities of other issuers, except that Delaware Diversified Growth Fund may acquire restricted or not readily marketable securities under circumstances where, if such securities are sold, Delaware Diversified Growth Fund may be deemed to be an "underwriter" as that term is defined in the Securities Act of 1933.

         5. Make any investment which would cause more than 25% of the market value of its total assets to be invested in the securities of issuers all of which conduct their principal business activities in the same industry. This restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

         6. Purchase securities on margin or make short sales of securities except that Delaware Diversified Growth Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities may engage in futures and related options transactions and may satisfy margin requirements relating thereto.

         7. Purchase more than 10% of the outstanding voting securities of any one company.

         8. Borrow money in excess of one-third of the value of its net assets and then only as a temporary measure for extraordinary purposes or to facilitate redemptions. Delaware Diversified Growth Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and to the extent that such borrowing exceeds 5% of the value of Delaware Diversified Growth Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, Delaware Diversified Growth Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. Delaware Diversified Growth Fund will not issue senior securities as defined in the Investment Company Act of 1940, except for notes to banks. Investment securities will not normally be purchased while Delaware Diversified Growth Fund has an outstanding borrowing.

         9. Buy or sell commodities or commodity contracts, except that Delaware Diversified Growth Fund may engage into futures and related option transactions.

         10. Invest in companies for the purpose of exercising control or management.

         11. Invest in interests in oil, gas or other mineral exploration or development programs.

         12. Invest in securities of other investment companies, except that Delaware Diversified Growth Fund may invest in securities of open-end, closed-end and unregulated investment companies in compliance with the limitations contained in the 1940 Act at the time of the investment.

         13. Purchase or retain securities of a company which has an officer or trustee who is an officer or trustee of Equity Funds IV, or an officer, trustee or partner of the Manager if, to the knowledge of Delaware Diversified Growth Fund, one or more such persons owns beneficially more than 1/2 of 1% of the shares of the company, and in the aggregate more than 5% thereof.

         14. Invest more than 5% of the value of its total assets in securities of companies less than three years old. Such three-year period shall include the operation of the predecessor company or companies. This restriction shall not apply to Delaware Diversified Growth Fund's investment in the securities of real estate investment trusts.

         15. Invest in warrants valued at lower of cost or market exceeding 5% of Delaware Diversified Growth Fund's net assets. Included in that amount, but not to exceed 2% of Delaware Diversified Growth Fund's net assets, may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

         16. Write or purchase puts, calls or combinations thereof, except that Delaware Diversified Growth Fund may write covered call options with respect to any or all parts of its portfolio securities if it owns the security covered by the call option and may purchase put options provided premiums paid on all put options outstanding do not exceed 2% of its total assets. Delaware Diversified Growth Fund may sell put options previously purchased and enter into closing transactions with respect to covered call and put options. In addition, Delaware Diversified Growth Fund may write call options and purchase put options on stock indices and enter into closing transactions with respect to such options.

         17. Invest more than 15% of Delaware Diversified Growth Fund's total assets in repurchase agreements maturing in more than seven days and other illiquid assets.

         Although not a fundamental investment restriction, Delaware Diversified Growth Fund currently does not invest its assets in real estate limited partnerships.

         In addition, from time to time, the Funds may also engage in the following investment techniques:

REPURCHASE AGREEMENTS
         While each of the Funds is permitted to do so, neither normally invests in repurchase agreements, except to invest cash balances.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow certain Delaware Investments funds jointly to invest cash balances. The Funds may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described below.

         A repurchase agreement is a short-term investment by which the purchaser acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss, if any, to the Fund that has entered into the agreement would be the difference between the repurchase price and the market value of the security. Each Fund will limit its investments in repurchase agreements to those which Delaware Management Company (the "Manager") under the guidelines of the Board of Trustees, determines to present minimal credit risks and which are of high quality. In addition, each Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements which is monitored on a daily basis.

OPTIONS
         The Funds may write call options and purchase put options on a covered basis only, and will not engage in option writing strategies for speculative purposes. The Funds may invest in options that are either Exchange-listed or traded over-the-counter. Certain over-the-counter options may be illiquid. Thus, it may not be possible to close options positions and this may have an adverse impact on a Fund's ability to effectively hedge their securities. Delaware Growth Opportunities Fund will not invest more than 10% of its assets in illiquid securities, and Delaware Diversified Growth Fund will not invest more than 15% of its assets in illiquid securities.

         A. COVERED CALL WRITING--Each Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain a Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case a Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that it receives a premium which is additional income. However, if the security rises in value, a Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to both options on actual portfolio securities owned by a Fund and options on stock indices, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

         B. PURCHASING PUT OPTIONS--Each Fund may invest up to 2% of its total assets in the purchase of put options. Delaware Growth Opportunities Fund will, at all times during which it holds a put option, own the security covered by such option.

         Each Fund intends to purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow a Fund to protect unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         A Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

OPTIONS ON STOCK INDICES
         A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, a Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

         A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the Fund's portfolio securities. Since a Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, a Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. A Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         A Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

FOREIGN SECURITIES
         Each Fund may invest in securities of foreign companies. However, Delaware Growth Opportunities Fund and Delaware Diversified Growth Fund, will not invest more than, respectively, 25% and 20% of the value of their respective total assets, at the time of purchase, in foreign securities (other than securities of Canadian issuers registered under the Securities Exchange Act of 1934 or, as described below, in certain Depositary Receipts, on which there are no such limits).

         Each Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund's distributions paid to shareholders.

         Investors should recognize that investing in foreign corporations involves certain considerations, including those set forth below, which are not typically associated with investing in United States corporations. Foreign corporations are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to United States corporations. A Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce a Fund's distributions paid to shareholders. There may also be less supervision and regulation of foreign stock exchanges, brokers and listed corporations than exist in the United States. A Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange as between the currencies of different nations and exchange control regulations. Furthermore, there may be the possibility of expropriation of confiscatory taxation, political, economic or social instability or diplomatic developments which could affect assets of a Fund held in foreign countries.

DEPOSITARY RECEIPTS
         Each Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American Depositary Receipts ("ADRs"), and Delaware Diversified Growth Fund may, in addition to ADRs, also purchase European and Global Depositary Receipts ("Depositary Receipts"). ADRs are receipts typically issued by a U.S. bank or trust company, while Depositary Receipts are issued by a foreign bank or trust company. ADRs and Depositary Receipts evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" ADRs and Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" ADRs and Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored ADRs and Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored ADR or Depositary Receipt.

PORTFOLIO LOAN TRANSACTIONS
         Each Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the Securities and Exchange Commission permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to a Fund from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the trustees of Equity Funds IV know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the trustees to vote the proxy.

         The major risk to which a Fund would be exposed on a portfolio loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Funds will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Trustees, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

RESTRICTED AND ILLIQUID SECURITIES
         Each Fund may invest in restricted securities, including privately placed securities, some of which may be eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933. Rule 144A permits many privately placed and legally restricted securities to be freely traded among certain institutional buyers such as a Fund. Delaware Growth Opportunities Fund may invest no more than 10% of the value of its net assets in illiquid securities and Delaware Diversified Growth Fund may invest no more than 15% of the value of its net assets in illiquid securities.

         While maintaining oversight, the Board of Trustees has delegated to the Manager the day-to-day function of determining whether or not individual Rule 144A Securities are liquid for purposes of a Fund's limitation on investments in illiquid assets. The Board has instructed the Manager to consider the following factors in determining the liquidity of a Rule 144A Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, a Fund's holdings of illiquid securities exceed a Fund's limit on investments in such securities, the Manager will determine what action to take to ensure that the Fund continues to adhere to such limitation.

SMALL TO MEDIUM-SIZED COMPANIES
         Delaware Growth Opportunities Fund invests its assets in equity securities of small to medium-sized companies. These stocks have historically been more volatile in price than larger capitalization stocks, such as those included in the S&P 500. This is because, among other things, smaller companies have a lower degree of liquidity and tend to have a greater sensitivity to changing economic conditions. These companies may have narrow product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are typically subject to a greater degree of change in their earnings and prospects. The companies' securities may trade less frequently and have a smaller trading volume. The securities may be traded only in the over-the-counter markets or on a regional securities exchange. In addition to exhibiting greater volatility, smaller capitalization securities may, to some degree, fluctuate independently of the stocks of larger capitalization companies. For example, the stocks of smaller capitalization companies may decline in price as the price of larger company stocks rise, or vice versa.

NON-TRADITIONAL EQUITY SECURITIES
         Delaware Diversified Growth Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor, such as the Fund, with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         Delaware Diversified Growth Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

INVESTMENT COMPANY SECURITIES
         Any investments that Delaware Diversified Growth Fund makes in either closed-end or open-end investment companies are limited by the 1940 Act, and involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not: (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES
         Each Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, securities are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. A Fund will designate cash or securities in amounts sufficient to cover its obligations, and will value the designated assets daily. The payment obligation that will be received are each fixed at the time the Fund enters into the commitment. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price.

REITS
         Delaware Diversified Growth Fund may purchase shares of real estate investment trusts ("REITs"). REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as Equity Funds IV, REITs are not taxed on income distributed to shareholders provided they comply with several requirements in the Internal Revenue Code. REITs are subject to substantial cash flow dependency, defaults by borrowers, self-liquidation, and the risk of failing to qualify for tax-free pass-through of income under the Internal Revenue Code, and/or to maintain exemptions from the 1940 Act.

FOREIGN CURRENCY TRANSACTIONS
         Although Delaware Diversified Growth Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         As the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions.

         The Fund also may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter) for hedging purposes to protect against declines in the U.S. dollar cost of foreign securities held by the Fund and against increases in the U.S. dollar cost of such securities to be acquired. Call options on foreign currency written by the Fund will be covered, which means that the Fund will own the underlying foreign currency. With respect to put options on foreign currency written by the Fund, the Fund will establish a segregated account with its custodian bank consisting of cash, U.S. government securities or other high-grade liquid debt securities in an amount equal to the amount the Fund will be required to pay upon exercise of the put.

         As in the case of other kinds of options, the writing of an option on foreign currency will constitute only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

FUTURES CONTRACTS
         Delaware Growth Opportunities Fund and Delaware Diversified Growth Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market the Fund's positions in cash, short-term debt securities and other money market instruments, at times when a Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the particular Fund.

         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market."

         Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock prices. For example, a Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When a Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

         Each Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. A Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, a Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, a Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When a Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         A Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by a Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. A Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that a Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures.

CONCENTRATION
         In applying a Fund's fundamental policy concerning concentration that is described above, it is a matter of non-fundamental policy that generally: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

ACCOUNTING AND TAX ISSUES

         When a Fund writes a call, or purchases a put option, an amount equal to the premium received or paid by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability.

         In writing a call, the amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         The premium paid by a Fund for the purchase of a put option is recorded in the section of the Fund's assets and liabilities as an investment and subsequently adjusted daily to the current market value of the option. For example, if the current market value of the option exceeds the premium paid, the excess would be unrealized appreciation and, conversely, if the premium exceeds the current market value, such excess would be unrealized depreciation. The current market value of a purchased option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund sells the put option, it realizes a short-term or long-term capital gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. However, since the purchase of a put option is treated as a short sale for federal income tax purposes, the holding period of the underlying security will be affected by such a purchase.

         OPTIONS ON CERTAIN STOCK INDICES--Accounting for options on certain stock indices will be in accordance with generally accepted accounting principles. The amount of any realized gain or loss on closing out such a position will result in a realized gain or loss for tax purposes. Such options held by the Fund at the end of each fiscal year will be required to be "marked to market" for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss.

         OTHER TAX REQUIREMENTS--Each Fund has qualified, and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. The Trustees reserve the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

         In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

         (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;

         (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stocks, and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies; and

         (iii) The Fund must distribute to its shareholders at least 90% of its net investment income and net tax-exempt income for each of its fiscal years.

         The Code requires each Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending October 31 and 100% of any undistributed amounts from the prior year to you by December 31 of each year in order to avoid federal excise taxes. Each Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         When a Fund holds an option or contract which substantially diminishes the risk of loss with respect to another position of the Fund (as might occur in some hedging transactions), this combination of positions could be treated as a "straddle" for tax purposes, possibly resulting in deferral of losses, adjustments in the holding periods and conversion of short-term capital losses into long-term capital losses.

         Under rules relating to "Constructive Sale Transactions", a Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. A Fund generally will be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         INVESTMENT IN FOREIGN CURRENCIES AND FOREIGN SECURITIES--The Funds are authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to each Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time a Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, or forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of a Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by a Fund.

         If a Fund's Section 988 losses exceed a Fund's other net investment company taxable income during a taxable year, a Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions of federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce the Fund's income dividends paid to you.

         Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to you as ordinary income, and any losses reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis, however, is taxable as a capital gain.

         INVESTMENT IN PASSIVE FOREIGN INVESTMENT COMPANY SECURITIES--The Funds may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which a Fund held the PFIC shares. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, under another election that involves marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If a Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules generally would be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by a Fund (if any), the amounts distributable to you by a Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after a Fund acquires shares in that corporation. While a Fund generally will seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

The Fund has adopted a policy generally prohibiting providing portfolio holdings to any person until after thirty calendar days have passed. We post a list of the Fund's portfolio holdings monthly, with a thirty day lag, on the Fund's website, www.delawarefunds.com. In addition, on a ten day lag, we also make available a month-end summary listing of the number of the Fund's securities, country and asset allocations, and top ten securities and sectors by percentage of holdings for the Fund. This information is available publicly to any and all shareholders free of charge once posted on the website by calling [1-800-__________.]

Other entities, including institutional investors and intermediaries that distribute the Fund's shares, are generally treated similarly and are not provided with the Fund's portfolio holdings in advance of when they are generally available to the public. Third-party service providers and affiliated persons of the Fund are provided with the Fund's portfolio holdings only to the extent necessary to perform services under agreements relating to the Funds.

Third-party rating agencies and consultants who have signed agreements ("Non-Disclosure Agreements") with the Fund or the Manager may receive portfolio holdings information more quickly than the thirty day lag. The Non-Disclosure Agreements require that the receiving entity hold the information in the strictest confidence and prohibit the receiving entity from disclosing the information or trading on the information (either in Fund shares or in shares of the Fund's portfolio securities). In addition, the receiving party must agree to provide copies of any research or reports generated using the portfolio holdings information in order to allow for monitoring of use of the information. Neither the Fund, the Manager nor any affiliate receive any compensation or consideration with respect to these agreements.

Non-Disclosure Agreements must be approved by a member of the Manager's Legal Department and Compliance Department and any deviation in the use of the portfolio holdings information by the receiving party must be approved in writing by the Fund's Chief Compliance Officer prior to such use.

PERFORMANCE INFORMATION

         From time to time, each Fund may state each of its Classes' total return in advertisements and other types of literature. Any statement of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-year, five-year and ten-year (or life-of-fund, if applicable) periods. Each Fund may also advertise aggregate and average total return information for its Classes over additional periods of time.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:

                                            n
                                    P(1 + T) = ERV

        Where:     P = a hypothetical initial purchase order of $1,000 from
                       which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                   T = average annual total return;

                   n = number of years;

                 ERV = redeemable value of the hypothetical $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

         In presenting performance information for Class A Shares, the Limited CDSC applicable to only certain redemptions of those shares will not be deducted from any computation of total return. See Redemption and Exchange for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares, and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, each Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

         The performance of the Classes, as shown below, is the average annual total return quotations through September 30, 2004. The average annual total return for Class A Shares at offer reflects the maximum front-end sales charge of 5.75% paid on the purchase of shares. The average annual total return for Class A Shares at net asset value (NAV) does not reflect the payment of any front-end sales charge. Pursuant to applicable regulation, total return shown for the Delaware Growth Opportunities Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delaware Growth Opportunities Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. The average annual total return for Class B and C Shares including CDSC reflects the deduction of the applicable CDSC that would be paid if the shares were redeemed at December 31, 2004. The average annual total return for Class B and C Shares excluding CDSC assumes the shares were not redeemed at December 31, 2004 and therefore does not reflect the deduction of a CDSC. Securities prices fluctuated during the periods covered and past results should not be considered as representative of future performance. [Performance is not shown for the Class B and C Shares of Delaware Diversified Growth Fund because these shares have not commenced operations as of the date of this Part B.]

         Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts. The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the Fund's lifetime and do not reflect the impact of state and local taxes. Past performance, both before and after taxes, is not a guarantee of future results.

         The average annual total return for each Class (except Class R) is shown for the 1 year, 5 year or 10 year period ending September 30, 2004. If a Class has not been in existence for a full 1, 5, or 10 year period, then lifetime returns are shown. Lifetime returns are not shown if performance information exists for the 10 year period.

                                                         AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------------------------------------------------------------------------------------
                                                                               1 YEAR      5 YEARS       10 YEARS
DELAWARE GROWTH OPPORTUNITIES FUND                                              ENDED        ENDED          ENDED       LIFE OF
                                                                              9/30/04      9/30/04        9/30/04       FUND(1)
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Class A (at offer before taxes)(2)                                              ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Class A (at offer after taxes on distributions)                                 ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Class A (at offer after taxes on distributions and sale of fund shares)         ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Class A (at NAV before taxes)                                                   ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Class B (including CDSC before taxes)(3)                                        ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Class B (including CDSC after taxes on distributions)                           ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Class B (including CDSC after taxes on distributions and sale of fund
shares)                                                                         ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Class B (excluding CDSC before taxes)                                           ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Class C (including CDSC before taxes)                                           ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Class C (including CDSC after taxes on distributions)                           ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Class C (including CDSC after taxes on distributions and sale of fund
shares)                                                                         ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Class C (excluding CDSC before taxes)                                           ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Class R (before taxes)                                                          ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Class R (after taxes on distributions)                                          ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Class R (after taxes on distributions and sale of fund shares)                  ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Institutional Class (before taxes)                                              ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Institutional Class (after taxes on distributions)                              ____%        ____%          ____%         ____%
-------------------------------------------------------------------------- ------------ ------------ -------------- -------------
Institutional Class (after taxes on distributions and sale of fund
shares)                                                                         ____%        ____%          ____%         ____%
---------------------------------------------------------------------------------------------------------------------------------

(1) Class A Shares commenced operations on March 27, 1986. Institutional Class Shares commenced operations on November 9, 1992. Class B Shares commenced operation on September 6, 1994. Class C Shares commenced operations on November 29, 1995. Class R Shares commenced operations on June 2, 2003.
(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares was changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.

                           AVERAGE ANNUAL TOTAL RETURN
---------------------------------------------------------------------------------------------------------------
                                                                              1 YEAR      5 YEARS
DELAWARE DIVERSIFIED GROWTH FUND(1)                                            ENDED        ENDED     LIFE OF
                                                                             9/30/04      9/30/04     FUND(5)
------------------------------------------------------------------------- ------------ ------------ -----------
Class A (at offer before taxes)(2/4)                                           ____%        ____%       ____%
------------------------------------------------------------------------- ------------ ------------ -----------
Class A (at offer after taxes on distributions)                                ____%        ____%       ____%
------------------------------------------------------------------------- ------------ ------------ -----------
Class A (at offer after taxes on distributions and sale of fund shares)        ____%        ____%       ____%
------------------------------------------------------------------------- ------------ ------------ -----------
Class A (at NAV before taxes)                                                  ____%        ____%       ____%
------------------------------------------------------------------------- ------------ ------------ -----------
Class B (including CDSC before taxes)(3)                                       ____%        ____%       ____%
------------------------------------------------------------------------- ------------ ------------ -----------
Class B (including CDSC after taxes on distributions)                          ____%        ____%       ____%
------------------------------------------------------------------------- ------------ ------------ -----------
Class B (including CDSC after taxes on distributions and sale of fund
shares)                                                                        ____%        ____%       ____%
------------------------------------------------------------------------- ------------ ------------ -----------
Class B (excluding CDSC before taxes)                                          ____%        ____%       ____%
------------------------------------------------------------------------- ------------ ------------ -----------
Class C (including CDSC before taxes)(3)                                       ____%        ____%       ____%
------------------------------------------------------------------------- ------------ ------------ -----------
Class C (including CDSC after taxes on distributions)                          ____%        ____%       ____%
------------------------------------------------------------------------- ------------ ------------ -----------
Class C (including CDSC after taxes on distributions and sale of fund
shares)                                                                        ____%        ____%       ____%
------------------------------------------------------------------------- ------------ ------------ -----------
Class C (excluding CDSC before taxes)                                          ____%        ____%       ____%
------------------------------------------------------------------------- ------------ ------------ -----------
Institutional Class (before taxes)                                             ____%        ____%       ____%
------------------------------------------------------------------------- ------------ ------------ -----------
Institutional Class (after taxes on distributions)                             ____%        ____%       ____%
------------------------------------------------------------------------- ------------ ------------ -----------
Institutional Class (after taxes on distributions and sale of fund
shares)                                                                        ____%        ____%       ____%
---------------------------------------------------------------------------------------------------------------

(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Investment Management Agreement. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.
(2) Prior to November 30, 1998, the maximum front-end sales charge was 4.75%. Effective November 30, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares was changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.
(4) Returns reflect the voluntary waiver of 12b-1 fees by the Distributor. See Distribution and Service under Investment Management Agreement. In the absence of such voluntary waiver, performance would have been affected negatively.
(5) Class A shares and Institutional Class shares commenced operations on December 2, 1996 and the date of public offering was May 1, 2002. Class B and Class C Shares date of commencement and the date of public offering was April 30, 2002. Class R shares have not commenced operations as of September 30, 2003.

         [From time to time, each Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund (or Fund Class) may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the S&P 500 Index or the Dow Jones Industrial Average.

         Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare a Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of generally-conservative securities used for measuring general market performance. The Russell 2000 Index TR is a total return weighted index which is comprised of 2,000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index and is calculated on a monthly basis. The NASDAQ Composite Index is a market capitalization price only index that tracks the performance of domestic common stocks traded on the regular NASDAQ market as well as National Market System traded foreign common stocks and American Depository Receipts. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible.

         In addition, the performance of multiple indices compiled and maintained by statistical research firms, such as Citigroup Global Markets and Lehman Brothers may be combined to create a blended performance result for comparative performances. Generally, the indices selected will be representative of the types of securities in which a Fund may invest and the assumptions that were used in calculating the blended performance will be described.

         Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. A Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of a Fund. A Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

         Each Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. Each Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in a Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Coverdell Education Savings Accounts (formerly an "education IRA")) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

         Materials may refer to the CUSIP numbers of a Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

         Each Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, a Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. Each Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

         The following tables are an example, for purposes of illustration only, of cumulative total return performance for the Classes through September 30, 2005. The performance figures reflect maximum sales charges or contingent deferred sales charges, if any. Performance of Class A Shares may also be shown without reflecting the impact of any front-end sales charge. Performance of Class B Shares and Class C Shares will be calculated both with the applicable CDSC included and excluded. In addition, the calculations assume the reinvestment of any realized securities profits distributions and income dividends paid during the period, but not any income taxes payable by shareholders on the reinvested distributions.

         The net asset value of a Class fluctuates so shares, when redeemed, may be worth more or less than the original investment, and a Class' results should not be considered a guarantee of future performance.


                                                         CUMULATIVE TOTAL RETURN
------------------------------------------------------------------------------------------------------------------------------------
                                                                       CLASS B      CLASS B      CLASS C      CLASS C
DELAWARE GROWTH            CLASS A        CLASS A    INSTITUTIONAL     SHARES       SHARES       SHARES       SHARES
OPPORTUNITIES FUND          SHARES         SHARES       CLASS        (INCLUDING   (EXCLUDING   (INCLUDING   (EXCLUDING     CLASS R
                          (AT OFFER)(2)   (AT NAV)      SHARES         CDSC)(3)      CDSC)        CDSC)        CDSC)       SHARES
------------------------ ------------ ------------- --------------- ------------ ------------ ------------ ------------ ------------
3 months ended 9/30/04        ____%         ____%         ____%          ____%        ____%        ____%        ____%        ____%
------------------------ ------------ ------------- --------------- ------------ ------------ ------------ ------------ ------------
6 months ended 9/30/04        ____%         ____%         ____%          ____%        ____%        ____%        ____%        ____%
------------------------ ------------ ------------- --------------- ------------ ------------ ------------ ------------ ------------
9 months ended 9/30/04        ____%         ____%         ____%          ____%        ____%        ____%        ____%        ____%
------------------------ ------------ ------------- --------------- ------------ ------------ ------------ ------------ ------------
1 year ended 9/30/04          ____%         ____%         ____%          ____%        ____%        ____%        ____%        ____%
------------------------ ------------ ------------- --------------- ------------ ------------ ------------ ------------ ------------
3 years ended 9/30/04         ____%         ____%         ____%          ____%        ____%        ____%        ____%        ____%
------------------------ ------------ ------------- --------------- ------------ ------------ ------------ ------------ ------------
5 years ended 9/30/04         ____%         ____%         ____%          ____%        ____%        ____%        ____%        ____%
------------------------ ------------ ------------- --------------- ------------ ------------ ------------ ------------ ------------
10 years ended 9/30/04        ____%         ____%         ____%          ____%        ____%        ____%        ____%        ____%
------------------------ ------------ ------------- --------------- ------------ ------------ ------------ ------------ ------------
15 years ended 9/30/04       ____%         ____%         ____%          ____%        ____%        ____%        ____%        ____%
------------------------ ------------ ------------- --------------- ------------ ------------ ------------ ------------ ------------
Life of Fund(1)               ____%         ____%         ____%          ____%        ____%        ____%        ____%        ____%
------------------------ ------------ ------------- --------------- ------------ ------------ ------------ ------------ ------------

(1) Class A Shares commenced operations on March 27, 1986. Institutional Class Shares commenced operations on November 9, 1992. Pursuant to applicable regulation, total return shown for the Delaware Growth Opportunities Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of Delaware Growth Opportunities Fund A Class and adjusting it to reflect the elimination of all sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made. Class B Shares commenced operation on September 6, 1994. Class C Shares commenced operations on November 29, 1995. Class R Shares commenced operation on June 2, 2003.
(2) Prior to November 2, 1998, the maximum front-end sales charge was 4.75%. Effective November 2, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares was changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.

                                                         CUMULATIVE TOTAL RETURN
-------------------------------------------------------------------------------------------------------------------------------
                                                                            CLASS B       CLASS B       CLASS C       CLASS C
DELAWARE DIVERSIFIED           CLASS A         CLASS A     INSTITUTIONAL    SHARES        SHARES        SHARES         SHARES
GROWTH FUND(1)                 SHARES           SHARES         CLASS      (INCLUDING    (EXCLUDING    (INCLUDING     (EXCLUDING
                            (AT OFFER)(2/4)   (AT NAV)(4)      SHARES       CDSC)(3)       CDSC)        CDSC)(3)        CDSC)
--------------------------- ------------- ------------- --------------- ------------ ------------- ------------- --------------
3 months ended 9/30/04            ____%         ____%           ____%        ____%         ____%         ____%          ____%
--------------------------- ------------- ------------- --------------- ------------ ------------- ------------- --------------
6 months ended 9/30/04            ____%         ____%           ____%        ____%         ____%         ____%          ____%
--------------------------- ------------- ------------- --------------- ------------ ------------- ------------- --------------
9 months ended 9/30/04            ____%         ____%           ____%        ____%         ____%         ____%          ____%
--------------------------- ------------- ------------- --------------- ------------ ------------- ------------- --------------
1 year ended 9/30/04              ____%         ____%           ____%        ____%         ____%         ____%          ____%
--------------------------- ------------- ------------- --------------- ------------ ------------- ------------- --------------
3 years ended 9/30/04             ____%         ____%           ____%        ____%         ____%         ____%          ____%
--------------------------- ------------- ------------- --------------- ------------ ------------- ------------- --------------
5 years ended 9/30/04             ____%         ____%           ____%        ____%         ____%         ____%          ____%
--------------------------- ------------- ------------- --------------- ------------ ------------- ------------- --------------
Life of Fund(5)                   ____%         ____%           ____%        ____%         ____%         ____%          ____%
-------------------------------------------------------------------------------------------------------------------------------

(1) Returns reflect the voluntary waiver of fees and payments of expenses by the Manager. See Investment Management Agreement. In the absence of such voluntary fee waivers and expense payments, performance would have been affected negatively.
(2) Prior to November 30, 1998, the maximum front-end sales charge was 4.75%. Effective November 30, 1998, the maximum front-end sales charge was increased to 5.75% and the above performance numbers are calculated using 5.75% as the applicable sales charge.
(3) Effective November 18, 2002, the CDSC schedule for Class B Shares was changed to: 4.00% during the first year, 3.25% during the second year, 2.75% during the third year, 2.25% during the fourth and fifth years, 1.50% during the sixth year and 0% thereafter. The above figures have been calculated using this new schedule.
(4) Returns reflect the voluntary waiver of 12b-1 fees by the Distributor. See Distribution and Service under Investment Management Agreement. In the absence of such voluntary waiver, performance would have been affected negatively.

(5) Class A Shares and Institutional Class shares commenced operations on December 2, 1996 and the date of public offering was April 30, 2002. Class B and Class C shares date of commencement and public offering was May 1, 2002. Class R shares [have not commenced operations as of September 30, 2004.]

         Because every investor's goals and risk threshold are different, the Distributor, as distributor for each Fund and other mutual funds in Delaware Investments, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts a Fund's, and other Delaware Investments funds', investment disciplines employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

DOLLAR-COST AVERAGING
         For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

         Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of low fund share prices. Delaware Investments offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan, Automatic Investing Plan and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

         The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                NUMBER
                       INVESTMENT          PRICE PER          OF SHARES
                         AMOUNT              SHARE            PURCHASED
                         ------              -----            ---------
Month 1                   $100              $10.00                10
Month 2                   $100              $12.50                 8
Month 3                   $100               $5.00                20
Month 4                   $100              $10.00                10
--------------------------------------------------------------------------
Total                     $400              $37.50                48

Total Amount Invested: $400
Total Number of Shares Purchased: 48
Average Price Per Share: $9.38 ($37.50/4)
Average Cost Per Share: $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of the Funds or any stock or bond fund in the Delaware Investments family. Dollar-cost averaging can be appropriate for investments in shares of funds that tend to fluctuate in value. Please obtain the prospectus of any fund in the Delaware Investments family in which you plan to invest through a dollar-cost averaging program. The prospectus contains additional information, including charges and expenses. Please read it carefully before you invest or send money.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. It's called the Power of Compounding. The Funds may include illustrations showing the power of compounding in advertisements and other types of literature.]

TRADING PRACTICES AND BROKERAGE

         Equity Funds IV selects brokers or dealers to execute transactions on behalf of each Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best execution. Best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. A number of trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, a Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of the Manager's trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         During the fiscal years ended September 30, 2004, 2003 and 2002, the aggregate dollar amounts of brokerage commissions paid by Delaware Growth Opportunities Fund were $__________, $___________ and $__________, respectively.
During the fiscal years ended September 30, 2004, 2003 and 2002, the aggregate dollar amounts of brokerage commissions paid by Delaware Diversified Growth Fund were $_______, $______ and $________, respectively.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         During the fiscal year ended September 30, 2004, portfolio transactions of Delaware Growth Opportunities Fund in the amount of $______________, resulting in brokerage commissions of $__________, were directed to brokers for brokerage and research services provided. For the fiscal year ended September 30, 2004, portfolio transactions of Delaware Diversified Growth Fund in the amount of $____________, resulting in brokerage commissions of $_____________, were directed to brokers for brokerage and research services provided.

         As provided in the Securities Exchange Act of 1934 (the "1934 Act") and each Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, Equity Funds IV believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to a Fund and to other funds in Delaware Investments. Subject to best execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order that receives allocation may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds IV's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with NASD Regulation, Inc. (the "NASDR(SM)") rules, and subject to seeking best execution, a Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees[, and may, at the request of the Distributor, give consideration to sales of shares of such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.]

PORTFOLIO TURNOVER
         Portfolio trading will be undertaken principally to accomplish each Fund's objective in relation to anticipated movements in the general level of interest rates. A Fund is free to dispose of portfolio securities at any time, subject to complying with the Internal Revenue Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. A Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover. Such a turnover always will be incidental to transactions undertaken with a view to achieving a Fund's investment objective.

         The degree of portfolio activity may affect brokerage costs of a Fund and taxes payable by a Fund's shareholders. [The Delaware Diversified Growth Fund generally has a portfolio turnover rate below 100%. The Delaware Growth Opportunities Fund may be expected to engage in active and frequent trading of portfolio securities, which means that portfolio turnover can be expected to exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in a Fund's portfolio at the beginning of the year were replaced by the end of the year or if a single investment was frequently traded.] In investing to achieve its investment objective, each Fund may hold securities for any period of time. Portfolio turnover will also be increased if a Fund writes a large number of call options which are subsequently exercised. To the extent a Fund realizes gains on securities held for less than six months, such gains are taxable to the shareholder or to a Fund at ordinary income tax rates. The turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. High portfolio turnover involves corresponding greater brokerage costs and may affect taxes payable by shareholders that are subject to federal income tax. See Taxes.

         Under certain market conditions, each Fund may experience a high rate of portfolio turnover which could exceed 100%. The portfolio turnover rate of each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less. During the past two fiscal years, Delaware Growth Opportunities Fund's portfolio turnover rates for the past two fiscal years were ____% and ___% for 2004 and 2003, respectively. Delaware Diversified Growth Fund's portfolio turnover rates for the past two fiscal years were ___% and __% for 2004 and 2003, respectively.

PURCHASING SHARES

         The Distributor serves as the national distributor for each Fund's shares and has agreed to use its best efforts to sell shares of each Fund. See the Prospectuses for information on how to invest. Shares of a Fund are offered on a continuous basis and may be purchased through authorized investment dealers or directly by contacting Equity Funds IV or the Distributor.

         The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such Classes generally must be at least $100. The initial and subsequent investment minimums for Class A Shares will be waived for purchases by officers, trustees and employees of any Delaware Investments fund, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Delaware Investments Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for Class R and the Institutional Classes, but certain eligibility requirements must be satisfied.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $100,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds IV will reject any purchase order for more than $100,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $50,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

         Selling dealers are responsible for transmitting orders promptly. Equity Funds IV reserves the right to reject any order for the purchase of its shares of a Fund if in the opinion of management such rejection is in the Fund's best interest. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. A Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. Each Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         A Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, a Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         Each Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

         The NASDR(SM) has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Equity Funds IV and the Distributor intend to operate in compliance with these rules.

         Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 5.75%; however, lower front-end sales charges apply for larger purchases. Class A Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses. See the table in the Fund Classes' Prospectuses.

         Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase; (ii) 3.25% if shares are redeemed during the second year after purchase; (iii) 2.75% if shares are redeemed during the third year following purchase; (iv) 2.25% if shares are redeemed during the fourth and fifth years following purchase; and
(v) 1.50% if shares are redeemed during the sixth year following purchase; and
(vi) 0% thereafter. Class B Shares are also subject to annual 12b-1 Plan expenses which, absent any applicable fee waiver, are higher than those to which Class A Shares are subject and are assessed against the Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares, below.

         Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares, absent any applicable fee waiver, are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject.

         Class R Shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge. Class R Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         The distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by Delaware Diversified Growth Fund from the commencement of the public offering through May 31, 2002. The Distributor extended this waiver through November 30, 2004.

         Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses.

         Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Class Shares represent a proportionate interest in the Fund's assets and will receive a proportionate interest in the Fund's income, before application, as to Class A, Class B, Class C and Class R Shares, of any expenses under the Fund's 12b-1 Plans.

         See Plans Under Rule 12b-1 for the Fund Classes under Purchasing Shares, and Determining Offering Price and Net Asset Value in this Part B.

         Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares, Class C Shares or Class R Shares or in the case of any retirement plan account including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds IV for any certificate issued. A shareholder may be subject to fees for replacement of a lost or stolen certificate, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact your Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

         The Fund discourages purchases by market timers and purchase orders (including the purchase side of exchange orders) by shareholders identified as market timers may be rejected. The Fund will consider anyone who follows a pattern of market timing in any fund in the Delaware Investments Family of Funds to be a market timer.

         Market timing of a fund occurs when investors make consecutive rapid short-term "roundtrips", or in other words, purchases into a fund followed quickly by redemptions out of that fund. A short-term roundtrip is any redemption of fund shares within 20 business days of a purchase of that fund's shares. If you make a second such short-term roundtrip in a fund within the same calendar quarter of a previous short-term roundtrip in that fund, you may be considered a market timer. The purchase and sale of fund shares through the use of the exchange privilege are also included in determining whether market timing has occurred. The Fund also reserves the right to consider other trading patterns as market timing.

         Your ability to use the Fund's exchange privilege may be limited if you are identified as a market timer. If you are identified as a market timer, we will execute the redemption side of your exchange order but may refuse the purchase side of your exchange order.

ALTERNATIVE PURCHASE ARRANGEMENTS
         The alternative purchase arrangements of Class A Shares, Class B Shares and Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% of the average daily net assets of Class A Shares, or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in a Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses. Class B Shares are subject to a CDSC if the shares are redeemed within six years of purchase, and Class C Shares are subject to a CDSC if the shares are redeemed within 12 months of purchase. Class B and Class C Shares are each subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of the respective Class. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another Class.

         The higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money. In addition, the effect of any return earned on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each of the classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         Class R Shares have no front-end sales charge and are not subject to a CDSC, but incur annual 12b-1 expenses of up to a maximum of 0.60%. Class A Shares generally are not available for purchase by anyone qualified to purchase Class R Shares.

         The distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by Delaware Diversified Growth Fund from the commencement of the public offering through May 31, 2002. The Distributor has extended this waiver through November 30, 2004.

         In comparing Class B Shares and Class C Shares to Class R Shares, investors should consider the higher 12b-1 Plan expenses on Class B Shares and Class C Shares. Investors also should consider the fact that, like Class B Shares and Class C Shares, Class R Shares do not have a front-end sales charge and, unlike Class B Shares and Class C Shares, Class R Shares are not subject to a CDSC. In Comparing Class B Shares to Class R shares, investors should also consider the duration of the annual 12b-1 Plan expenses to which each Class is subject and the desirability of an automatic conversion feature to Class A Shares (with lower annual 12b-1 Plan fees), which is available only for Class B Shares and does not subject the investor to a CDSC.

         For the distribution and related services provided to, and the expenses borne on behalf of, a Fund, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption, and in the case of Class R Shares, from the proceeds of the 12b-1 Plan fees. Financial advisors may receive different compensation for selling Class A Shares, Class B Shares and Class C Shares and Class R Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans (including for Class R Shares) and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Plans Under Rule 12b-1 for the Fund Classes.

         Dividends, if any, paid on Class A Shares, Class B Shares, Class C Shares and Class R Shares will be calculated in the same manner, at the same time and on the same day and will be in the same amount, except that the additional amount of 12b-1 Plan expenses relating to Class B Shares, Class C Shares and Class R Shares will be borne exclusively by such shares. See Determining Offering Price and Net Asset Value.

CLASS A SHARES
         Purchases of $50,000 or more of Class A Shares at the offering price carry reduced front-end sales charges as shown in the table in the Fund Classes' Prospectuses, and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Special Purchase Features - Class A Shares, below for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the 1933 Act.

DEALER'S COMMISSION
         As described in the Prospectuses, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisors through whom such purchases are effected.

         [For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase.] In determining a financial advisor's eligibility for the dealer's commission, purchases of Class A Shares of other Delaware Investments funds as to which a Limited CDSC applies (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange) may be aggregated with those of the Class A Shares of a Fund. Financial advisors also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisors should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other Delaware Investments funds will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES
         Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above, and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of a Fund, even if those shares are later exchanged for shares of another Delaware Investments fund. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange. See Waiver of Contingent Deferred Sales Charge--Class B Shares and Class C Shares under Redemption and Exchange for the Fund Classes for a list of the instances in which the CDSC is waived.

         During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of that Fund. See Automatic Conversion of Class B Shares below. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

DEFERRED SALES CHARGE ALTERNATIVE - CLASS B SHARES
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 5% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for a Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Part B, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

AUTOMATIC CONVERSION OF CLASS B SHARES
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the 18th day or next business day of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a Fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of the Fund (or, in the case of Delaware Group Cash Reserve, the Delaware Cash Reserve Fund Consultant Class) pro-rata with Class B Shares of the Fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

LEVEL SALES CHARGE ALTERNATIVE - CLASS C SHARES
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently compensates dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Part B. See Redemption and Exchange.

PLANS UNDER RULE 12B-1 FOR THE FUND CLASSES
         Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds IV has adopted a separate plan for each of the Class A Shares, the Class B Shares, Class C Shares and Class R Shares of each Fund (the "Plans"). Each Plan permits a Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class to which the Plan applies. The Plans do not apply to the Institutional Classes of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Classes. Shareholders of the Institutional Classes may not vote on matters affecting the Plans.

         The Plans permit a Fund, pursuant to the Distribution Agreement, to pay out of the assets of the Class A Shares, Class B Shares, Class C Shares and Class R Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         In addition, absent any applicable fee waiver, each Fund may make payments out of the assets of the Class A, Class B, Class C and Class R Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

         [The maximum aggregate fee payable by a Fund under the Plans, and a Fund's Distribution Agreement, is on an annual basis, up to 0.30% of the Class A Shares' average daily net assets for the year, up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year and up to 0.60% of Class R Shares' average daily net assets for the year. Equity Funds IV's Board of Trustees may reduce these amounts at any time. The Distributor has elected voluntarily to waive all payments under the 12b-1 Plan for the Class A Shares, Class B Shares and Class C Shares of the Delaware Diversified Growth Fund during the commencement of the public offering of the Fund through May 31, 2002. The Distributor has extended this waiver through November 30, 2004.]

         All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B, Class C and Class R Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, a Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

         From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

         The Plans and the Distribution Agreements, as amended, have been approved by the Board of Trustees of Equity Funds IV, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of Equity Funds IV and who have no direct or indirect financial interest in the Plans by vote cast in person or at a meeting duly called for the purpose of voting on the Plans and such Agreements. Continuation of the Plans and the Distribution Agreements, as amended, must be approved annually by the Board of Trustees in the same manner as specified above.

          Each year, the Trustees must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares, Class C Shares and Class R Shares and that there is a reasonable likelihood of the Plan relating to a Fund Class providing a benefit to that Class. The Plans and the Distribution Agreements, as amended, may be terminated with respect to a Fund Class at any time without penalty by a majority of those Trustees who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the maximum percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those Trustees who are not "interested persons." With respect to the Class A Share Plan, any material increase in the maximum percentage payable thereunder must also be approved by a majority of the outstanding voting securities of Class B. Also, any other material amendment to the Plans must be approved by a majority vote of the Trustees including a majority of the noninterested Trustees of Equity Funds IV having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of Trustees who are not "interested persons" of Equity Funds IV must be effected by the Trustees who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Trustees for their review.

          For the fiscal year ended September 30, 2004, payments from the Class A Shares, Class B Shares, Class C Shares and Class R Shares of Delaware Growth Opportunities Fund pursuant to their respective 12b-1 Plans amounted to $___________, $__________, $_________ and $_______, respectively. Such amounts were used for the following purposes:

-------------------------------------------------------------------------------------------------------------------------------
                                      DELAWARE GROWTH        DELAWARE GROWTH         DELAWARE GROWTH        DELAWARE GROWTH
                                   OPPORTUNITIES FUND A    OPPORTUNITIES FUND B   OPPORTUNITIES FUND C    OPPORTUNITIES FUND
                                           CLASS                  CLASS                   CLASS                 R CLASS
---------------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Advertising                                 $                      $                       $                      $
---------------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Annual/Semi-Annual Reports                  $                      $                       $                      $
---------------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Broker Trails                               $                      $                       $                      $
---------------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Broker Sales Charges                        $                      $                       $                      $
---------------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Dealer Service Expenses                     $                      $                       $                      $
---------------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Interest on Broker Sales Charges            $                      $                       $                      $
---------------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Commissions to Wholesalers                  $                      $                       $                      $
---------------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Promotional-Broker Meetings                 $                      $                       $                      $
---------------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Promotional-Other                           $                      $                       $                      $
---------------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Prospectus Printing                         $                      $                       $                      $
---------------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Telephone                                   $                      $                       $                      $
---------------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Wholesaler Expenses                         $                      $                       $                      $
---------------------------------- ---------------------- ----------------------- ---------------------- ----------------------
Other                                       $                      $                       $                      $
-------------------------------------------------------------------------------------------------------------------------------

          For the fiscal year ended September 30, 2004, payments from the Class A Shares, Class B Shares and Class C Shares of Delaware Diversified Growth Fund pursuant to their respective 12b-1 Plans amounted to $______, $_____ and $____, respectively (Class R Shares were not available for purchase during this period). Such amounts were used for the following purposes:

----------------------------------------------------------------------------------------------------------------------------
                                   DELAWARE DIVERSIFIED GROWTH    DELAWARE DIVERSIFIED GROWTH      DELAWARE DIVERSIFIED
                                           FUND A CLASS                  FUND B CLASS               GROWTH FUND C CLASS
---------------------------------- ----------------------------- ------------------------------ ----------------------------
Advertising                                    $                              $                             $
---------------------------------- ----------------------------- ------------------------------ ----------------------------
Annual/Semi-Annual Reports                     $                              $                             $
---------------------------------- ----------------------------- ------------------------------ ----------------------------
Broker Trails                                  $                              $                             $
---------------------------------- ----------------------------- ------------------------------ ----------------------------
Broker Sales Charges                           $                              $                             $
---------------------------------- ----------------------------- ------------------------------ ----------------------------
Dealer Service Expenses                        $                              $                             $
---------------------------------- ----------------------------- ------------------------------ ----------------------------
Interest on Broker Sales Charges               $                              $                             $
---------------------------------- ----------------------------- ------------------------------ ----------------------------
Commissions to Wholesalers                     $                              $                             $
---------------------------------- ----------------------------- ------------------------------ ----------------------------
Promotional-Broker Meetings                    $                              $                             $
---------------------------------- ----------------------------- ------------------------------ ----------------------------
Promotional-Other                              $                              $                             $
---------------------------------- ----------------------------- ------------------------------ ----------------------------
Prospectus Printing                            $                              $                             $
---------------------------------- ----------------------------- ------------------------------ ----------------------------
Telephone                                      $                              $                             $
---------------------------------- ----------------------------- ------------------------------ ----------------------------
Wholesaler Expenses                            $                              $                             $
---------------------------------- ----------------------------- ------------------------------ ----------------------------
Other                                          $                              $                             $
---------------------------------- ----------------------------- ------------------------------ ----------------------------
Total                                          $                              $                             $
----------------------------------------------------------------------------------------------------------------------------

OTHER PAYMENTS TO DEALERS - CLASS A SHARES, CLASS B SHARES, CLASS C SHARES AND CLASS R SHARES
         From time to time, at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the Delaware Investments family of funds. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of Delaware Investments fund shares.

SPECIAL PURCHASE FEATURES - CLASS A SHARES

BUYING CLASS A SHARES AT NET ASSET VALUE
         Class A Shares of a Fund may be purchased at net asset value under the Delaware Investments Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

         Current and former officers, trustees/directors and employees of Equity Funds IV, any other fund in the Delaware Investments family, the Manager, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares and any such class of shares of any of the other funds in the Delaware Investments family, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase Class A Shares at net asset value.

         Shareholders who own Class A shares of Delaware Cash Reserve Fund as a result of a liquidation of a fund in the Delaware Investments Family of Funds may exchange into Class A shares of another Fund at net asset value.

         Any class members included in the settlement of Blanke v. Lincoln National Corporation and Lincoln National Life Insurance Company may purchase Class A shares of the Fund at net asset value for a period of 90 days after the final settlement date. The initial purchase of such shares must be for an amount of at least $1,000 and must comply with the Amended Notice of Class Action, Proposed Settlement and Fairness Hearing. Class members may call 800 960-0366 to receive information regarding the settlement.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, trustees and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisors affiliated with a broker or dealer, if such broker, dealer or investment advisor has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as a Fund may reasonably require to establish eligibility for purchase at net asset value. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special investment products.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of a Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Retirement Financial Services, Inc. (RFS) proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of a fund in the Delaware Investments family and any stable value account available to investment advisory clients of the Manager or its affiliates; or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented in writing to RFS that it has the requisite number of employees and received written confirmation back from RFS. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

        Purchases of Class A Shares at net asset value may be made by retirement plans that are maintained on retirement platforms sponsored by financial intermediary firms, provided the financial intermediary firm has entered into a Class A Share NAV Agreement with respect to such retirement platform.

         Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class Shares or purchase interests in a collective trust as a result of a change in distribution arrangements.

         Purchases of Class A Shares at net asset value may also be made by any group retirement plan (excluding defined benefit pension plans) that purchases shares through a retirement plan alliance program that requires shares to be available at net asset value, provided RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Fund account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Equity Funds IV must be notified in advance that the trade qualifies for purchase at net asset value.

ALLIED PLANS
         Class A Shares are available for purchase by participants in certain 401(k) Defined Contribution Plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares. See Combined Purchases Privilege, below.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange.

         A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial advisor's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated. See Class A Shares.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial advisor or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

LETTER OF INTENTION
         The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made by any such purchaser previously enumerated within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds IV which provides for the holding in escrow by the Transfer Agent, of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13-month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased. If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Those purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all Classes of shares of a Fund and of the other mutual funds in Delaware Investments previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter, except as described below. Those purchasers cannot include shares that did not carry a front-end sales charge, CDSC or Limited CDSC, unless the purchaser acquired those shares through an exchange from a Delaware Investments fund that did carry a front-end sales charge, CDSC or Limited CDSC.

         Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in Delaware Investments funds that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of a Fund and other Delaware Investments funds which offer corresponding classes of shares may also be aggregated for this purpose.

COMBINED PURCHASES PRIVILEGE
        When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. In addition, if you are an investment advisory client of the Manager's affiliates you may include assets held in a stable value account in the total amount. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC.

         The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

RIGHT OF ACCUMULATION
        When you determine the availability of the reduced front-end sales charges on Class A Shares, you can include, subject to the exceptions described below, the total amount of any Class of shares you own of a Fund and all other Delaware Investments mutual funds. However, you cannot include mutual fund shares that do not carry a front-end sales charge, CDSC or Limited CDSC, unless you acquired those shares through an exchange from a Delaware Investments mutual fund that did carry a front-end sales charge, CDSC or Limited CDSC. If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $10,000 at offering price of additional shares of Class A Shares, the charge applicable to the $10,000 purchase would currently be 5.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-MONTH REINVESTMENT PRIVILEGE
         Holders of Class A Shares and Class B Shares of a Fund (and of the Institutional Class holding shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in the same Class of the Fund or in the same Class of any of the other funds in the Delaware Investments family. In the case of Class A Shares, the reinvestment will not be assessed a front-end sales charge and in the case of Class B Shares, the amount of the CDSC previously charged on the redemption will be reimbursed by the Distributor. The reinvestment will be subject to applicable eligibility and minimum purchase requirements and must be in states where shares of such other funds may be sold. This reinvestment privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family, offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of Class C Shares.

         Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. In the case of Class B Shares, the time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions as well as the automatic conversion into Class A Shares.

         A redemption and reinvestment of Class B Shares could have income tax consequences. Shareholders will receive from the Distributor the amount of the CDSC paid at the time of redemption as part of the reinvested shares, which may be treated as a capital gain to the shareholder for tax purposes. It is recommended that a tax advisor be consulted with respect to such transactions.

         Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Each Fund's prospectus contains more complete information about the Funds, including changes and expenses.

         Investors should consult their financial advisors or the Transfer Agent, which also serves as each Fund's shareholder servicing agent, about the applicability of the Class A Limited CDSC in connection with the features described above.

GROUP INVESTMENT PLANS
         Group Investment Plans which are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to your Fund at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement Delaware Investments investment accounts if they so notify the Fund in which they are investing in connection with each purchase. See Retirement Plans for the Fund Classes under Investment Plans for information about Retirement Plans.

         The Limited CDSC is generally applicable to any redemptions of net asset value purchases made on behalf of a group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from a fund in the Delaware Investments family. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Notwithstanding the foregoing, the Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in connection with redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived.

CLASS R SHARES
         Class R Shares generally are available only to (i) qualified and non-qualified plan shareholders covering multiple employees (including 401(k), 401(a), 457, and non-custodial 403(b) plans, as well as other non-qualified deferred compensation plans) with assets (at the time shares are considered for purchase) of $10 million or less; and (ii) to IRA rollovers from plans maintained on Delaware's retirement recordkeeping system that are offering R Class shares to participants.

INSTITUTIONAL CLASSES
         The Institutional Class of each Fund is available for purchase only by:
(a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, an affiliate of the Manager, or its other affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment of the financial institution of a Rule 12b-1 Plan fee; (e) registered investment advisors investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the advisor for investment purposes, but only if the advisor is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services; (f) certain plans qualified under Section 529 of the Code for which Delaware Service Company, Inc., the Distributor, or the Manager or one or more of their affiliates provide record keeping, administrative, investment management, marketing, distribution or similar services ("Eligible 529 Plans"); and (g) programs sponsored by financial intermediaries where such programs require the purchase of Institutional Class Shares.

         Shares of the Institutional Classes are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

REINVESTMENT PLAN/OPEN ACCOUNT
         Unless otherwise designated by shareholders in writing, dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Fund Class of the Delaware Growth Opportunities Fund in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. All dividends and distributions of the Institutional Classes of each Fund and the Fund Classes of the Delaware Diversified Growth Fund are reinvested in the accounts of the holders of such shares (based on the net asset value in effect on the reinvestment date). A confirmation of each dividend payment from net investment income and of distributions from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

         Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the specific Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for Class B Shares, Class C Shares, Class R Shares and Institutional Class at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

REINVESTMENT OF DIVIDENDS IN OTHER DELAWARE INVESTMENTS FAMILY OF FUNDS
         Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may automatically reinvest dividends and/or distributions in any of the mutual funds in the Delaware Investments, including the Funds, in states where their shares may be sold. Such investments will be at net asset value at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of the fund shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

         Subject to the following limitations, dividends and/or distributions from other funds in Delaware Investments may be invested in shares of a Fund, provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares, Class C Shares or Class R Shares. Dividends from Class B Shares may only be directed to other Class B Shares, dividends from Class C Shares may only be directed to other Class C Shares and dividends from Class R Sharers may only be directed to other Class R Shares.

         Capital gains and/or dividend distributions for participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

INVESTING BY EXCHANGE
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of a Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

        Holders of Class A Shares of a Fund may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares, Class C Shares or Class R Shares of a Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of a Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other Delaware Investments funds. Similarly, holders of Class C Shares of a Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other Delaware Investments funds. Class B Shares of a Fund and Class C Shares of a Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of a Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund. Holders of Class R Shares of the Fund are permitted to exchange all or part of their Class R Shares only into Class R Shares of other Delaware Investments funds or, if Class R Shares are not available for a particular fund, into the Class A Shares of such fund.

         Permissible exchanges into Class A Shares of a Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of each Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

INVESTING PROCEEDS FROM ELIGIBLE 529 PLANS
         The proceeds of a withdrawal from an Eligible 529 Plan which are directly reinvested in a substantially similar class of the Delaware Investments Family of Funds will qualify for treatment as if such proceeds had been exchanged from another Fund within the Delaware Investments Family of Funds rather than transferred from the Eligible 529 Plan, as described under "INVESTMENT PLANS - Investing by Exchange." The treatment of your redemption proceeds from an Eligible 529 Plan described in this paragraph does not apply if you take possession of the proceeds of the withdrawal and subsequently reinvest them (i.e., the transfer is not made directly). Similar benefits may also be extended to direct transfers from a substantially similar class of the Delaware Investments Family of Funds into an Eligible 529 Plan.

INVESTING BY ELECTRONIC FUND TRANSFER
         Direct Deposit Purchase Plan--Investors may arrange for their Fund to accept for investment in Class A Shares, Class B Shares, Class C Shares or Class R Shares, through an agent bank, preauthorized government or private recurring payments. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

         Automatic Investing Plan--Shareholders of Class A Shares, Class B Shares and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                    *  *  *

         Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either service must complete an authorization form. Either service can be discontinued by the shareholder at any time without penalty by giving written notice.

         Payments to a Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, a Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse a Fund.

DIRECT DEPOSIT PURCHASES BY MAIL
         Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. A Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds IV for proper instructions.

MONEYLINE(SM) ON DEMAND
         You or your investment dealer may request purchases of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be withdrawn from (for share purchases) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions.

         It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for this service; however, your bank may charge a fee.

WEALTH BUILDER OPTION
         Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in Delaware Investments family through the Wealth Builder Option. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above.

         Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectuses. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

         Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Redemption and Exchange for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

ASSET PLANNER
         To invest in Delaware Investments funds using the Asset Planner asset allocation service, you should complete an Asset Planner Account Registration Form, which is available only from a financial advisor or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisors or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial advisor, you may also design a customized asset allocation strategy.

         The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange. Also see Buying Class A Shares at Net Asset Value. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B, Class C and Class R Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of a Fund and of other funds in the Delaware Investments family may be used in the same Strategy with consultant class shares that are offered by certain other Delaware Investments funds.

         An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

         Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

RETIREMENT PLANS FOR THE FUND CLASSES
         An investment in either Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including a 401(k) Defined Contribution Plan, an Individual Retirement Account ("IRA") and the new Roth IRA and Coverdell Education Savings Account (formerly an "education IRA").

         Among the retirement plans that Delaware Investments offers, Class B Shares are available only for Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Coverdell Education Savings Accounts, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans, 403(b)(7) Plans and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Redemption and Exchange for a list of the instances in which the CDSC is waived.

         Purchases of Class B Shares are subject to a maximum purchase limitation of $100,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

         For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares.

         Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25, regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such Plans.

         Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase shares of the Institutional Class shares. See Institutional Classes, above. For additional information on any of the plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

         IT IS ADVISABLE FOR AN INVESTOR CONSIDERING ANY ONE OF THE RETIREMENT PLANS DESCRIBED BELOW TO CONSULT WITH AN ATTORNEY, ACCOUNTANT OR A QUALIFIED RETIREMENT PLAN CONSULTANT. FOR FURTHER DETAILS, INCLUDING APPLICATIONS FOR ANY OF THESE PLANS, CONTACT YOUR INVESTMENT DEALER OR THE DISTRIBUTOR.

         Taxable distributions from the retirement plans described below may be subject to withholding.

         Please contact your investment dealer or the Distributor for the special application forms required for the Plans described below.

PROTOTYPE PROFIT SHARING OR MONEY PURCHASE PENSION PLANS
         Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares, Class C Shares and Class R Shares.

INDIVIDUAL RETIREMENT ACCOUNT ("IRA")
         A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, the deductibility of such contributions may be restricted based on certain income limits.

IRA DISCLOSURES
         The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and a Coverdell Education Savings Account are available in addition to the existing deductible IRA and non-deductible IRA.

DEDUCTIBLE AND NON-DEDUCTIBLE IRAS
        An individual can contribute up to $3,000 to his or her IRA each year through 2004. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI"), not counting any IRA deductions, and whether the taxpayer is an active participant in an employer sponsored retirement plan.


        [In June of 2001, The Economic Growth and Tax Relief Reconciliation Act of 2001 was signed into law and makes significant changes to the annual contribution limits. The current amount of $3,000 will rise to $5,000 in 2008, with annual inflation adjustments thereafter. Individuals who have attained age 50 by the end of the calendar year will be eligible to make additional "catch-up" contributions for 2002 through 2005, and $1,000 beginning in 2006.


        The annual contribution limits through 2008 are as follows:

        CALENDAR YEAR             UNDER AGE 50             AGE 50 AND ABOVE
        -------------             ------------             ----------------
          2002-2004                  $3,000                     $3,500
             2005                    $4,000                     $4,500
          2006-2007                  $4,000                     $5,000
             2008                    $5,000                     $6,000


        Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $3,000 in 2003 and increased limits in subsequent years are still available if the taxpayer's AGI is no greater than $40,000 ($60,000 for taxpayers filing joint returns) for tax years beginning in 2003. A partial deduction is allowed for married couples with income greater than $60,000 and less than $70,000, and for single individuals with AGI greater than $40,000 and less than $50,000. These income phase-out limits are annually increased until they reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.]


         Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as the annual contribution limit and defer taxes on interest or other earnings from the IRAs.

         Under the law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is not greater than $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI greater than $150,000 and less than $160,000.

CONDUIT (ROLLOVER) IRAS
         Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution.

         A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

         (1) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

         (2) Substantially equal installment payments for a period certain of 10 or more years;

         (3) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

         (4) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

         (5) A distribution of after-tax contributions which is not includable in income.

ROTH IRAS
         For taxable years beginning after December 31, 1997, non-deductible contributions of up to $3,000 each year can be made to a Roth IRA. As a result of the Internal Revenue Service Restructuring and Reform Act of 1998 (the "1998 Act"), the $3,000 annual limit will not be reduced by any contributions to a deductible or nondeductible IRA for the same year. The limits after 2002 are the same as for a regular IRA. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI greater than $95,000 and less than $110,000, and for couples filing jointly with AGI greater than $150,000 and less than $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributable to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

         Distributions that are not qualified distributions are tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

         Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, non-deductible and conduit) to a Roth IRA. Earnings and previously deducted contributions held in the IRA are subject to a tax upon conversion; however, no 10% additional excise tax for early withdrawal would apply. If the conversion was done prior to January 1, 1999, the income from the conversion would have been included in income ratably over a four-year period beginning with the year of conversion.


COVERDELL EDUCATION SAVINGS ACCOUNTS
         [For taxable years beginning after December 31, 1997, the Coverdell Education Savings Account has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $2,000 per year and qualifying expenses will no longer be limited to those related to higher education.]


         Elementary (including kindergarten) and secondary public, private or religious school tuition expenses will now qualify. The new law specifically permits as elementary and secondary school expenses academic tutoring, certain computer technology; and expenses for uniforms, transportation, and extended day programs.

         The $2,000 annual limit is in addition to the $3,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Coverdell Education Savings Accounts. In addition, multiple Coverdell Education Savings Accounts can be created for the same beneficiary, however, the contribution limit of all contributions for a single beneficiary cannot exceed the annual limit.


         [The $2,000 annual contribution limit for a Coverdell Education Savings Accounts is phased out ratably for single contributors with modified AGI greater than $95,000 and less than $110,000, and for couples filing jointly with modified AGI greater than $150,000 and less than $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to a Coverdell Education Savings Account established on behalf of any individual.]

         Distributions from a Coverdell Education Savings Account are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

         Any balance remaining in a Coverdell Education Savings Account at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includable in gross income of the beneficiary and generally subject to an additional 10% tax if the distribution is not for qualified higher education expenses. Tax-free transfers and rollovers of account balances from one Coverdell Education Savings Account benefiting one beneficiary to another Coverdell Education Savings Account benefiting a different beneficiary (as well as redesignations of the named beneficiary) are permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

GROUP IRAS AND GROUP ROTH IRAS
         An employer or association of employees may establish a Group IRA or Group Roth IRA for its employees or members who want to purchase shares of a Fund.

         [Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature Distribution taxes, but distributions must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% additional tax on the amount prematurely distributed, in addition to the regular income tax resulting from the distribution.]

         Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the law allows for premature distribution without a 10% additional tax if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used within 120 days of the distribution to pay acquisition costs of a principal residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a principal residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

         Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked.

SIMPLIFIED EMPLOYEE PENSION PLAN ("SEP/IRA")
         A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes are available for investment by a SEP/IRA.

SALARY REDUCTION SIMPLIFIED EMPLOYEE PENSION PLAN ("SAR/SEP")
         Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employee may elect to make additional contributions to such existing plans.

PROTOTYPE 401(K) DEFINED CONTRIBUTION PLAN
         Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations as well as taxable entities may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares, Class C Shares and Class R Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

DEFERRED COMPENSATION PLAN FOR PUBLIC SCHOOLS AND NON-PROFIT ORGANIZATIONS ("403(B)(7)")
         Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

DEFERRED COMPENSATION PLAN FOR STATE AND LOCAL GOVERNMENT EMPLOYEES ("457")
         Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of a Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectuses for the Fund Classes.

SIMPLE IRA
         A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(K)
         A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors with 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is no longer required. Class B Shares are not available for purchase by such plans.

DETERMINING OFFERING PRICE AND NET ASSET VALUE


         [Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund in which shares are being purchased after receipt of the order by the Fund, its agent or certain other authorized persons. See Distribution and Service under Investments Management Agreement. Orders for purchases of Class B Shares, Class C Shares, Class R Shares and the Institutional Classes are effected at the net asset value per share next calculated after receipt of the order by the Fund, its agent or certain other authorized persons. Selling dealers are responsible for transmitting orders promptly.]


         The offering price for Class A Shares consists of the net asset value per share plus any applicable sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Funds will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

         An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, is included in each Fund's financial statements, which are incorporated by reference into this Part B.

         Each Fund's net asset value per share is computed by adding the value of all the securities and other assets in the portfolio, deducting any liabilities, and dividing by the number of shares outstanding. Expenses and fees are accrued daily. In determining a Fund's total net assets, portfolio securities primarily listed or traded on a national or foreign securities exchange, except for bonds, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Funds' pricing procedures. Options are valued at the last reported sale price or, if no sales are reported, at the mean between bid and asked prices. For valuation purposes, foreign currencies and foreign securities denominated in foreign currency values will be converted into U.S. dollars values at the mean between the bid and offered quotations of such currencies against U.S. dollars based on rates in effect that day. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Trustees. Prices provided by a pricing service take into account appropriate factors such as institutional trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. For all other securities and for securities whose closing prices are not readily available, we use methods approved by the Board of Trustees that are designed to price securities at their fair market value.

         Each Class of a Fund will bear, pro-rata, all of the common expenses of that Fund. The net asset values of all outstanding shares of each Class of a Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in that Fund represented by the value of shares of that Class. All income earned and expenses incurred by a Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Institutional Classes will not incur any of the expenses under Equity Funds IV's 12b-1 Plans and the Class A, Class B, Class C Shares and Class R Shares alone will bear any 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of the Delaware Growth Opportunities Fund will vary. During the period the current waivers of 12b-1 Plan expenses by the Distributor in connection with the distribution of Class A, Class B and Class C Shares of Delaware Diversified Growth Fund remain applicable, no such variance shall arise.

REDEMPTION AND EXCHANGE

         YOU CAN REDEEM OR EXCHANGE YOUR SHARES IN A NUMBER OF DIFFERENT WAYS. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, tax-advantaged funds, bond funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve a capital gain or loss to the shareholder for federal tax purposes. You may want to consult your financial advisor or investment dealer to discuss which funds in Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call the Delaware Investments directly for fund information.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after a Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See the Prospectuses. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, a Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B Shares and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800 523-1918. A Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

         Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order by a Fund or certain other authorized persons (see Distribution and Service under Investment Management Agreement); provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

         Each Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. A Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the purchase check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. Each Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, a Fund will automatically redeem from the shareholder's account the shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to their Fund or to the Distributor.

         In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund fairly to value its assets, or in the event that the SEC has provided for such suspension for the protection of shareholders, a Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

         Payment for shares redeemed or repurchased may be made either in cash or kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds IV has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of such Fund during any 90-day period for any one shareholder.

         The value of a Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to their Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

         Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value, below. Class B Shares are subject to a CDSC of: (i) 4.00% if shares are redeemed within one year of purchase; (ii) 3.25% if shares are redeemed during the second year after purchase (iii) 2.75% if shares are redeemed during the third year following purchase; (iv) 2.25% if shares are redeemed during the fourth and fifth years following purchase; and (v) 1.50% if shares are redeemed during the sixth year following purchase; and (vi) 0% thereafter. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Purchasing Shares. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below for which, in the case of the Fund Classes, there may be a bank wire fee, neither the Funds nor the Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Part B and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Funds, a Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor to the higher 12b-1 fees applicable to Class B Shares of a Fund for a longer period of time than if the investment in New Shares were made directly.


        [Each Fund also reserves the right to refuse the purchase side of an exchange request by any person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund and therefore may be refused.


TIMING ACCOUNTS
        RIGHT TO REFUSE TIMING ACCOUNTS -- With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Funds will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) in Delaware Investments funds from Timing Firms. A Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern, for example, any person who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. A Fund, in its sole discretion, may consider other trading patterns that seem to follow a market timing pattern as market timing. A Fund may temporarily or permanently terminate the exchange privilege or reject any specific purchase order for the accounts of such person, accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

        REDEMPTIONS OF TIMING ACCOUNTS -- Redemption requests made from Timing Accounts will be made only by check. Redemption proceeds from these accounts will not be wired to shareholder bank accounts. Such checks will be sent no later than seven days after receipt of a redemption request in good order.]


WRITTEN REDEMPTION
         You can write to your Fund at 2005 Market Street, Philadelphia, PA 19103-7094 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $100,000, or when the proceeds are not sent to the shareholder(s) at the address of record, a Fund requires a signature by all owners of the account and a signature guarantee for each owner. A signature guarantee can be obtained from a commercial bank, a trust company or a member of a Securities Transfer Association Medallion Program ("STAMP"). Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. A Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares or Institutional Class shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares, Class C Shares or Class R Shares.

WRITTEN EXCHANGE
         You may also write to your Fund (at 2005 Market Street, Philadelphia, PA 19103-7094) to request an exchange of any or all of your shares into another mutual fund in Delaware Investments, subject to the same conditions and limitations as other exchanges noted above.

TELEPHONE REDEMPTION AND EXCHANGE
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares or Institutional Class shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption - Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in which you have your account in writing that you do not wish to have such services available with respect to your account. Each Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach a Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Funds nor their Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, a Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, such Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by the Fund Classes are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

TELEPHONE REDEMPTION--CHECK TO YOUR ADDRESS OF RECORD
         THE TELEPHONE REDEMPTION FEATURE IS A QUICK AND EASY METHOD TO REDEEM SHARES. You or your investment dealer of record can have redemption proceeds of $100,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

TELEPHONE REDEMPTION--PROCEEDS TO YOUR BANK
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account. A bank wire fee be deducted from Fund Class redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

TELEPHONE EXCHANGE
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in Delaware Investments under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of a Fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

         The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

MONEYLINE(SM) ON DEMAND
         You or your investment dealer may request redemptions of Fund shares by phone using MoneyLine(SM) On Demand. When you authorize a Fund to accept such requests from you or your investment dealer, funds will be deposited to (for share redemptions) your predesignated bank account. Your request will be processed the same day if you call prior to 4 p.m., Eastern time. There is a $25 minimum and $50,000 maximum limit for MoneyLine(SM) On Demand transactions. See MoneyLine(SM) On Demand under Investment Plans.

SYSTEMATIC WITHDRAWAL PLANS
         Shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Funds do not recommend any specific amount of withdrawal. This is particularly useful to shareholders living on fixed incomes, since it can provide them with a stable supplemental amount. This $5,000 minimum does not apply for a Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

         Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital, and the share balance may in time be depleted, particularly in a declining market. Shareholders should not purchase additional shares while participating in a Systematic Withdrawal Plan.

         The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

         Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a Fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in Delaware Investments funds which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. The applicable Limited CDSC for Class A Shares and CDSC for Class B and C Shares redeemed via a Systematic Withdrawal Plan will be waived if the annual amount withdrawn in each year is less than or equal to 12% of the account balance on the date that the Plan is established. If the annual amount withdrawn in any year exceeds 12% of the account balance on the date that the Systematic Withdrawal Plan is established, all redemptions under the Plan will be subjected to the applicable contingent deferred sales charge, including an assessment for previously redeemed amounts under the Plan. Whether a waiver of the contingent deferred sales charge is available or not, the first shares to be redeemed for each Systematic Withdrawal Plan payment will be those not subject to a contingent deferred sales charge because they have either satisfied the required holding period or were acquired through the reinvestment of distributions. See Waiver of Contingent Deferred Sales Charges, below.

         An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. Each Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

         Systematic Withdrawal Plan payments are normally made by check. In the alternative, you may elect to have your payments transferred from your Fund account to your predesignated bank account through the MoneyLine(SM) Direct Deposit Service. Your funds will normally be credited to your bank account up to four business days after the payment date. There are no separate fees for this redemption method. It may take up to four business days for the transactions to be completed. You can initiate this service by completing an Account Services form. If your name and address are not identical to the name and address on your Fund account, you must have your signature guaranteed. The Funds do not charge a fee for any this service; however, your bank may charge a fee. This service is not available for retirement plans.

         The Systematic Withdrawal Plan is not available for the Institutional Classes or, currently, any of the Fund Classes of Delaware Diversified Growth Fund.

CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS OF CLASS A SHARES PURCHASED AT NET ASSET VALUE
         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after the purchase; and (2) 0.50% if such shares are redeemed during the second year after the purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of: (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of the Class A Shares even if those shares are later exchanged for shares of another Delaware Investments fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Investments fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of a Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation.

WAIVERS OF CONTINGENT DEFERRED SALES CHARGES

WAIVER OF LIMITED CONTINGENT DEFERRED SALES CHARGE - CLASS A SHARES
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; (vii) distributions described in (ii), (iv), and (vi) above pursuant to a systematic withdrawal plan; (viii) distributions form an account if the redemption results from a death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed; (ix) redemptions by certain group defined contribution retirement plans that purchase shares through a retirement plan alliance program which requires that shares will be available at net asset value, provided that RFS either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program that specifies that the Limited CDSC will be waived; and (x) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Purchasing Shares).

WAIVER OF CONTINGENT DEFERRED SALES CHARGE - CLASS B SHARES AND CLASS C SHARES
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan; (iii) periodic distributions from an IRA, SIMPLE IRA, SAR/SEP, SEP/IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability or attainment of age 59 1/2, and IRA distributions qualifying under Section 72(t) of the Code; and (iv) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from a Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Plan, 401(k) Defined Contribution Plan upon attainment of age 70 1/2, and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59 1/2; and (vii) distributions from an account if the redemption results from the death of a registered owner, or a registered joint owner, of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares also is waived for any group retirement plan (excluding defined benefit pension plans) (i) that purchases shares through a retirement plan alliance program, provided Retirement Financial Services, Inc. either is the sponsor of the alliance program or has a product participation agreement with the sponsor of the alliance program, and (ii) for which Retirement Financial Services, Inc. provides fully-bundled retirement plan services and maintains participant records on its proprietary recordkeeping system.

                               *   *   *

         In addition, the CDSC will be waived on Class A Shares, Class B Shares and Class C Shares redeemed in accordance with a Systematic Withdrawal Plan if the annual amount selected to be withdrawn under the Plan does not exceed 12% of the value of the account on the date that the Systematic Withdrawal Plan was established or modified.

DISTRIBUTIONS AND TAXES

         Each Fund has qualified, and intends to continue to qualify, as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes. The Board of Trustees reserve the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you would be taxed as ordinary income dividends to the extent of the Fund's earnings and profits.

         Each class of shares of a Fund will share proportionately in the investment income and expenses of such Fund, except that, absent any applicable fee waiver, Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

         Each Fund intends to pay out all of its net investment income and net realized capital gains. Each Fund also intends to meet the calendar year distribution requirements imposed by the Code to avoid the imposition of any excise tax. All dividends and any capital gains distributions will be automatically credited to the shareholder's account in additional shares of the same class of the Fund at net asset value unless, in the case of shareholders in the Fund Classes of Delaware Growth Opportunities Fund, the shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

         A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund's ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by a Fund.

         Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. A Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the United States Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services.

         Persons not subject to tax will not be required to pay taxes on distributions.

         Dividends representing net investment income (e.g., dividends and interest less expenses incurred in the operation of a Fund) or net short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes. Distributions from net long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates described below. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. Each Fund is treated as a single tax entity and capital gains for each Fund will be calculated separately.

         A Fund will inform its shareholders of the amount of their income dividends and capital gain distributions, and will advise them of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not owned your Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gains, a percentage of income that may not be equal to the actual amount of each type of income earned during the period of your investment in a Fund. Distributions declared in December but paid in January are taxable to you as if paid in December.

         Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different Delaware Investments fund, the IRS requires you to report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, any gain or loss that you realize is a capital gain or loss and is long-term or short-term, generally depending on how long you have owned your shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less is treated as long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those shares.

         Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

         All or a portion of any loss that you realize on the redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

         If you redeem some or all of yours shares in a Fund, and then reinvest the redemption proceeds in a Fund or in another Delaware Investments fund within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. In reporting any gain or loss in your redemption, all or a portion of the sales charge that you paid on your original shares in a Fund is excluded from your tax basis in the shares sold and added to your tax basis for the new shares.

         Because of each Fund's investment policy, only a small portion of a Fund's dividends may qualify for the dividends-received deduction for corporations. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to the Fund's shareholders, and cannot exceed the gross amount of dividends received by the Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. The amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a minimum period of time, generally 46 days. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation. For the fiscal year ended September 30, 2003, none of Delaware Growth Opportunities Fund's dividends from net investment income qualified for the dividends-received deduction to corporations.

         A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. The rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by a Fund.

[JOBS AND GROWTH TAX RELIEF RECONCILIATION ACT OF 2003 (JAGTRRA)
         On May 28, 2003, President Bush signed into law the Jobs and Growth Tax Relief Reconciliation Act of 2003 (JAGTRRA) .The new law reduces the tax rate on dividends and capital gains to 15% (5% for taxpayers with income in the lower brackets; 0% for those taxpayers in 2008).

REDUCTION OF TAX RATE ON DIVIDENDS
         Qualifying dividends received by the funds after December 31, 2002, will be taxed at a rate of 15% (5% for taxpayers with income in the lower brackets; 0% for these taxpayers in 2008).] Prior law will apply for tax years beginning after December 31, 2008. Dividends paid on foreign corporation stocks that are readily tradable on U.S. securities markets are eligible for the lower rates.


         The amount of ordinary dividends qualifying for the lower tax rates that may be paid by a Regulated Investment Company ("RIC") for any tax year may not exceed the amount of the aggregate qualifying dividends received by the RIC, unless that aggregate is at least 95% of the RIC gross income (as specially computed), in which case the entire dividend qualifies. Obviously, money market and bond mutual fund distributions will generally not qualify.

         The lower tax rates are not available for dividends to the extent that the taxpayer is obligated to make related payments with respect to positions in substantially similar or related property (e.g., payments in lieu of dividends under a short sale). The capital gain rates also do not apply to (1) dividends received from an organization that was exempt from tax under Section 501 or was a tax-exempt farmers' cooperative in either the tax year of the distribution or the preceding tax year; (2) dividends received from a mutual savings bank that received a deduction under Section 591; or (3) deductible dividends paid on employer securities (i.e., under Section 404(k)).

         Owners whose shares are lent in short sales would not qualify for the lower rate. The lower tax rates would not apply under the law as enacted to "payments in lieu of dividends," which are received by someone whose stock is loaned to a short-seller. Brokerages have commonly lent stock out of margin accounts to short sellers, but may need to accommodate investors who do not want to receive unfavorable dividend treatment because their stock was lent out. Depending on the details of regulations that may be issued later this year, brokerages may decide to limit any such loans after 2003 to securities that are held in accounts owned by tax-indifferent parties, such as pension funds. The legislative history indicates that the Service is to be liberal in waiving penalties for failure to report substitute payments properly for payors who are making good-faith efforts to comply, but cannot reasonably do so given the time needed to update their systems.

REDUCTION OF TAX RATE ON CAPITAL GAINS
         [Under JAGTRRA, the top individual rate on adjusted net capital gain, which was generally 20% (10% for taxpayers in the 10% and 15% brackets), is reduced to 15% (5% for taxpayers with income in the lower brackets).] These lower rates apply to both the regular tax and the alternative minimum tax. The lower rates apply to assets held more than one year. For taxpayers with income in the lower brackets, the 5% rate is reduced to 0% for 2008.

         The tax rate on short-term capital gains is unchanged, and they will continue to be taxed at the ordinary income rate. The capital gains changes apply to sales and exchanges (and installment payments received) on or after May 6, 2003, but not with respect to tax years beginning after December 31, 2008.

         The special tax rates for gains on assets held for more than five years (8% for taxpayers with income in the 10% and 15% brackets; 18% for other taxpayers with respect to assets purchased after 2000) have been repealed.

BACK-UP WITHHOLDING CHANGES
         [Prior to the passage of JAGTRRA the backup withholding rate for shareholders that did not provide taxpayer identification numbers was 30%.] This rate has been reduced to 28%, retroactive to January 1, 2003.

         See also Other Tax Requirements under Accounting and Tax Issues in this Part B.

INVESTMENT MANAGEMENT AGREEMENT

         The Manager, located at 2005 Market Street, Philadelphia, PA 19103-7094, furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds IV's Board of Trustees.

         On September 30, 2004, the Manager and its affiliates within Delaware Investments were managing in the aggregate in excess of $__ billion in assets in various institutional or separately managed, investment company, and insurance accounts.

         The Investment Management Agreement for the Funds is dated December 17, 1999 and was approved by the initial shareholder on the same date. The Agreement has an initial term of two years and may be renewed only so long as such renewal and continuance are specifically approved at least annually by the Board of Trustees or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms and the renewal thereof have been approved by the vote of a majority of the trustees of Equity Funds IV who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the trustees of Equity Funds IV or by the Manager. The Agreement will terminate automatically in the event of its assignment.

         The annual compensation paid by each Funds for investment management services is equal to the following fee rate which is based on the average daily net assets of a Fund.

--------------------------------------------------------------------------------
Delaware Growth Opportunities Fund   0.75% on first $500 million;
                                     0.70% on next $500 million;
                                     0.65% on next $1.5 billion;
                                     0.60% on assets in excess of $2.5 billion
--------------------------------------------------------------------------------
Delaware Diversified Growth Fund     0.65% on the first $500 million;
                                     0.60% on the next $500 million;
                                     0.55% on the next $1.5 billion;
                                     0.50% on assets in excess of $2.5 billion.
--------------------------------------------------------------------------------

         Under the general supervision of the Board of Trustees, the Manager makes all investment decisions which are implemented by each Fund. The Manager pays the salaries of all trustees, directors, officers and employees who are affiliated with both the Manager and Equity Funds IV.

         On September 30, 2004, the total net assets of Delaware Growth Opportunities Fund were $____________. For the fiscal year ended September 30, 2003, the total net assets of Delaware Growth Opportunities Fund were $___________. For the fiscal year ended September 30, 2002, the total net assets of Delaware Growth Opportunities Fund were $_____. The investment management fees paid by Delaware Growth Opportunities Fund for the fiscal years ended September 30, 2004, 2003 and 2002 were $________, $_________ and $____________, respectively.

         On September 30, 2004, the total net assets of Delaware Diversified Growth Fund were $_________. For the fiscal year ended September 30, 2004, the investment management fee incurred by the Fund was $__________ and $__________ was paid as the result of the waiver of fees by the Manager. For the fiscal year ended September 30, 2003, the total net assets of Delaware Diversified Growth Fund were $__________. For the fiscal year ended September 30, 2003, the investment management fee incurred by the Fund was $_________ and $_______ was paid as a result of the waiver of fees by the Manager. For the fiscal year ended September 30, 2002. The total net assets of Delaware Diversified Growth Fund were $________. For the fiscal year ended September 30, 2002, the investment management fee incurred by the Fund was $__________ and $__________ was paid as the result of the waiver of fees by the manager.

         The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by Delaware Diversified Growth Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the total operating expenses of each Class do not exceed 0.75% (excluding any 12b-1 fees, taxes, interest, brokerage fees, extraordinary expenses and certain insurance costs) during the commencement of the public offering of the Fund through November 30, 2004.

         Except for those expenses borne by the Manager under the Investment Management Agreements and the Distributor under the Distribution Agreement, the Funds are responsible for all of their own expenses. Among others, these include a Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

         The Funds have formally delegated to their investment adviser, Delaware Management Company (the "Adviser"), the ability to make all proxy voting decisions in relation to portfolio securities held by the Funds. If and when proxies need to be voted on behalf of the Funds, the Adviser will vote such proxies pursuant to its Proxy Voting Policies and Procedures (the "Procedures"). The Adviser has established a Proxy Voting Committee (the "Committee") which is responsible for overseeing the Adviser's proxy voting process for the Funds. One of the main responsibilities of the Committee is to review and approve the Procedures to ensure that the Procedures are designed to allow the Adviser to vote proxies in a manner consistent with the goal of voting in the best interests of the Funds.

         In order to facilitate the actual process of voting proxies, the Adviser has contracted with Institutional Shareholder Services ("ISS") to analyze proxy statements on behalf of the Funds and other Adviser clients and vote proxies generally in accordance with the Procedures. The Committee is responsible for overseeing ISS's proxy voting activities. If a proxy has been voted for the Funds, ISS will create a record of the vote. Beginning no later than August 31, 2004, information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) through the Funds' website at http://www.delawareinvestments.com; and (ii) on the Commission's website at http://www.sec.gov.

         The Procedures contain a general guideline that recommendations of company management on an issue (particularly routine issues) should be given a fair amount of weight in determining how proxy issues should be voted. However, the Adviser will normally vote against management's position when it runs counter to its specific Proxy Voting Guidelines (the "Guidelines"), and the Adviser will also vote against management's recommendation when it believes that such position is not in the best interests of the Funds.

         As stated above, the Procedures also list specific Guidelines on how to vote proxies on behalf of the Fund. Some examples of the Guidelines are as follows: (i) generally vote for shareholder proposals asking that a majority or more of directors be independent; (ii) generally vote against proposals to require a supermajority shareholder vote; (iii) generally vote for debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved; (iv) votes on mergers and acquisitions should be considered on a case-by-case basis, determining whether the transaction enhances shareholder value; (v) generally vote against proposals to create a new class of common stock with superior voting rights; (vi) generally vote for proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable; (vii) generally vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms; (viii) votes with respect to management compensation plans are determined on a case-by-case basis; (ix) generally vote for reports on the level of greenhouse gas emissions from the company's operations and products; and (x) generally vote for proposals asking for a report on the feasibility of labeling products containing genetically modified ingredients.

         Because the Funds have delegated proxy voting to the Adviser, the Funds are not expected to encounter any conflict of interest issues regarding proxy voting and therefore does not have procedures regarding this matter. However, the Adviser does have a section in its Procedures that addresses the possibility of conflicts of interest. Most proxies which the Adviser receives on behalf of the Funds are voted by ISS in accordance with the Procedures. Because almost all Fund proxies are voted by ISS pursuant to the pre-determined Procedures, it normally will not be necessary for the Adviser to make an actual determination of how to vote a particular proxy, thereby largely eliminating conflicts of interest for the Adviser during the proxy voting process. In the very limited instances where the Adviser is considering voting a proxy contrary to ISS's recommendation, the Committee will first assess the issue to see if there is any possible conflict of interest involving the Adviser or affiliated persons of the Adviser. If a member of the Committee has actual knowledge of a conflict of interest, the Committee will normally use another independent third party to do additional research on the particular proxy issue in order to make a recommendation to the Committee on how to vote the proxy in the best interests of the Funds. The Committee will then review the proxy voting materials and recommendation provided by ISS and the independent third party to determine how to vote the issue in a manner which the Committee believes is consistent with the Procedures and in the best interests of the Funds.

DISTRIBUTION AND SERVICE
         The Distributor, Delaware Distributors, L.P., located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the national distributor of each Fund's shares under separate Distribution Agreement dated April 19, 2001. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by each Fund on behalf of Class A Shares, Class B Shares, Class C Shares and Class R Shares under their respective 12b-1 Plans. The Distributor has elected voluntarily to waive payments under the 12b-1 Plan for the Class A Shares, the Class B Shares and the Class C Shares of Delaware Diversified Growth Fund during the commencement of the public offering of the Fund through [November 30, 2004.]

         [Lincoln Financial Distributors, Inc. ("LFD"), an affiliate of the Manager, serves as the Trust's sub-distributor pursuant to a Second Amended and Restated Financial Intermediary Distribution Agreement with the Distributor dated August 21, 2003. LFD is primarily responsible for promoting the sale of Fund shares through broker/dealers, financial advisors and other financial intermediaries (collectively, "Financial Intermediaries"). The address of LFD is 350 Church Street, Hartford, CT 06103. For its services, LFD receives a one-time fee from the Distributor with respect to each sale of Fund shares through Financial Intermediaries equal to a percentage of the net asset value of such shares. The rate of compensation paid to LFD for each sale of Fund shares for any calendar year is tied to the aggregate value of sales made by LFD during such calendar year with respect to (i) shares of Delaware Investments' non-money market retail funds; (ii) shares of Delaware VIP Trust sold through the products for which LFD acts as a wholesaler; and (iii) wrap separate account products (the products described in (i), (ii) and (iii) are referred to collectively as the "Wholesaler Products") according to the following schedule:

-------------------------------------------------------------------------------------------------------------
                                                                         COMPENSATION PAID TO LFD
AGGREGATE VALUE OF WHOLESALER PRODUCT SALES IN CALENDAR YEAR       (% OF NAV OF FUND SHARES SOLD BY LFD)
-------------------------------------------------------------------------------------------------------------
$3.75 billion or less                                                               .45%
-------------------------------------------------------------------------------------------------------------
More than $3.75 billion, but less than $4.5 billion                                 .50%
-------------------------------------------------------------------------------------------------------------
$4.5 billion and above                                                              .55%
-------------------------------------------------------------------------------------------------------------

         In addition to the non-recurring fee discussed above, the Distributor pays LFD a continuing fee at the annual rate of .04% of the average daily net assets of shares of the Delaware Investments retail funds outstanding and beneficially owned by shareholders through Financial Intermediaries.]

         The fees associated with LFD's services to the Fund are borne exclusively by the Distributor and not by the Fund.

         Except for those expenses borne by the Manager under the Investment Management Agreement and the Distributor under the Distribution Agreement, the Fund is responsible for all of its own expenses. Among others, these include the Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

          The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 2005 Market Street, Philadelphia, PA 19103-7094, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to a Shareholders Services Agreement dated December 17, 1999. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

          The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order. Investors may be charged a fee when effecting transactions through a broker or agent.

OFFICERS AND TRUSTEES

                  The business and affairs of Equity Funds IV are managed under the direction of its Board of Trustees.

         [Certain officers and trustees of Equity Funds IV hold identical positions in each of the other funds in the Delaware Investments family. On December 31, 2004, Equity Funds IV's officers and trustees owned less than 1% of the outstanding shares of each class of the Delaware Diversified Growth Fund and Delaware Growth Opportunities Fund.

         As of January __, 2005, management believes the following accounts held 5% or more of the outstanding shares of a Class of the Fund. With the exception of DMC Profit Sharing Plans, the Fund has no knowledge of beneficial ownership.]

-----------------------------------------------------------------------------------------------------------------------
CLASS                                 NAME AND ADDRESS OF ACCOUNT                      SHARE AMOUNT      PERCENTAGE
-----                                 ---------------------------                      ------------      ----------
------------------------------------- --------------------------------------------- ----------------- -----------------
Delaware Growth Opportunities Fund    MLPF&S for the Sole Benefit of its Customers
A Class                               Attention:  Fund Administration
                                      4800 Deer Lake Drive East - 2nd Floor
                                      Jacksonville, FL 32246-6484
------------------------------------- --------------------------------------------- ----------------- -----------------
Delaware Growth Opportunities Fund    MLPF&S for the Sole Benefit of its
B Class                               Customers
                                      Attention: Fund Administration
                                      4800 Deer Lake Drive East - 2nd Floor
                                      Jacksonville, FL 32246-6484
------------------------------------- --------------------------------------------- ----------------- -----------------
Delaware Growth Opportunities Fund    MLPF&S for the Sole Benefit of its
C Class                               Customers
                                      Attention: Fund Administration
                                      4800 Deer Lake Drive East - 2nd Floor
                                      Jacksonville, FL 32246-6484
------------------------------------- --------------------------------------------- ----------------- -----------------
Delaware Growth Opportunities Fund    Delaware Management Business Trust - DMC
R Class                               Attn: Joseph H. Hastings
                                      2005 Market Street
                                      Philadelphia, PA 19103-7042
------------------------------------- --------------------------------------------- ----------------- -----------------
Delaware Growth Opportunities Fund    Federated Life Insurance Company
Institutional Class                   Separate Account A
                                      Attn:  Debbie Miller
                                      P.O. Box 328
                                      Owatonna, MN  55060-0328
                                      --------------------------------------------- ----------------- -----------------
                                      RS DMTC 401(k) Plan
                                      Aloha Air IAMCLRK
                                      c/o DELPAC,16th Floor
                                      1818 Market Street
                                      Philadelphia, PA 19103-3638
                                      --------------------------------------------- ----------------- -----------------
                                      RS DMC Employee Profit Sharing Plan
                                      Delaware Management Company
                                      Employee Profit Sharing Trust
                                      c/o Rick Seidel
                                      1818 Market Street
                                      Philadelphia, PA 19103-7094
-----------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------
CLASS                                 NAME AND ADDRESS OF ACCOUNT                      SHARE AMOUNT      PERCENTAGE
-----                                 ---------------------------                      ------------      ----------
------------------------------------- --------------------------------------------- ----------------- -----------------
                                      RS DMTC 401(k) Plan
                                      Aloha Air IAM MEC
                                      c/o DELPAC, 16th Floor
                                      1818 Market Street
                                      Philadelphia, PA 19103-7094
                                      --------------------------------------------- ----------------- -----------------
                                      RS DMTC 401(k) Plan
                                      Aloha Airlines Flight Attendants
                                      c/o DELPAC, 16th Floor
                                      1818 Market Street
                                      Philadelphia, PA 19103-7094
                                      --------------------------------------------- ----------------- -----------------
                                      RS DMTC 401(k) Plan
                                      Aloha Airlines 401(k) Plan
                                      for Non-Represented Employees
                                      c/o DELPAC, 16th Floor
                                      1818 Market Street
                                      Philadelphia, PA 19103-7094
                                      --------------------------------------------- ----------------- -----------------
                                      RS DMTC 457 Deferred Compensation Plan
                                      PGW 457 Plan
                                      Attn: Retirement Plans
                                      1818 Market Street
                                      Philadelphia, PA 19103-3638
------------------------------------- --------------------------------------------- ----------------- -----------------
Delaware Diversified Growth Fund A    Michael A Martucci
Class                                 TOD Genevieve T. Hanchick
                                      2043 Hilltop Road
                                      Bethlehem, PA 18015-5122
                                      --------------------------------------------- ----------------- -----------------
                                      Pershing LLC
                                      P.O. Box 2052
                                      Jersey City, NJ 07303-2052
                                      --------------------------------------------- ----------------- -----------------
                                      UBS Financial Services Inc. FBO
                                      UBS-FINSVC CDN FBO
                                      John Brown
                                      P.O. Box 3321
                                      Weehawken, NJ 07086-8154
                                      --------------------------------------------- ----------------- -----------------
                                      Pershing LLC
                                      P.O. Box 2052
                                      Jersey City, NJ 07303-2052
                                      --------------------------------------------- ----------------- -----------------
                                      UBS Financial Services Inc. FBO
                                      UBS-FIN SVC Custodian FBO
                                      Calvin Bates
                                      P.O. Box 3321
                                      Weehawken, NJ 07086-8154
-----------------------------------------------------------------------------------------------------------------------



         [DMH Corp., Delaware Investments U.S., Inc., Delaware General Management, Inc. Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Delaware Management Trust Company, Delaware Management Business Trust, Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Management Company (a series of Delaware Management Business Trust), Delaware Lincoln Investment Advisers (a series of Delaware Management Business Trust), Delaware Capital Management (a series of Delaware Management Business Trust), Delaware Lincoln Cash Management (a series of Delaware Management Business Trust), Delaware Distributors, L.P., DIAL Holding Company, Inc., Delaware International Holdings Ltd., Delaware International Advisers Ltd., Retirement Financial Services, Inc. and LNC Administrative Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). DMH and Delaware International Advisers Ltd. are indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National Corporation. Lincoln National Corporation, with headquarters in Philadelphia, Pennsylvania, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management. Delaware Investments is the marketing name for DMH and its subsidiaries.]


         Certain officers and trustees of Equity Funds IV hold identical positions in each of the other funds in the Delaware Investments family. Trustees and principal officers of the Equity Funds IV are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and trustee is 2005 Market Street, Philadelphia, PA 19103-7094.

        [Trustees and principal officers of Equity Funds IV are noted below along with their ages and their business experience for the past five years.

                                                                             Principal            Number of             Other
   Name,                      Position(s)                                   Occupation(s)     Portfolios in Fund     Directorships
  Address                  Held with Equity       Length of Time               During          Complex Overseen         Held by
and Birthdate                   Fund(s)               Served                Past 5 Years          by Trustee            Trustee
-----------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

JUDE T. DRISCOLL(2)            Chairman and          3 Years -           Since August 2000,           83               None
2005 Market Street              Trustee(4)      Executive Officer     Mr. Driscoll has served in
Philadelphia, PA  19103                                              various executive capacities
                                                 Trustee as of          at different times at
                                                  May 15, 2003         Delaware Investments(1)
March 10, 1963
                                                                       Senior Vice President and
                                                                   Director of Fixed-Income Process -
                                                                       Conseco Capital Management
                                                                       (June 1998 - August 2000)

                                                                          Managing Director -
                                                                     NationsBanc Capital Markets
                                                                     (February 1996 - June 1998)
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

WALTER P. BABICH                 Trustee              15 Years              Board Chairman -          101              None
2005 Market Street                                                Citadel Construction Corporation
Philadelphia, PA  19103                                                    (1989 - Present)


October 1, 1927


JOHN H. DURHAM                   Trustee             24 Years(3)           Private Investor           101        Trustee - Abington
2005 Market Street                                                                                                Memorial Hospital
Philadelphia, PA 19103

August 7, 1937                                                                                                  President/Director -
                                                                                                                 22 WR Corporation


JOHN A. FRY                      Trustee(4)           2 Years                 President -             83               None
2005 Market Street                                                     Franklin & Marshall College
Philadelphia, PA  19103                                                   (June 2002 - Present)

                                                                        Executive Vice President -
                                                                        University of Pennsylvania
May 28, 1960                                                             (April 1995 - June 2002)


ANTHONY D. KNERR                 Trustee              10 Years        Founder/Managing Director -     101              None
2005 Market Street                                                    Anthony Knerr & Associates
Philadelphia, PA 19103                                                  (Strategic Consulting)
                                                                          (1990 - Present)

December 7, 1938

                                                                             Principal            Number of             Other
   Name,                      Position(s)                                   Occupation(s)     Portfolios in Fund     Directorships
  Address                      Held with          Length of Time               During          Complex Overseen         Held by
and Birthdate               Equity Funds IV           Served                Past 5 Years          by Trustee            Trustee
-----------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES (CONTINUED)

ANN R. LEVEN                     Trustee              14 Years     Treasurer/Chief Fiscal Officer -   101            Director -
2005 Market Street                                                      National Gallery of Art                     Andy Warhol
Philadelphia, PA 19103                                                      (1994 - 1999)                           Foundation

                                                                                                                     Director -
                                                                                                                   Systemax Inc.
November 1, 1940


THOMAS F. MADISON                Trustee              9 Years               President/Chief          101            Director -
2005 Market Street                                                        Executive Officer -                   CenterPoint Energy
Philadelphia, PA 19103                                                     MLM Partners, Inc.
                                                                      (Small Business Investing                    Director -
                                                                            and Consulting)                     Digital River, Inc.
February 25, 1936                                                       (January 1993 - Present)
                                                                                                                Director - Rimage
                                                                                                                   Corporation

                                                                                                                Director - Valmont
                                                                                                                 Industries Inc.

JANET L. YEOMANS                 Trustee              4 Years           Vice President/Mergers &      101               None
2005 Market Street                                                    Acquisitions - 3M Corporation
Philadelphia, PA 19103                                                  (January 2003 - Present)

                                                                          Ms. Yeomans has held
July 31, 1948                                                              various management
                                                                       positions at 3M Corporation
                                                                               since 1983.
-----------------------------------------------------------------------------------------------------------------------------------
OFFICERS

JOSEPH H. HASTINGS              Executive           Executive        Mr. Hastings has served in       101               None
2005 Market Street           Vice President      Vice President     various executive capacities
Philadelphia, PA 19103            and                 and            at different times at
                            Chief Financial     Chief Financial      Delaware Investments.
                                 Officer          Officer since
                                                 August 21, 2003

RICHELLE S. MAESTRO    Executive Vice President,  Executive Vice     Ms. Maestro has served in        101               None
2005 Market Street         General Counsel           President,    various executive capacities
Philadelphia, PA 19103      and Secretary         General Counsel     at different times at
                                                  since August 1,     Delaware Investments.
                                                  2003; Secretary
                                                   for 4 Years

November 26, 1957

MICHAEL P. BISHOF         Senior Vice President     7 Years          Mr. Bishof has served in        101               None
2005 Market Street            and Treasurer                       various executive capacities
Philadelphia, PA 19103                                                 at different times at
                                                                       Delaware Investments.

August 18, 1962

(1) Delaware Investments is the marketing name for Delaware Management Holdings, Inc. and its subsidiaries, including the Registrant's investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's manager and distributor.
(3) Mr. Durham served as a Director Emeritus from 1995 through 1998.
(4) Mr. Driscoll and Mr. Fry are not Trustees of the portfolios of Voyageur Insured Funds, Voyageur Intermediate Tax Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III and Voyageur Tax Free Funds.

   Following is additional information regarding investment professionals affiliated with the Funds.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL OCCUPATION(S) DURING
NAME, ADDRESS AND BIRTHDATE       POSITION(S) HELD WITH EQUITY FUNDS IV     LENGTH OF TIME SERVED           PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
-------------------------------- ----------------------------------------- ------------------------ --------------------------------
GERALD S. FREY                      Managing Director/Chief Investment             7 Years          During the past five years, Mr.
2005 Market Street                      Officer, Growth Investing                                      Frey has served in various
Philadelphia, PA 19103-7094                                                                          capacities at different times
                                                                                                        at Delaware Investments.
October 17, 1959
-------------------------------- ----------------------------------------- ------------------------ --------------------------------
J. PAUL DOKAS                       Senior Vice President/Director of              7 Years          During the past five years, Mr.
2005 Market Street                        Research, Quantitative                                      Dokas has served in various
Philadelphia, PA 19103-7094                                                                          capacities at different times
                                                                                                        at Delaware Investments.
October 17, 1959
-------------------------------- ----------------------------------------- ------------------------ --------------------------------
MARSHALL T. BASSETT                          Vice President/                       7 Years          During the past five years, Mr.
2005 Market Street                      Senior Portfolio Manager/                                    Bassett has served in various
Philadelphia, PA 19103-7094                                                                          capacities at different times
                                                                                                        at Delaware Investments.
February 8, 1954
-------------------------------- ----------------------------------------- ------------------------ --------------------------------
JOHN A. HEFFERN                           Senior Vice President/                   7 Years          During the past five years, Mr.
2005 Market Street                       Senior Portfolio Manager                                    Heffern has served in various
Philadelphia, PA 19103-7094                                                                          capacities at different times
                                                                                                        at Delaware Investments.
October 20, 1961
-------------------------------- ----------------------------------------- ------------------------ --------------------------------
CHRISTOPHER S. ADAMS                         Vice President/                       9 Years          During the past five years, Mr.
2005 Market Street                          Portfolio Manager/                                        Adams has served in various
Philadelphia, PA 19103-7094               Senior Equity Analyst                                      capacities at different times
                                                                                                        at Delaware Investments.
April 24, 1962
-------------------------------- ----------------------------------------- ------------------------ --------------------------------
ROBERT E. GINSBERG                           Vice President/                       7 Years          During the past five years, Mr.
2005 Market Street                          Portfolio Manager/                                       Ginsberg has served in various
Philadelphia, PA 19103-7094               Senior Equity Analyst                                      capacities at different times
                                                                                                        at Delaware Investments.
May 20, 1973
-------------------------------- ----------------------------------------- ------------------------ --------------------------------
JEFFREY W. HYNOSKI                   Vice President/Portfolio Manager              6 Years          During the past five years, Mr.
2005 Market Street                                                                                   Hynoski has served in various
Philadelphia, PA 19103-7094                                                                          capacities at different times
                                                                                                        at Delaware Investments.
September 19, 1962
-------------------------------- ----------------------------------------- ------------------------ --------------------------------
STEVEN T. LAMPE                      Vice President/Portfolio Manager              9 Years          During the past five years, Mr.
2005 Market Street                                                                                    Lampe has served in various
Philadelphia, PA 19103-7094                                                                          capacities at different times
                                                                                                        at Delaware Investments.
September 13, 1968
-------------------------------- ----------------------------------------- ------------------------ --------------------------------
LORI P. WACHS                        Vice President/Portfolio Manager             12 Years          During the past five years, Ms.
2005 Market Street                                                                                    Wachs has served in various
Philadelphia, PA 19103-7094                                                                          capacities at different times
                                                                                                        at Delaware Investments.
November 11, 1968
------------------------------------------------------------------------------------------------------------------------------------

         The following table shows each Trustee's ownership of shares of the Funds and of all Delaware Investments funds as of December 31, 2004.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                             DOLLAR RANGE OF EQUITY SECURITIES     REGISTERED INVESTMENT COMPANIES OVERSEEN BY
 NAME                                              IN EQUITY FUNDS IV               TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
------------------------------------------- ---------------------------------- ----------------------------------------------------
Jude T. Driscoll                                            $                                           $
------------------------------------------- ---------------------------------- ----------------------------------------------------
Walter A. Babich                                            $                                           $
------------------------------------------- ---------------------------------- ----------------------------------------------------
John H. Durham                                              $                                           $
------------------------------------------- ---------------------------------- ----------------------------------------------------
John A. Fry                                                 $                                           $
------------------------------------------- ---------------------------------- ----------------------------------------------------
Anthony D. Knerr                                            $                                           $
------------------------------------------- ---------------------------------- ----------------------------------------------------
Ann R. Leven                                                $                                           $
------------------------------------------- ---------------------------------- ----------------------------------------------------
Thomas F. Madison                                           $                                           $
------------------------------------------- ---------------------------------- ----------------------------------------------------
Janet L. Yeomans                                            $                                           $
-----------------------------------------------------------------------------------------------------------------------------------

         The following is a compensation table listing for each Trustee entitled to receive compensation, the aggregate compensation received from Equity Funds IV and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a Trustee or director for the fiscal year ended September 30, 2004 and an estimate of annual benefits to be received upon retirement under the Delaware Investments Retirement Plan for Trustees/Directors as of September 30, 2004. Only the independent Trustees of Equity Funds IV receive compensation from the Fund.

-----------------------------------------------------------------------------------------------------------------------------------
                                   AGGREGATE          PENSION OR RETIREMENT        ESTIMATED ANNUAL       TOTAL COMPENSATION FROM
                               COMPENSATION FROM       BENEFITS ACCRUED AS          BENEFITS UPON        THE INVESTMENT COMPANIES
NAME                            EQUITY FUNDS IV       PART OF FUND EXPENSES         RETIREMENT(1)        IN DELAWARE INVESTMENTS(2)
---------------------------- ----------------------- ------------------------- ------------------------- --------------------------
Walter P. Babich                        $                      none                       $                          $
---------------------------- ----------------------- ------------------------- ------------------------- --------------------------
John H. Durham                          $                      none                       $                          $
---------------------------- ----------------------- ------------------------- ------------------------- --------------------------
John A. Fry                             $                      none                       $                          $
---------------------------- ----------------------- ------------------------- ------------------------- --------------------------
Anthony D. Knerr                        $                      none                       $                          $
---------------------------- ----------------------- ------------------------- ------------------------- --------------------------
Ann R. Leven                            $                      none                       $                          $
---------------------------- ----------------------- ------------------------- ------------------------- --------------------------
Thomas F. Madison                       $                      none                       $                          $
---------------------------- ----------------------- ------------------------- ------------------------- --------------------------
Janet L. Yeomans                        $                      none                       $                          $
---------------------------- ----------------------- ------------------------- ------------------------- --------------------------

(1) Under the terms of the Delaware Group Retirement Plan for Trustees/Directors, each disinterested Trustee/Director who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as Trustee/Director for a period equal to the lesser of the number of years that such person served as a Trustee/Director or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to trustees/directors of each investment company at the time of such person's retirement. If an eligible Trustee/Director retired as of September 30, 2004, he or she would be entitled to annual payments totaling the amounts noted above, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she serves as a trustee or director, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent Trustee/Director (other than John A. Fry) currently receives a total annual retainer fee of $61,000 for serving as a Trustee/Director for all 32 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John A. Fry receives a total annual retainer fee of $45,750 for serving as a Trustee/Director for 24 investment companies in Delaware Investments, plus $2,358 for each Board Meeting attended. Members of the audit committee receive additional compensation of $2,000 for each meeting from all investment companies, in the aggregate, with the exception of the chairperson, who receives an annual retainer of $5,000, plus $2,000 for each meeting. Members of the nominating committee receive additional compensation of $1,500 from all investment companies, in the aggregate, for each committee meeting. In addition, the chairperson of the nominating committee receives an annual retainer of $1,000. The Coordinating Trustee/Director of the Delaware Investments funds receives an additional retainer of $10,000, in the aggregate, from all investment companies.

----------------------------------------------------------

         The Board of Trustees has the following committees:

         Audit Committee: This committee monitors accounting and financial reporting policies and practices, and internal controls for the Delaware Investments funds. It also oversees the quality and objectivity of the Delaware Investments funds' financial statements and the independent audit thereof, and acts as a liaison between the Delaware Investments funds' independent auditors and the full Board of Trustees. The Audit Committee of the Funds consists of the following three independent trustees appointed by the Board: Ann R. Leven, Chairperson; Thomas F. Madison; and Jan L. Yeomans. The Audit Committee held ___ meetings during the Funds' last fiscal year.

         Nominating Committee: This committee recommends Board members, fills vacancies and considers the qualifications of Board members. The committee also monitors the performance of counsel for independent trustees. The Nominating Committee will consider selections for Board of Directors nominations from shareholders. The Nominating Committee of the Funds currently consists of the following three trustees/directors appointed by the Board: Anthony D. Knerr, Chairperson; John H. Durham; and John A. Fry, all of whom are independent. The Nominating Committee held ___ meeting during the Funds' last fiscal year.]

GENERAL INFORMATION


         [Equity Funds IV, which was organized as a Maryland corporation in 1985 and subsequently as a Delaware business trust on December 17, 1999, is an open-end management investment company. Each Fund's portfolio of assets is diversified as defined by the 1940 Act.


         The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds available from the Delaware Investments family. The Manager, through a separate division, also manages private investment accounts. While investment decisions of the Fund are made independently from those of the other funds from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions of the Fund.

         The Fund's Board of Trustees is responsible for overseeing the performance of the Funds' investment advisor and determining whether to approve and/or renew the Funds' investment management agreements. When the Board considers whether to renew an investment management agreement, it considers various factors that include:

         The nature, extent and quality of the services provided by the investment Advisor.

         The investment performance of the Fund's assets managed by the investment Advisor.

         The fair market value of the services provided by the investment
Advisor.

         Comparative analysis of expense ratios of, and advisory fees paid by, similar Funds.

         The extent to which the investment Advisor has realized or will realize economies of scale as the Fund grows.

         Other benefits accruing to the investment Advisor or its affiliates from its relationship with the Fund.

         The investment Advisor's management of the operating expenses of each Fund, such as transaction costs, including how portfolio transactions for each Fund are conducted and how brokers are chosen.

         In reviewing the investment management agreements for the Funds, the Board of Trustees considered each Fund's performance relative to its peers and benchmark, the investment process and controls used in managing the Fund, the Fund's fees and expenses relative to its peers, the experience and qualifications of personnel responsible for managing each Fund and quality of other services provided to the Funds in addition to investment advice.

         The Board met in executive session to approve the investment management agreements, and was advised by outside counsel as to the adequacy of the materials provided. The Board was supportive of the changes made by the Manager, and felt that management had been responsive to the concerns expressed by the Board during the previous year. The Board considered that the Manager recently instituted a number of changes to the Delaware Investments investment process designed to bolster the services provided to the Funds. Such improvements included refinements to the usage of competitive peer group portfolio information and qualitative tools in the investment decision-making process, especially in the area of monitoring risk and volatility. The Board also considered that the Manager recently instituted a number of changes necessary to operate in this heightened regulatory environment, most recently responding to new requirements imposed by Rule 35d-1, Regulation S-P, changes in the corporate governance rules and the Sarbanes-Oxley Act. The Board found that overall the Funds' fees to be in line with fees charged to comparable funds in the industry and noted, where relevant, that the investment Advisor had implemented fee waivers to reduce the fees of certain Funds.

         The Board also reviewed the quality of services performed by the investment Advisor's affiliates on behalf of the Funds, including fund accounting, transfer agent, administrative, and shareholder services. The Board also considered the prestigious DALBAR service awards received by the investment Advisor's affiliate for the quality of service it provided to the Funds' investors.

         The Manager and its affiliate Delaware International Advisers Ltd., manage several of the investment options for Delaware-Lincoln ChoicePlus and Delaware MedallionSM III Variable Annuities. ChoicePlus is issued and distributed by Lincoln National Life Insurance Company. ChoicePlus offers a variety of different investment styles managed by leading money managers. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers various investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through ChoicePlus and Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity, although actual performance will differ due to such factors as different expense levels, asset size and its timing of purchases and redemptions. See Delaware VIP Trust in Appendix A.

         The Delaware Investments Family of Funds, the Manager and the Distributor and the financial intermediary wholesaler, in compliance with SEC Rule 17j-1 under the 1940 Act, have adopted Codes of Ethics which govern personal securities transactions. Under the Codes of Ethics, persons subject to the Codes are permitted to engage in personal securities transactions, including securities that may be purchased or held by the Funds, subject to the requirements set forth in Rule 17j-1 and certain other procedures set forth in the applicable Code of Ethics. The Codes of Ethics for the Delaware Investments Family of Funds, the Manager, the Distributor and the financial intermediary wholesaler are on public file with, and are available from, the SEC.

         The Distributor acts as national distributor for the Fund and for the other mutual funds in the Delaware Investments family. The Distributor ("DDLP") received net commissions from the Fund on behalf of the Class A Shares, after allowances to dealers, as follows:]

-----------------------------------------------------------------------------------------
                           DELAWARE GROWTH OPPORTUNITIES FUND
-----------------------------------------------------------------------------------------
                                                     TOTAL
                                AMOUNTS            AMOUNT OF                NET
                               REALLOWED          UNDERWRITING          COMMISSION
FISCAL YEAR ENDED              TO DEALERS          COMMISSION         TO DISTRIBUTOR
-----------------              ----------          ----------         --------------
-------------------------- ------------------- ------------------- ----------------------
September 30, 2004                  $                   $                      $
-------------------------- ------------------- ------------------- ----------------------
September 30, 2003
-------------------------- ------------------- ------------------- ----------------------
September 30, 2002
-------------------------- ------------------- ------------------- ----------------------

-----------------------------------------------------------------------------------------
                           DELAWARE DIVERSIFIED GROWTH FUND*
-----------------------------------------------------------------------------------------
                                                     TOTAL
                                AMOUNTS            AMOUNT OF                NET
                               REALLOWED          UNDERWRITING          COMMISSION
FISCAL YEAR ENDED              TO DEALERS          COMMISSION         TO DISTRIBUTOR
-----------------              ----------          ----------         --------------
-------------------------- ------------------- ------------------- ----------------------
September 30, 2004                  $                   $                      $
-------------------------- ------------------- ------------------- ----------------------
September 30, 2003
-------------------------- ------------------- ------------------- ----------------------
September 30, 2002
-----------------------------------------------------------------------------------------

* Commenced operations on September 15, 1998 and date of initial public offering was May 1, 2002.

         The Distributor received contingent deferred sales charge payments with respect to Delaware Growth Opportunities Fund and Delaware Diversified Growth Fund as follows:

-----------------------------------------------------------------------------------------
                                     CONTINGENT DEFERRED SALES CHARGE PAYMENTS
                                     -----------------------------------------
-------------------------- --------------------------------------------------------------
                            DELAWARE GROWTH     DELAWARE GROWTH       DELAWARE GROWTH
FISCAL YEAR ENDED            OPPORTUNITIES       OPPORTUNITIES         OPPORTUNITIES
-----------------            FUND A CLASS        FUND B CLASS         FUND C CLASS
-------------------------- ------------------- ------------------- ----------------------
September 30, 2004                  $                   $                     $
-------------------------- ------------------- ------------------- ----------------------
September 30, 2003
-------------------------- ------------------- ------------------- ----------------------
September 30, 2002
-----------------------------------------------------------------------------------------

* Commenced operations on December 2, 1997.

------------------------------------------------------------------------------------------
                                     CONTINGENT DEFERRED SALES CHARGE PAYMENTS
                                     -----------------------------------------
------------------------- ---------------------- ------------------- ----------------------
                                                     DELAWARE              DELAWARE
                          DELAWARE DIVERSIFIED      DIVERSIFIED           DIVERSIFIED
FISCAL YEAR ENDED             GROWTH FUND           GROWTH FUND           GROWTH FUND
-----------------              A CLASS*              B CLASS**             C CLASS**
------------------------- ---------------------- ------------------- ----------------------
September 30, 2004                  $                   $                      $
------------------------- ---------------------- ------------------- ----------------------
September 30, 2003
------------------------- ---------------------- ------------------- ----------------------
September 30, 2002
-------------------------------------------------------------------------------------------

* Commenced operations on September 15, 1998 and date of initial public offering was May 1, 2002.
**Commenced operations and date of initial public offering was May 1, 2002.

         The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for each Fund and for the other mutual funds in the Delaware Investments Family of Funds. The Transfer Agent is paid a fee by each Fund for providing these services consisting of an annual per account charge for (i) each open and closed account on the their records and each account held on a sub-accounting system maintained by firms that hold accounts on an omnibus basis ("Shareholder Accounts"); and (ii) each account on a retirement processing system ("Retirement Accounts"). These charges are as follows:

                     Shareholder Accounts          $21.25 Per Annum
                     Retirement Accounts           $30.00 Per Annum

         These charges are assessed monthly on a pro rata basis and determined by using the number of Shareholder and Retirement Accounts maintained as of the last calendar day of each month. Compensation is fixed each year and approved by the Board of Trustees, including a majority of the disinterested trustees.

         The Transfer Agent also provides accounting services to each Fund. Those services include performing all functions related to calculating each Fund's net asset value and providing all financial reporting services, regulatory compliance testing and other related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments Family of Funds for which it provides such accounting services. Such fee is equal to 0.025% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.020% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each Fund and the other mutual funds in the Delaware Investments Family of Funds, on an aggregate pro rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculation based on the type and number of classes per Fund.

         The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds IV's advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds IV to delete the words "Delaware Group" from Equity Funds IV's name.

         JPMorgan Chase Bank ("JPMorgan"), 4 Chase Metrotech Center, Brooklyn, NY 11245, is custodian of the Fund's securities and cash. As custodian for the Fund, JPMorgan maintains a separate account or accounts for the Fund; receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

CAPITALIZATION
         Equity Funds IV has a present unlimited authorized number of shares of beneficial interest with no par value allocated to each Class. Each Class represents a proportionate interest in the assets of the Fund, and each has the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Institutional Class may not vote on any matter that affects the Fund Classes' Distribution Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares, Class C Shares and Class R Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Plans of Class A Shares, Class B Shares, Class C Shares and Class R Shares will be allocated solely to those classes.

         All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable and, except as described above, have equal voting rights.

         Beginning November 9, 1992, Delaware Growth Opportunities Fund began offering Institutional Class shares; beginning September 6, 1994, the Fund began offering the Class B Shares; and beginning November 29, 1995, the Fund began offering Class C Shares.

         Prior to September 6, 1994, the DelCap Fund A Class was known as the DelCap Fund class and the DelCap Fund Institutional Class was known as the DelCap Fund (Institutional) class. Prior to November 29, 1996, Delaware Group Equity Funds IV, Inc. was known as Delaware Group DelCap Fund, Inc. and DelCap Fund series was known as Concept I Series.

         Effective May 11, 1999, the name of Capital Appreciation Fund changed to Delaware Diversified Growth Fund and effective August 16, 1999, the name of DelCap Fund changed to Delaware DelCap Fund. Effective February 17, 2000, the name of Delaware DelCap Fund changed to Delaware Growth Opportunities Fund. Corresponding changes were also made to the class names.

         Effective December 17, 1999, Delaware Group Equity Funds IV, Inc. changed its name to Delaware Group Equity Funds IV.

         Class R Shares of the Growth Opportunities Fund were offered on June2, 2003 and Class R Shares of Diversified Growth Fund have not yet commenced operations.

NONCUMULATIVE VOTING
         EQUITY FUNDS IV SHARES HAVE NONCUMULATIVE VOTING RIGHTS WHICH MEANS THAT THE HOLDERS OF MORE THAN 50% OF THE SHARES OF EQUITY FUNDS IV VOTING FOR THE ELECTION OF TRUSTEES CAN ELECT ALL THE TRUSTEES IF THEY CHOOSE TO DO SO, AND, IN SUCH EVENT, THE HOLDERS OF THE REMAINING SHARES WILL NOT BE ABLE TO ELECT ANY TRUSTEES.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the SEC.

[FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds IV and, in its capacity as such, audits the annual financial statements contained in the Funds' Annual Reports. Each Fund's Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended September 30, 2004 are included in its Annual Report to shareholders. The financial statements, the notes relating thereto, the financial highlights and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Reports into this Part B.]

[APPENDIX A--INVESTMENT OBJECTIVES OF THE FUNDS IN THE DELAWARE INVESTMENTS
FAMILY


        Following is a summary of the investment objectives of the funds in the Delaware Investments family:

        DELAWARE DIVERSIFIED INCOME FUND seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high-yield, higher risk securities, investment-grade fixed-income securities and foreign government and other foreign fixed-income securities. DELAWARE U.S. GROWTH FUND seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high-expected earnings growth rates relative to their industry.

        DELAWARE CASH RESERVE FUND seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

        DELAWARE BALANCED FUND seeks long-term growth by a balance of capital appreciation, income and preservation of capital. As a balanced fund, the fund invests at least 25% of its assets in fixed-income securities and the remaining in equity securities. DELAWARE DEVON FUND seeks total return. It will invest primarily in common stocks. It will focus on common stocks that the manager believes to have potential for above-average earnings per share growth over time.

        DELAWARE DECATUR EQUITY INCOME FUND seeks high current income and capital appreciation. It invests primarily in dividend-paying stocks of large, well-established companies. DELAWARE DIVERSIFIED VALUE FUND seeks capital appreciation with current income as a secondary objective by investing in dividend-paying stocks and income producing securities that are convertible into common stocks. DELAWARE GROWTH AND INCOME FUND seeks capital appreciation with current income as a secondary objective. It invests primarily in common stocks of large, well-established companies. DELAWARE SOCIAL AWARENESS FUND seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

        DELAWARE AMERICAN SERVICES FUND seeks to provide long-term capital growth. It invests primarily in stocks of U.S. companies in the financial services, business services and consumer services sectors. DELAWARE SMALL CAP GROWTH FUND seeks to provide long-term capital growth by investing in common stocks of small growth-oriented or emerging growth companies that we believe offer above average opportunities for long-term price appreciation. DELAWARE TECHNOLOGY AND INNOVATION FUND seeks to provide long-term capital growth by investing primarily in stocks the investment advisor believes will benefit from technological advances and improvements. DELAWARE TREND FUND seeks capital appreciation by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

        DELAWARE DIVERSIFIED GROWTH FUND seeks capital appreciation by investing in stocks of companies that have growth potential that exceeds the average anticipated growth rate. DELAWARE GROWTH OPPORTUNITIES FUND seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

        DELAWARE DIVIDEND INCOME FUND seeks to provide high current income and the potential for capital appreciation by investing primarily in income generating securities (debt and equity). DELAWARE SMALL CAP VALUE FUND seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

        FOUNDATION FUNDS are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). DELAWARE BALANCED ALLOCATION PORTFOLIO seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. DELAWARE INCOME ALLOCATION PORTFOLIO seeks a combination of current income and preservation of capital with capital appreciation by investing primarily in a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. DELAWARE GROWTH ALLOCATION PORTFOLIO seeks long-term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds. DELAWARE S&P 500 INDEX FUND seeks to replicate the total return of the Standard & Poor's 500 Composite Stock Price Index, which emphasizes large U.S. companies.

        DELAWARE EMERGING MARKETS FUND seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. DELAWARE INTERNATIONAL SMALL CAP VALUE FUND seeks to achieve long-term capital appreciation by investing primarily in smaller non-U.S. companies, which may include companies located or operating in established or emerging countries. DELAWARE INTERNATIONAL VALUE EQUITY FUND seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income.

        DELAWARE AMERICAN GOVERNMENT BOND FUND seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

        DELAWARE CORPORATE BOND FUND seeks to provide investors with total return by investing primarily in corporate bonds. DELAWARE DELCHESTER FUND seeks as high a current income as possible by investing principally in high yield, high risk corporate bonds, and also in U.S. government securities and commercial paper. DELAWARE EXTENDED DURATION BOND FUND seeks to provide investors with total return by investing primarily in corporate bonds. DELAWARE HIGH-YIELD OPPORTUNITIES FUND seeks to provide investors with total return and, as secondary objective, high current income. DELAWARE STRATEGIC INCOME FUND seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities market: high-yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities.

        DELAWARE LIMITED-TERM GOVERNMENT FUND seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities.

        DELAWARE REIT FUND seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

        DELAWARE TAX-FREE MONEY FUND seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

        DELAWARE TAX-FREE INSURED FUND invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. DELAWARE TAX-FREE USA FUND seeks high current income exempt from federal income tax by investing in municipal bonds of geographically diverse issuers. DELAWARE TAX-FREE USA INTERMEDIATE FUND seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

        DELAWARE TAX-FREE PENNSYLVANIA FUND seeks a high level of current interest income exempt from federal and, to the extent possible, certain Pennsylvania state and local taxes, consistent with the preservation of capital.

        DELAWARE TAX-FREE ARIZONA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. DELAWARE TAX-FREE MINNESOTA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

        DELAWARE TAX-FREE MINNESOTA INTERMEDIATE FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining a dollar-weighted average effective maturity from five to ten years.

        DELAWARE TAX-FREE CALIFORNIA INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. DELAWARE TAX-FREE FLORIDA INSURED FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. DELAWARE TAX-FREE FLORIDA FUND seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. DELAWARE TAX-FREE MISSOURI INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. DELAWARE TAX-FREE OREGON INSURED FUND seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital.

        DELAWARE TAX-FREE ARIZONA FUND seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. DELAWARE TAX-FREE CALIFORNIA FUND seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. DELAWARE TAX-FREE IDAHO FUND seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. DELAWARE MINNESOTA HIGH-YIELD MUNICIPAL BOND FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. DELAWARE NATIONAL HIGH-YIELD MUNICIPAL FUND seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. DELAWARE TAX-FREE NEW YORK FUND seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital.

        DELAWARE TAX-FREE COLORADO FUND seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

        DELAWARE CORE EQUITY FUND seeks long-term capital appreciation. The Fund typically invests in large capitalization companies with relatively consistent earnings and growth records. DELAWARE SELECT GROWTH FUND seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments.

        DELAWARE TAX-FREE MINNESOTA FUND seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

        DELAWARE VIP TRUST offers various funds available exclusively as funding vehicles for certain insurance company separate accounts. DELAWARE VIP BALANCED SERIES seeks a balance of capital appreciation, income and preservation of capital. As a "balanced" fund, the Series invests at least 25% of its assets in fixed-income securities and the remainder primarily in equity securities. DELAWARE VIP CAPITAL RESERVES SERIES seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. DELAWARE VIP CASH RESERVE SERIES is a money market fund which seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DELAWARE VIP DIVERSIFIED INCOME SERIES seeks high current income and total return. The Series seeks to achieve its objective by using a multi-sector investment approach, investing primarily in three sectors of the fixed income securities markets: high-yield, higher risk securities; investment grad fixed-income securities; and foreign government and other foreign fixed-income securities. DELAWARE VIP EMERGING MARKETS SERIES seeks to achieve long-term capital appreciation. The Series seeks to achieve its objective by investing primarily in equity securities of issuers located or operating in emerging countries. DELAWARE VIP GLOBAL BOND SERIES seeks current income consistent with preservation of principal by investing primarily in fixed-income securities that may also provide the potential for capital appreciation. The Series will invest in fixed-income securities of issuers from at least three different countries, one of which may be the United States. DELAWARE VIP GROWTH OPPORTUNITIES SERIES seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. DELAWARE VIP HIGH YIELD SERIES seeks total return and, as a secondary objective, high current income. It seeks to achieve its objective by investing primarily in high-yield corporate bonds. DELAWARE VIP INTERNATIONAL VALUE EQUITY SERIES seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers providing the potential for capital appreciation and income. DELAWARE VIP LARGE CAP VALUE SERIES seeks capital appreciation with current income as a secondary objective. It seeks to achieve its objective by investing primarily in common stocks of large, well-established companies. DELAWARE VIP REIT SERIES seeks to achieve maximum long-term total return. Capital appreciation is a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry. DELAWARE VIP SELECT GROWTH SERIES seeks long-term capital appreciation. The Series attempts to achieve its investment objective by investing primarily in equity securities of companies of all sizes which the manager believes have the potential for high earnings growth. DELAWARE VIP SMALL CAP VALUE SERIES seeks capital appreciation by investing primarily in small cap common stocks whose market value appears low relative to their underlying value or future earnings and growth potential. DELAWARE VIP TREND SERIES seeks long-term capital appreciation by investing primarily in small cap common stocks and convertible securities of emerging and other growth-oriented companies. DELAWARE VIP U.S. GROWTH SERIES seeks to maximize capital appreciation. The Series seeks to achieve its objective by investing primarily in stocks of companies of all sizes. We look for stocks with low dividend yields, strong balance sheets and high-expected earnings growth rates as compared to other companies in the same industry.

        For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.


        Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus.]

                                     PART C

                                Other Information


Item 22.       Exhibits

                         (a)  Agreement and Declaration of Trust.

                              (1) Agreement and Declaration of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

                              (2) Certificate of Trust (December 17, 1998) incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.


                         (b)  By-Laws. Amended and Restated By-Laws (August 19,
                              2004) attached as Exhibit.

                         (c) Copies of All Instruments Defining the Rights of Holders.

                              (1) Agreement and Declaration of Trust. Articles III, IV, V and VI of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

                              (2) By-Laws. Article II of By-Laws attached as Exhibit (b).

                         (d)  Investment Management Agreement.

                              (1) Executed Investment Management Agreement (December 17, 1999) between Delaware Management Company and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 27 filed on November 27, 2000.

                         (e)  (1)  Distribution Agreements.

                                   (i)    Executed Distribution Agreement (May
                                          15, 2003) between Delaware
                                          Distributors, L.P. and the Registrant
                                          attached incorporated into this filing
                                          by reference to Post-Effective
                                          Amendment No. 32 filed November 26,
                                          2003.

                                   (ii)   Executed Financial Intermediary
                                          Distribution Agreement (January 1,
                                          2001) between Delaware Distributors,
                                          L.P. and Lincoln Financial
                                          Distributors, Inc. on behalf of the
                                          Registrant incorporated into this
                                          filing by reference to Post-Effective
                                          Amendment No. 28 filed January 26,
                                          2001.

                                   (iii)  Executed Second Amended and Restated
                                          Financial Intermediary Distribution
                                          Agreement (August 21, 2003) between
                                          Delaware Distributors, L.P. and
                                          Lincoln Financial Distributors, Inc.
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 32 filed November 26, 2003.


                                   (iv)   Executed Appendix A (December 20,
                                          2001) to Financial Intermediary
                                          Distribution Agreement incorporated
                                          into this filing by reference to Post
                                          Effective Amendment No. 30 filed
                                          November 29, 2002.

                              (2)  Dealer's Agreement. Dealer's Agreement
                                   (January 2001) incorporated into this filing by reference to Post Effective Amendment No. 30 filed November 29, 2002.

                              (3) Vision Mutual Fund Gateway(R) Agreement. Vision Mutual Fund Gateway(R) Agreement (November 2000) incorporated into this filing by reference to Post Effective Amendment No. 30 filed November 29, 2002.

                              (4) Registered Investment Advisers Agreement. Registered Investment Advisers Agreement (January 2001) incorporated into this filing by reference to Post Effective Amendment No. 30 filed November 29, 2002.

                              (5) Bank/Trust Agreement. Bank/Trust Agreement (August 2004) attached as Exhibit.

                         (f)  Inapplicable.

                         (g)  Custodian Agreement.

                              (1)  Executed Global Custody Agreement (May 1,
                                   1996) between JPMorgan Chase Bank and the
                                   Registrant is incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                                   (i)    Executed Letter to add Delaware
                                          Diversified Growth Fund (formerly
                                          Capital Appreciation Fund) to the
                                          Global Custody Agreement (November 29,
                                          1996) between JPMorgan Chase Bank and
                                          the Registrant incorporated into this
                                          filing by reference to Post-Effective
                                          Amendment No. 22 filed April 30, 1997.

                                   (ii)   Executed Amendment to the Global
                                          Custody Agreement (November 20, 1997)
                                          between JPMorgan Chase Bank and the
                                          Registrant on behalf of each Fund
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 24 filed November 30, 1998.

                                   (iii)  Executed Amendment No. 1 (July 17,
                                          2003) to Schedule A of the Global
                                          Custody Agreement between JPMorgan
                                          Chase Bank and the Registrant
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 32 filed November 26, 2003.


                              (2)  Executed Securities Lending Agreement
                                   (December 22, 1998) with JPMorgan Chase Bank incorporated into this filing by reference to Post-Effective Amendment No. 27 filed on November 27, 2000.

                                   (i)    Executed Amendment No. 1 (July 17,
                                          2003) to Schedule A of the Securities
                                          Lending Agreement between JPMorgan
                                          Chase Bank and the Registrant
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 32 filed November 26, 2003.

                         (h)  Other Material Contracts.

                              (1) Executed Shareholders Services Agreement (April 19, 2001) between Delaware Service Company, Inc. and the Registrant is incorporated into this filing by reference to Post-Effective Amendment No. 29 filed November 29, 2001.

                                   (i)    Executed Letter Amendment (August 23,
                                          2003) to the Shareholder Services
                                          Agreement between Delaware Service
                                          Company, Inc. and the Registrant
                                          incorporated into this filing by
                                          reference to Post-Effective Amendment
                                          No. 32 filed November 26, 2003.

                              (2)  Executed Delaware Group of Funds Fund
                                   Accounting Agreement (August 19, 1996)
                                   between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 31 filed May 7, 2003.

                                   (i)    Executed Amendment No. 27 (October 1,
                                          2003) to Schedule A of Delaware
                                          Investments Family of Funds Fund
                                          Accounting Agreement attached as
                                          Exhibit.

                                   (ii)   Executed Schedule B (May 16, 2002) to
                                          Delaware Group of Funds Fund
                                          Accounting Agreement incorporated into
                                          this filing by reference to
                                          Post-Effective Amendment No. 31 filed
                                          May 7, 2003.

                         (i) Opinion of Counsel. Incorporated into this filing by reference to Post-Effective Amendment No. 25 filed October 18, 1999.

                         (j) Consent and Reports of Independent Registered Accounting Firm. To be filed by amendment.

                         (k)  Inapplicable.

                         (l) Investment Letter of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 2 filed March 26, 1986.

                         (m)  Plans under Rule 12b-1.

                              (1)  Plan under Rule 12b-1 for Class A (April 19,
                                   2001) incorporated into this filing by
                                   reference to Post-Effective Amendment No. 29 filed November 29, 2001.

                              (2)  Plan under Rule 12b-1 for Class B (April 19,
                                   2001) incorporated into this filing by
                                   reference to Post-Effective Amendment No. 29 filed November 29, 2001.

                              (3)  Plan under Rule 12b-1 for Class C (April 19,
                                   2001) incorporated into this filing by
                                   reference to Post-Effective Amendment No. 29 filed November 29, 2001.

                              (4)  Plan under Rule 12b-1 for Class R (May 15,
                                   2003) incorporated into this filing by
                                   reference to Post-Effective Amendment No. 31 filed May 7, 2003.

                         (n) Plan under Rule 18f-3. Plan under Rule 18f-3 (May 1, 2003) incorporated into this filing by reference to Post-Effective Amendment No. 31 filed May 7, 2003.

                         (o)  Inapplicable.

                         (p)  Codes of Ethics.

                              (1) Code of Ethics for the Delaware Investments' Family of Funds (February 2004) attached as Exhibit.

                              (2)  Code of Ethics for Delaware Investments
                                   (February 2004) attached as Exhibit.

                              (3)  Code of Ethics for Lincoln Financial
                                   Distributors, Inc. (June 2004) attached as
                                   Exhibit.

                         (q) Powers of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 32 filed November 26, 2003.

Item 23.       Persons Controlled by or under Common Control with Registrant.
               None.

Item 24.       Indemnification.  Article VI of the By-Laws attached as
               Exhibit (b).

Item 25.       Business and Other Connections of Investment Advisor.

               Delaware Management Company (the "Manager"), a series of Delaware Management Business Trust, serves as investment manager to the Registrant and also serves as investment manager or sub-advisor to certain of the other funds in the Delaware Investments family (Delaware Group Adviser Funds, Delaware Group Cash Reserve, Delaware Group Equity Funds I, Delaware Group Equity Funds II, Delaware Group Equity Funds III, Delaware Group Equity Funds V, Delaware Group Foundation Funds, Delaware Group Global & International Funds, Delaware Group Government Fund, Delaware Group Income Funds, Delaware Group Limited-Term Government Funds, Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Fund, Delaware Group Tax-Free Money Fund, Delaware Pooled Trust, Delaware VIP Trust, Voyageur Insured Funds, Voyageur Intermediate Tax-Free Funds, Voyageur Investment Trust, Voyageur Mutual Funds, Voyageur Mutual Funds II, Voyageur Mutual Funds III, Voyageur Tax-Free Funds, Delaware Investments Dividend and Income Fund, Inc., Delaware Investments Global Dividend and Income Fund, Inc., Delaware Investments Arizona Municipal Income Fund, Inc., Delaware Investments Colorado Insured Municipal Income Fund, Inc., Delaware Investments Florida Insured Municipal Income Fund, Delaware Investments Minnesota Municipal Income Fund, Inc., Delaware Investments Minnesota Municipal Income Fund II, Inc. and Delaware Investments Minnesota Municipal Income Fund III, Inc.) as well as to certain non-affiliated registered investment companies. In addition, certain officers of the Manager also serve as trustees of the other Delaware Investments funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 26 below) and another such company acts as the shareholder services, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

               The following persons serving as directors or officers of the Manager have held the following positions during the past two years. Unless noted, the principal business address of the Manager is 2005 Market Street, Philadelphia, PA 19103-7094


-------------------------------------- -------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Jude T. Driscoll                       President/Chief Executive Officer of Delaware Management Company, Delaware Investment
                                       Advisers and Delaware Capital Management (each a series of Delaware Management Business
                                       Trust)

                                       Chairman/President/Chief Executive Officer of each fund in the Delaware Investments
                                       Family of Funds

                                       Chairman and Director of Delaware International Advisers Ltd.

                                       President/Chief Executive Officer and Director/Trustee of Delaware Management Holdings,
                                       Inc., DMH Corp, DIAL Holding Company, Inc., Delaware International Holdings Ltd.,
                                       Delaware Investments U.S., Inc., Delaware General Management, Inc., Delaware Management
                                       Company, Inc., Delaware Service Company, Inc., Delaware Distributors, Inc., Retirement
                                       Financial Services, Inc., Delaware Management Business Trust, Delaware Distributors,
                                       L.P., Lincoln National Investment Companies, Inc. and LNC Administrative Services
                                       Corporation

                                       President of Delaware Lincoln Cash Management (a series of Delaware Management Business
                                       Trust)

                                       Director of HYPPCO Finance Company Ltd.
-------------------------------------- -------------------------------------------------------------------------------------------
John C. E. Campbell                    Executive Vice President/Global Marketing & Client Services of Delaware Management
                                       Company (a series of Delaware Management Business Trust)

                                       Executive Vice President/Global Marketing Sales, Client Services & Product Development
                                       and President/Global Institutional Services of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)

                                       Director of Delaware International Advisers Ltd.
-------------------------------------- -------------------------------------------------------------------------------------------


-------------------------------------- -------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Patrick P. Coyne                       Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income of
                                       Delaware Management Company, Delaware Investment Advisers, Delaware Capital Management
                                       (each series of Delaware Management Business Trust), Delaware Management Holdings,
                                       Inc., Delaware Management Business Trust and Lincoln National Investment Companies,
                                       Inc.

                                       Executive Vice President/Managing Director/Head of Equity Investments of each fund in the Delaware Investments Family of Funds

                                       President and Director of Lincoln National Convertible Securities Fund, Inc. and Lincoln
                                       National Income Fund, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Joseph H. Hastings                     Executive Vice President/Interim Chief Financial Officer/Treasurer/Controller of Delaware
                                       Management Company, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                                       Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc., Delaware General
                                       Management, Inc., Delaware Management Company, Inc., Delaware Service Company, Inc.,
                                       Delaware Management Business Trust, Lincoln National Investment Companies, Inc. and LNC
                                       Administrative Services Corporation

                                       Executive Vice President/Chief Financial Officer/Treasurer and Director of Delaware
                                       Management Trust Company

                                       Executive Vice President/Chief Financial Officer of Retirement Financial Services, Inc.
                                       and each fund in the Delaware Investments Family of Funds

                                       Executive Vice President/Interim Chief Financial Officer/Controller of Delaware
                                       Investment Advisers (a series of Delaware Management Business Trust)

                                       Executive Vice President/Interim Chief Financial Officer of Delaware International
                                       Holdings Ltd.

                                       Executive Vice President of Delaware Distributors, Inc. and Delaware Distributors, L.P.
-------------------------------------- -------------------------------------------------------------------------------------------
Joanne O. Hutcheson                    Executive Vice President/Chief Operating Officer of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH
                                       Corp., DIAL Holding Company, Inc., Delaware International Holdings, Inc., Delaware
                                       Investments U.S., Inc., Delaware General Management, Inc., Delaware Management Company,
                                       Inc., Delaware Management Business Trust and Lincoln National Investment Companies, Inc.

                                       Executive Vice President/Chief Operating Officer and Director of Delaware Service
                                       Company, Inc., Retirement Financial Services, Inc. and LNC Administrative Services
                                       Corporation

                                       Executive Vice President of Delaware Distributors, Inc., Delaware Distributors, L.P.,

                                       Senior Vice President/Human Resources of Delaware Management Trust Company
-------------------------------------- -------------------------------------------------------------------------------------------

-------------------------------------- -------------------------------------------------------------------------------------------


-------------------------------------- -------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Richelle S. Maestro                    Executive Vice President/General Counsel/Secretary of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Capital Management and Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds

                                       Executive Vice President/General Counsel/Secretary and Director/Trustee of Delaware
                                       Management Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments
                                       U.S., Delaware General Management, Inc., Delaware Management Company, Inc., Delaware
                                       Service Company, Inc., Delaware Distributors, Inc., Retirement Financial Services, Inc.,
                                       Lincoln National Investment Companies, Inc. and LNC Administrative Services Corporation

                                       Executive President/Deputy General Counsel and Director of Delaware International
                                       Holdings Ltd.

                                       Senior Vice President/General Counsel/Secretary and Director/Trustee of Delaware
                                       Management Business Trust and Delaware Distributors, L.P.

                                       Senior Vice President/General Counsel/Secretary of Delaware Management Trust Company

                                       Vice President/General Counsel of Lincoln National Convertible Securities Fund, Inc.
                                       and Lincoln National Income Fund, Inc.

                                       General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia,
                                       PA.
-------------------------------------- -------------------------------------------------------------------------------------------

See Yeng Quek                          Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income of
                                       Delaware Management Company, Delaware Investment Advisers and Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds

                                       Executive Vice President/Managing Director/Chief Investment Officer - Fixed Income and
                                       Director/Trustee of Delaware Management Holdings, Inc., Delaware Management Business
                                       Trust and Lincoln National Investment Companies, Inc.

                                       Director/Trustee of DHM Corp., DIAL Holding Company, Inc., Delaware International
                                       Holdings Ltd., Delaware Investments U.S., Inc., Delaware Management Company, Inc.,
                                       Delaware Service Company, Inc. and HYPPCO Finance Company Ltd.
-------------------------------------- -------------------------------------------------------------------------------------------
Gerald S. Frey                         Managing Director/Chief Investment Officer - Growth Investing of Delaware Management
                                       Company, Delaware Investment Advisers, Delaware Capital Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., Delaware
                                       Management Business Trust, Lincoln National Investments Companies, Inc. and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Douglas L. Anderson                    Senior Vice President/Operations of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc., Delaware Distributors, Inc.,
                                       Retirement Financial Services, Inc. and Delaware Distributors, L.P

                                       Senior Vice President/Operations and Director of Delaware  Management Trust Company
-------------------------------------- -------------------------------------------------------------------------------------------
Robert L. Arnold                       Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers and Delaware Capital Management (each a series of Delaware Management
                                       Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------


-------------------------------------- -------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Marshall T. Bassett                    Senior Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)

                                       Senior Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                                       Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Christopher S. Beck                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                                       Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Michael P. Bishof                      Senior Vice President/Investment Accounting of Delaware Management Company, Delaware
                                       Capital Management (each a series of Delaware Management Business Trust), Delaware
                                       Service Company, Inc. and Delaware Distributors, L.P.

                                       Senior Vice President/Treasurer/Investment Accounting of Delaware Investment Advisers (a
                                       series of Delaware Management Business Trust)

                                       Senior Vice President/Manager of Investment Accounting of Delaware International Advisers
                                       Ltd.,

                                       Senior Vice President/Treasurer of each fund in the Delaware Investments Family of Funds

                                       Chief Financial Officer of Lincoln National Convertible Securities Fund, Inc. and Lincoln
                                       National Income Fund, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Ryan K. Brist                          Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President of Lincoln National Income Fund, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Timothy G. Connors                     Senior Vice President/Chief Investment Officer - Value Investing of Delaware Management
                                       Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust), Delaware Management Holdings, Inc., Delaware Management Business Trust , Lincoln
                                       National Investment Companies, Inc. and each fund in the Delaware Investments Family of
                                       Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Nancy M. Crouse                        Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)  and each fund in the Delaware Investment Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
George E. Deming                       Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Director of Delaware International Advisers Ltd.
-------------------------------------- -------------------------------------------------------------------------------------------
Robert J. DiBraccio                    Senior Vice President/Head of Equity Trading of Delaware Management Company, Delaware
                                       Investment Advisers and Delaware Capital Management (each a series of Delaware Management
                                       Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
John B. Fields                         Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Trustee of Delaware Management Business Trust
-------------------------------------- -------------------------------------------------------------------------------------------
John A. Heffern                        Senior Vice President/Portfolio Manager of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)

                                       Senior Vice President/Senior Portfolio Manager of each fund in the Delaware Investments
                                       Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------


-------------------------------------- -------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Carolyn McIntyre(1)                    Senior Vice President/Human Resources of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL
                                       Holding Company, Inc., Delaware General Management, Inc., Delaware Management Business
                                       Trust and Lincoln National Investment Companies, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Susan L. Natalini                      Senior Vice President/Global Marketing & Client Services of Delaware Management Company
                                       and Delaware Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Francis X. Morris                      Director - Fundamental Research/Senior Portfolio Manager of Delaware Management Company
                                       (a series of Delaware Management Business Trust)

                                       Senior Vice President/Senior Portfolio Manager of Delaware Investment Advisers (a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President/Senior Portfolio Manager of Delaware General Management, Inc.

                                       Vice President/Senior Equity Analyst of Delaware Capital Management (a series of Delaware
                                       Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
John J. O'Connor                       Senior Vice President/Investment Accounting of Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Service Company, Inc.

                                       Senior Vice President/Investment Accounting/Assistant Treasurer of Delaware Investment
                                       Advisers (a series of Delaware Management Business Trust)

                                       Senior Vice President/Assistant Treasurer of each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Philip R Perkins(2)                    Senior Vice President/Senior Portfolio Manager of Delaware Management Company and
                                       Delaware Investment Adviser (each a series of Delaware Management Business Trust)

-------------------------------------- -------------------------------------------------------------------------------------------
Timothy L. Rabe                        Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)  and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Paul M. Ross                           Senior Vice President/Global Marketing & Client Services of Delaware Management Company
                                       and Delaware Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
James L. Shields                       Senior Vice President/Chief Information Officer of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                                       Business Trust), Delaware Service Company, Inc., Retirement Financial Services, Inc. and
                                       Delaware Distributors, L.P.
-------------------------------------- -------------------------------------------------------------------------------------------
Ward W. Tatge                          Senior Vice President/Director of Fixed Income Research of Delaware Management Company,
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Gary T. Abrams                         Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Christopher S. Adams                   Vice President/Portfolio Manager/Senior Equity Analyst of Delaware Management Company (a
                                       series of Delaware Management Business Trust) and each fund in the Delaware Investments
                                       Family of Funds

                                       Vice President/Senior Equity Analyst I of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Renee E. Anderson                      Vice President/Portfolio Manager/Senior Equity Analyst II of Delaware Management Company
                                       (a series of Delaware Management Business Trust) and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------


-------------------------------------- -------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Damon J. Andres                        Vice President/Senior Fixed Income Portfolio Manager I of Delaware Management Company (a
                                       series of Delaware Management Business Trust)

                                       Vice President/Senior Portfolio Manager of each fund in the Delaware Investments Family of Funds

                                       Vice President/Portfolio Manager of Delaware Investment Advisers (a series of Delaware
                                       Management Business Trust)

                                       Vice President of Lincoln National Convertible Securities Fund, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Joseph R. Baxter                       Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Richard E. Biester                     Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Vincent A. Brancaccio                  Vice President/Senior Equity Trader of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Michael P. Buckley                     Vice President/Portfolio Manager/Director of Municipal Research of Delaware Management
                                       Company and Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust)

                                       Vice President/Portfolio Manager/Senior Municipal Bond Analyst of each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
MaryEllen M. Carrozza                  Vice President/Client Services of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust), Delaware General
                                       Management, Inc. and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Stephen R. Cianci                      Senior Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President/Portfolio Manager of Delaware Capital Management (a series of Delaware
                                       Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
David F. Connor                        Vice President/Deputy General Counsel/Assistant Secretary of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust), Delaware Management
                                       Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc.,
                                       Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware Distributors,
                                       Inc. Retirement Financial Services, Inc., Delaware Management Trust Company, Delaware
                                       Management Business Trust, Delaware Distributors, L.P., Lincoln National Investment
                                       Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware
                                       Investments Family of Funds

                                       Secretary of Lincoln National Convertible Securities Fund, Inc. and Lincoln National
                                       Income Fund, Inc.
-------------------------------------- -------------------------------------------------------------------------------------------
Joseph F. DeMichele                    Vice President/High Grade Trading of Delaware Management Company (a series of Delaware
                                       Management Business Trust)

                                       Vice President/Senior High Grade Trading of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------


-------------------------------------- -------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------

-------------------------------------- -------------------------------------------------------------------------------------------
Joel A. Ettinger                       Vice President/Taxation of Delaware Management Company, Delaware Investment Advisers,
                                       Delaware Capital Management, Delaware Lincoln Cash Management (each a series of Delaware
                                       Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL Holding
                                       Company, Inc., Delaware General Management, Inc., Delaware Management Company, Inc.,
                                       Delaware Service Company, Inc., Delaware Distributors, Inc. Retirement Financial
                                       Services, Inc., Delaware Management Business Trust, Delaware Distributors, L.P., Lincoln
                                       National Investment Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Phoebe W. Figland                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Joseph Fiorilla                        Vice President/Trading Operations of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Charles E. Fish                        Vice President/Senior Equity Trader of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Clifford M. Fisher(3)                  Vice President/Senior Bond Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Denise A. Franchetti                   Vice President/Portfolio Manager/Municipal Bond Credit Analyst of Delaware Management
                                       Company, Delaware Investment Advisers (each a series of Delaware Management Business
                                       Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Brian Funk                             Vice President/High Yield Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
James A. Furgele                       Vice President/Investment Accounting of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust), Delaware Service Company,
                                       Inc. and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Brent C. Garrells                      Vice President/ High Yield Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Daniel V. Geatens                      Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Stuart M. George                       Vice President/Equity Trader of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Barry Gladstein                        Vice President/Portfolio Analyst of Delaware Management Company and Delaware Investment
                                       Advisers (a series of Delaware Management Business Trust)

                                       Vice President/Equity Analyst of Delaware Capital Management (a series of Delaware
                                       Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Paul Grillo                            Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds

                                       Vice President/Portfolio Manager of Delaware Capital Management (a series of Delaware
                                       Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Brian T. Hannon                        Vice President/Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Jonathan Hatcher(4)                    Vice President/Senior High Yield Trader of Delaware Management Company (a series of
                                       Delaware Management Business Trust)

                                       Vice President/Senior High Yield Analysis of Delaware Investment Advisers (a series of
                                       Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------


-------------------------------------- -------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Jeffrey W. Hynoski                     Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Cynthia Isom                           Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Kenneth R. Jackson                     Vice President/Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Steven T. Lampe                        Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management (each a series of Delaware Management Business
                                       Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Kevin S. Lee                           Vice President/Assistant Controller of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL
                                       Holding Company, Inc., Delaware Investments U.S., Inc., Delaware General Management,
                                       Inc., Delaware Management Company, Inc., Delaware Service Company, Inc., Delaware
                                       Distributors, Inc. Retirement Financial Services, Inc., Delaware Management Trust
                                       Company, Delaware Management Business Trust, Delaware Distributors, L.P., Lincoln
                                       National Investment Companies, Inc., LNC Administrative Services Corporation and LNC
                                       Administrative Services Corporation
-------------------------------------- -------------------------------------------------------------------------------------------
Andrew M. McCullagh, Jr.               Vice President/Senior Portfolio Manager of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Michael S. Morris                      Vice President/Portfolio Manager of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Senior Equity Analyst of each fund in the Delaware Investments Family of
                                       Funds
-------------------------------------- -------------------------------------------------------------------------------------------
John R. Murray                         Vice President/Senior Equity Analyst of Delaware Management Company (a series of Delaware
                                       Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Brian L. Murray. Jr.(5)                Senior Vice President/Chief Compliance Officer of Delaware Management Company, Delaware
                                       Investment Advisers, Delaware Capital Management (each a series of Delaware Management
                                       Business Trust), Delaware Service Company, Inc., Delaware Distributors, Inc., Retirement
                                       Financial Services, Inc., Delaware Management Business Trust, Delaware Distributors,
                                       L.P., and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
David P. O'Connor                      Vice President/Associate General Counsel/Assistant Secretary of Delaware Management
                                       Company, Delaware Investment Advisers, Delaware Capital Management, Delaware Lincoln Cash
                                       Management (each a series of Delaware Management Business Trust), Delaware Management
                                       Holdings, Inc., DMH Corp., DIAL Holding Company, Inc., Delaware Investments U.S., Inc.,
                                       Delaware General Management, Inc., Delaware Management Company, Inc., Delaware Service
                                       Company, Inc., Delaware Distributors, Inc. Retirement Financial Services, Inc., Delaware
                                       Management Business Trust, Delaware Distributors, L.P., Lincoln National Investment
                                       Companies, Inc., LNC Administrative Services Corporation and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Philip O. Obazee(6)                    Vice President/Derivatives Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Donald G. Padilla                      Vice President/Equity Analyst II of Delaware Management Company and Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Equity Analyst of each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------


-------------------------------------- -------------------------------------------------------------------------------------------
                                       POSITIONS & OFFICES WITH DELAWARE MANAGEMENT COMPANY AND ITS AFFILIATES AND OTHER
NAME AND PRINCIPAL BUSINESS ADDRESS*   POSITIONS & OFFICES HELD
-------------------------------------- -------------------------------------------------------------------------------------------
Richard Salus                          Vice President/Deputy Controller of Delaware Management Company, Delaware Investment
                                       Advisers, Delaware Capital Management, Delaware Lincoln Cash Management (each a series of
                                       Delaware Management Business Trust), Delaware Management Holdings, Inc., DMH Corp., DIAL
                                       Holding Company, Inc., Delaware Investments U.S., Inc., Delaware General Management,
                                       Inc., Delaware Management Company, Inc., Lincoln National Investment Companies, Inc., LNC
                                       Administrative Services Corporation and LNC Administrative Services Corporation

                                       Vice President/Assistant Controller of Delaware International Holdings Ltd., Delaware
                                       Service Company, Inc., Delaware Distributors, Inc., Retirement Financial Services, Inc.,
                                       Delaware Management Trust Company, Delaware Management Business Trust and Delaware
                                       Distributors, L.P.
-------------------------------------- -------------------------------------------------------------------------------------------
Kevin C. Schildt                       Vice President/Senior Municipal Credit Analyst of Delaware Management Company and
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust)

                                       Vice President/Senior Research Analyst of each fund in the Delaware Investments Family of
                                       Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Richard D. Seidel                      Vice President/Assistant Controller/Manager - Payroll of Delaware Management Company,
                                       Delaware Investment Advisers, Delaware Lincoln Cash Management (each a series of Delaware
                                       Management Business Trust), Delaware Investments, U.S., Delaware General Management,
                                       Inc., Delaware Management Company, Inc., Delaware Distributors, Inc., Retirement
                                       Financial Services, Inc., Delaware Management Business Trust, Lincoln Investment
                                       Companies, Inc. and LNC Administrative Services Corporation

                                       Vice President/Assistant Treasurer of Delaware Capital Management (a series of Delaware
                                       Management Business Trust), Delaware Management Holdings, Inc., DHM Corp., DIAL Holding
                                       Company, Inc., Delaware Service Company, Inc. and Delaware Distributors, L.P.
-------------------------------------- -------------------------------------------------------------------------------------------
Brenda L. Sprigman                     Vice President/Business Manager - Fixed Income of Delaware Management Company and
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
Matthew J. Stephens                    Vice President/Senior High Grade Analyst of Delaware Management Company, Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust) and each fund in the Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Michael T. Taggart                     Vice President/Facilities & Administrative Services of Delaware Management Company,
                                       Delaware Investment Advisers (each a series of Delaware Management Business Trust),
                                       Delaware Service Company, Inc., Delaware Distributors, Inc. and Delaware Distributors,
                                       L.P.
-------------------------------------- -------------------------------------------------------------------------------------------
Lori P. Wachs                          Vice President/Portfolio Manager of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Laura Wagner                           Vice President/Investment Accounting of Delaware Management Company (a series of Delaware
                                       Management Business Trust), Delaware Service Company, Inc. and each fund in the Delaware
                                       Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------
Chris Welker                           Vice President/Senior High Grade Trader of Delaware Management Company and Delaware
                                       Investment Advisers (each a series of Delaware Management Business Trust)
-------------------------------------- -------------------------------------------------------------------------------------------
James J. Wright                        Vice President/Senior Equity Analyst of Delaware Management Company, Delaware Investment
                                       Advisers (each a series of Delaware Management Business Trust) and each fund in the
                                       Delaware Investments Family of Funds
-------------------------------------- -------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 HEAD OF HUMAN RESOURCES, Lincoln Life, 2001-2003.
2 MANAGING DIRECTOR/GLOBAL MARKETS, Deutsche Bank, 1998-2003.
3 VICE PRESIDENT/MUNICIPAL BOND, Advest, Inc., 1999-2002.
4 SENIOR RESEARCH ANALYST, Strong Capital Management, 2000-2002.
5 ASSOCIATE CORPORATE COUNSEL, Franklin Templeton Investments, 1998-2002.
6 VICE PRESIDENT/QUANTITATIVE RESEARCH GROUP, First Union Capital Markets
  Corporation, 1998-2001.
--------------------------------------------------------------------------------

Item 26. Principal Underwriters.

                  (a)(1) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Investments Family of Funds.

                  (b)(1) Information with respect to each officer or partner of the principal underwriter and the Registrant is provided below. Unless noted, the principal business address of Delaware Distributors, L.P. is 2005 Market Street, Philadelphia, PA 19103-7094.

-------------------------------------------- ----------------------------------------- -----------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS            POSITIONS & OFFICES WITH UNDERWRITER      POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------------- ----------------------------------------- -----------------------------------------
Delaware Distributors, Inc.                  General Partner                           None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Delaware Capital Management                  Limited Partner                           None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Delaware Investment Advisers                 Limited Partner                           None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Kevin J. Lucey                               President/Chief Executive Officer         None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Joseph H. Hastings                           Executive Vice President                  Executive Vice President/Chief
                                                                                       Financial Officer
-------------------------------------------- ----------------------------------------- -----------------------------------------
Joanne O. Hutcheson                          Executive Vice President                  None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Richelle S. Maestro                          Executive Vice President/General          Executive Vice President/General
                                             Counsel/ Secretary                        Counsel/ Secretary (Chief Legal Officer)
-------------------------------------------- ----------------------------------------- -----------------------------------------
Philip N. Russo                              Executive Vice President/Chief            None
                                             Financial Officer
-------------------------------------------- ----------------------------------------- -----------------------------------------
Diane M. Anderson                            Senior Vice President/Retirement          None
                                             Operations
-------------------------------------------- ----------------------------------------- -----------------------------------------
Douglas L. Anderson                          Senior Vice President/Operations          None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Michael P. Bishof                            Senior Vice President/Investment          Senior Vice President/Treasurer
                                             Accounting
-------------------------------------------- ----------------------------------------- -----------------------------------------
Thomas M. McConnell                          Senior Vice President/Senior 529 Plans    None
                                             Product Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Carolyn McIntyre                             Senior Vice President/Human Resources     None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Daniel J. Perullo                            Senior Vice President/Eastern Director,   None
                                             Institutional Sales
-------------------------------------------- ----------------------------------------- -----------------------------------------
Robert E. Powers                             Senior Vice President/Senior Domestic     None
                                             Sales Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
James L. Shields                             Senior Vice President/Chief Information   None
                                             Officer
-------------------------------------------- ----------------------------------------- -----------------------------------------
Trevor M. Blum                               Vice President/Senior Consulting          None
                                             Relationship Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Elisa C. Colkitt                             Vice President/Broker Dealer Operations   None
                                             & Service Support
-------------------------------------------- ----------------------------------------- -----------------------------------------
David F. Connor                              Vice President/Deputy General             Vice President/Deputy General
                                             Counsel/Assistant Secretary               Counsel/Assistant Secretary
-------------------------------------------- ----------------------------------------- -----------------------------------------
Joel A. Ettinger                             Vice President/Taxation                   Vice President/Taxation
-------------------------------------------- ----------------------------------------- -----------------------------------------
Susan T. Friestedt                           Vice President/Retirement Services        None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Edward M. Grant                              Vice President/Defined Contribution       None
                                             Sales Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Jeffrey M. Kellogg                           Vice President/Senior Product             None
                                             Manager/Communications Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Kevin S. Lee                                 Vice President/Assistant Controller       None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Brian L. Murray, Jr.                         Senior Vice President/Chief Compliance    Senior Vice President/Chief Compliance
                                             Officer                                   Officer
-------------------------------------------- ----------------------------------------- -----------------------------------------
David P. O'Connor                            Vice President/Associate General          Vice President/Associate General
                                             Counsel/Assistant Secretary               Counsel/Assistant Secretary
-------------------------------------------- ----------------------------------------- -----------------------------------------


-------------------------------------------- ----------------------------------------- -----------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS            POSITIONS & OFFICES WITH UNDERWRITER      POSITIONS & OFFICES WITH REGISTRANT
-------------------------------------------- ----------------------------------------- -----------------------------------------
Robinder Pal                                 Vice President/Senior Retail e-Business   None
                                             / Production Services Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Richard  Salus                               Vice President/Deputy Controller          None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Richard D. Seidel                            Vice President/Assistant Treasurer        None
-------------------------------------------- ----------------------------------------- -----------------------------------------
Theresa L. Sabol                             Vice President/Defined Contribution       None
                                             Sales Manager
-------------------------------------------- ----------------------------------------- -----------------------------------------
Michael T. Taggart                           Vice President/Facilities &               None
                                             Administrative Services
-------------------------------------------- ----------------------------------------- -----------------------------------------

                  (a)(2) Lincoln Financial Distributors, Inc. ("LFD") serves as financial intermediary wholesaler for all the mutual funds in the Delaware Investments Family of Funds.

                  (b)(2) Information with respect to each officer or partner of LFD and the Registrant is provided below. Unless noted, the principal business address of LFD is 2001 Market Street, Philadelphia, PA 19103-7055.

------------------------------------------- ------------------------------------------ ----------------------------------------
NAME & PRINCIPAL BUSINESS ADDRESS           POSITIONS & OFFICE WITH LFD                POSITIONS & OFFICES WITH REGISTRANT
------------------------------------------- ------------------------------------------ ----------------------------------------
Westley V. Thompson                         President/Chief Executive Officer and      None
                                            Director
------------------------------------------- ------------------------------------------ ----------------------------------------
David M. Kittredge                          Senior Vice President and Director         None
------------------------------------------- ------------------------------------------ ----------------------------------------
Terrance Mullen                             Senior Vice President                      None
------------------------------------------- ------------------------------------------ ----------------------------------------
Donald Roberson                             Senior Vice President                      None
------------------------------------------- ------------------------------------------ ----------------------------------------
Margaret Skinner                            Senior Vice President                      None
------------------------------------------- ------------------------------------------ ----------------------------------------
Patrick J. Caulfield(1)                     Vice President/Chief Compliance Officer    None
------------------------------------------- ------------------------------------------ ----------------------------------------
Frederick J. Crawford(2)                    Vice President/Treasurer                   None
------------------------------------------- ------------------------------------------ ----------------------------------------
Daniel P. Hickey(2)                         Vice President                             None
------------------------------------------- ------------------------------------------ ----------------------------------------
Rochelle Krombolz                           Vice President                             None
------------------------------------------- ------------------------------------------ ----------------------------------------
William Lamoin                              Vice President                             None
------------------------------------------- ------------------------------------------ ----------------------------------------
Gregory Smith                               Vice President                             None
------------------------------------------- ------------------------------------------ ----------------------------------------
Michael S. Smith                            Vice President, Chief Financial Officer    None
                                            and Chief Administrative Officer
------------------------------------------- ------------------------------------------ ----------------------------------------
Joyce L. Byrer(3)                           Secretary                                  None
------------------------------------------- ------------------------------------------ ----------------------------------------

-----------
1 350 Church Street, Hartford, CT 06103
2 1500 Market Street, Philadelphia, PA 19103.
3 1300 Clinton Street, Fort Wayne, IN 46802


                  (c)      Not Applicable.


Item 27.          Location of Accounts and Records.

                  All accounts and records are maintained in Philadelphia at 2005 Market Street, Philadelphia, PA 19103-7094.

Item 29.          Management Services.  None.

Item 30.          Undertakings.  Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 20th day of December, 2004.

                                   DELAWARE GROUP EQUITY FUNDS IV


                                    By:   Jude T. Driscoll
                                          ----------------------
                                          Jude T. Driscoll
                                           Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


           Signature                          Title                       Date
           ---------                          -----                       ----



Jude T. Driscoll                  Chairman/Chief Executive Officer         December 20, 2004
------------------------          (Principal Executive Officer)
Jude T. Driscoll                  and Trustee


Walter P. Babich       *          Trustee                                  December 20, 2004
------------------------
Walter P. Babich


John H. Durham         *          Trustee                                  December 20, 2004
------------------------
John H. Durham


John A. Fry            *          Trustee                                  December 20, 2004
------------------------
John A. Fry


Anthony D. Knerr       *          Trustee                                  December 20, 2004
------------------------
Anthony D. Knerr


Ann R. Leven           *          Trustee                                  December 20, 2004
------------------------
Ann R. Leven


Thomas F. Madison      *          Trustee                                  December 20, 2004
------------------------
Thomas F. Madison


Janet L. Yeomans       *          Trustee                                  December 20, 2004
------------------------
Janet L. Yeomans


Joseph H. Hastings     *          Executive Vice President/Chief           December 20, 2004
------------------------          Financial Officer (Principal
Joseph H. Hastings                Accounting Officer)



                              *By:        Jude T. Driscoll
                                   ------------------------------
                                          Jude T. Driscoll
                                      As Attorney-in-Fact for
                                   each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549













                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.           Exhibit
-----------           -------

EX-99.(b)             Amended and Restated By-Laws (August 19, 2004)

EX-99.(e)(5)          Bank/Trust Agreement (August 2004)

EX-99.(h)(2)(ii)      Executed Amendment No. 27 (October 1, 2003) to Schedule A
                      of Delaware Group Family of Funds Fund Accounting
                      Agreement

EX-99.(p)(1)          Code of Ethics for the Delaware Investments' Family of
                      Funds (February 2004)

EX-99.(p)(2)          Code of Ethics for the Delaware Investments (February
                      2004)

EX-99.(p)(3)          Code of Ethics for Lincoln Financial Distributors, Inc.
                      (June 2004)